As filed with the Securities and Exchange Commission on March 16, 2005

                                                   Registration No. 333-________


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                       [ ] Pre-Effective Amendment No. __
                       [ ] Post-Effective Amendment No. __


                         PRINCIPAL INVESTORS FUND, INC.
               (Exact name of Registrant as specified in charter)

                   680 8th Street, Des Moines, Iowa 50392-0200
              (Address of Registrant's Principal Executive Offices)

                                  800-247-4123
              (Registrant's Telephone Number, Including Area Code)

                               Michael D. Roughton
                     Counsel, Principal Investors Fund, Inc.
                         711 High Street, Suite 405 West
                           Des Moines, Iowa 50392-0200
                     (Name and Address of Agent for Service)

                        Copies of all communications to:
                                 John W. Blouch
                               Dykema Gossett PLLC
                               1300 I Street, N.W.
                           Washington, D.C. 20005-3353
                        202-906-8714; 202-906-8669 (Fax)


Approximate date of proposed public offering: As soon as practicable after this Registration Statement becomes effective.

Title of Securities Being Registered: Advisors Signature Class, Preferred Class, Advisors Preferred Class, Select Class, Advisors Select Class, Institutional Class and Class J common stock, par value $.01 per share.

No filing fee is due because an indefinite number of shares have been registered in reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective on April 15, 2005, pursuant to Rule 488.

                         PRINCIPAL INVESTORS FUND, INC.
                                    Form N-14
                              Cross Reference Sheet
            Pursuant to Rule 481(a) under the Securities Act of 1933

Part A.  Information Required in the Prospectus
Form N-14 Item                                             Caption in Proxy Statement/Prospectus
Item 1           Beginning of Registration Statement and   Cover Page
                 Outside Front Cover or Prospectus

Item 2           Beginning and Outside Back Cover Page     Cover Page; Table of Contents
                 of Prospectus

Item 3           Synopsis and Risk Factors                 Overview of the Plan and the Combination; Proposal 1

Item 4           Information About the Transaction         Letter to Shareholders; Overview of the Plan and the
                                                           Combination; The Plan; Additional Information About the
                                                           Funds

Item 5           Information About the Registrant          Letter to Shareholders; Overview of the Plan and the
                                                           Combination; The Plan; Additional Information About the
                                                           Funds

Item 6           Information About the Fund Being          Letter to Shareholders; Overview of the Plan and the
                 Acquired                                  Combination; The Plan; Additional Information About the
                                                           Funds

Item 7           Voting Information                        Letter to Shareholders; Voting Information; Appendix B

Item 8           Interest of Certain Persons and Experts   Not Applicable

Item 9           Additional Information Required for       Not Applicable
                 Reoffering by Persons Deemed to be
                 Underwriters

Part B.   Information Required in a Statement of Additional Information
Form N-14 Item                                             Caption in Statement of Information
--------------                                             -----------------------------------
Item 10          Cover Page                                Cover Page

Item 11          Table of Contents                         Table of Contents

Item 12          Additional Information About the          Statement of Additional Information of Principal
                 Registrant                                Investors Fund, Inc., dated March 1, 2005

Item 13          Additional Information About the Fund     Statement of Additional Information of Principal
                 Being Acquired                            Investors Fund, Inc, dated March 1, 2005

Item 14          Financial Statements                      Financial Statements

Part C.   Other Information
The information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                         Principal Investors Fund, Inc.
                                 680 8th Street
                           Des Moines, Iowa 50392-0200


                                 April 18, 2005

Dear Shareholder:

         The Board of Directors of Principal Investors Fund, Inc. ("PIF") has called a special meeting of the shareholders of one of its series, the High Quality Long-Term Bond Fund (the "Long-Term Bond Fund"), for May 26, 2005, to vote on a Plan of Acquisition (the "Plan") which provides for the combination of that Fund into another series of PIF, the High Quality Intermediate-Term Bond Fund (the "Intermediate-Term Bond Fund"). If the Plan is approved by shareholders and implemented, shareholders of the Long-Term Bond Fund will cease to own shares of the Long-Term Bond Fund and will become the owners of shares of the same class of the Intermediate-Term Bond Fund equal in value to their shares of the Long-Term Bond Fund. The Board believes that the proposed change is in the best interests of both Funds and their shareholders.

         The Long-Term Bond Fund and the Intermediate-Term Bond Fund are relatively small bond funds that have the same investment objective and invest in the same types of fixed-income securities. The Funds differ in that the average portfolio duration of the Long-Term Bond Fund is normally greater than six years, while the average portfolio duration of the Intermediate-Term Bond Fund is within a three- to six-year time frame. Combining the Funds will result in a larger fund that may be expected over time to operate with greater efficiency and lower overall costs. The Intermediate-Term Bond Fund has been selected as the surviving fund because current market and interest rate conditions are generally less favorable for longer-term bond funds. The fees and expenses of shareholders of the Long-Term Bond Fund will not increase as a result of the combination (and are expected to decrease for holders of Class J shares).

         It is important that you take time to read the accompanying proxy statement/prospectus. If you have questions regarding the Plan or your account, please call our shareholder services department toll-free at 1-800-247-4123.

                                        Sincerely,

                                        /s/RALPH C. EUCHER
                                        Ralph C. Eucher
                                        President and Chief Executive Officer

                         PRINCIPAL INVESTORS FUND, INC.
                                 680 8th Street
                           Des Moines, Iowa 50392-0200

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                           TO BE HELD ON MAY 26, 2005

To the Shareholders of the High Quality Long-Term Bond Fund:

         Notice is hereby given that a special meeting of the shareholders of the High Quality Long-Term Bond Fund, a series of Principal Investors Fund, Inc. ("PIF"), will be held at 2:00 p.m. Central Daylight Time on May 26, 2005, at the offices of Principal Management Corporation, 680 8th Street, Des Moines, Iowa 50392-0200 (the "Meeting"). The Meeting is being held to consider and vote on the following proposal as well as any other business that may properly come before the Meeting or any adjournment thereof:

Proposal 1       To approve a Plan of Acquisition (the "Plan") and the transactions contemplated thereby pursuant to which: (i) the High Quality Intermediate-Term Bond Fund, a series of PIF, will acquire all the assets and assume all the liabilities of the High Quality Long-Term Bond Fund and issue in exchange shares of its Advisors Signature Class, Preferred Class, Advisors Preferred Class, Select Class,
                 Advisors Select Class, Institutional Class and Class J common stock; (ii) the High Quality
                 Long-Term Bond Fund will distribute those shares to its Advisors Signature Class, Preferred Class,
                 Advisors Preferred Class, Select Class, Advisors Select Class, Institutional Class and Class J
                 shareholders in redemption of all its outstanding shares; and (iii) the High Quality Long-Term Bond
                 Fund will be dissolved.

         The Board of Directors recommends that shareholders vote FOR the Proposal.

         Approval of the Proposal will require the affirmative vote of the holders of at least a "Majority of the Outstanding Voting Securities" (as defined in the accompanying Proxy Statement/Prospectus) of the High Quality Long-Term Bond Fund.

         Each shareholder of record at the close of business on March 31, 2005 is entitled to receive notice of and to vote at the meeting.

         Please read the attached Proxy Statement/Prospectus.

                                    By order of the Board of Directors

                                    /s/ A. S. FILEAN
                                    A. S. Filean
                                    Senior Vice President and Secretary

April 18, 2005
Des Moines, Iowa

                         PRINCIPAL INVESTORS FUND, INC.
                                 680 8th Street
                           Des Moines, Iowa 50392-0200


                           PROXY STATEMENT/PROSPECTUS

               Combination of the High Quality Long-Term Bond Fund into the High Quality Intermediate-Term Bond Fund (together, the "Funds")

         This Proxy Statement/Prospectus is being furnished in connection with the solicitation by the Board of Directors of Principal Investors Fund, Inc. ("PIF") of proxies in connection with a special meeting of the shareholders of one of its series, the High Quality Long-Term Bond Fund (the "Long-Term Bond Fund"), to be held at 2:00 p.m. Central Daylight Time on May 26, 2005 at the offices of Principal Management Corporation, 680 8th Street, Des Moines, Iowa 50392-0200 (the "Meeting").

         At the Meeting, shareholders of the Long-Term Bond Fund will vote on a Plan of Acquisition (the "Plan") providing for the combination of the Long-Term Bond Fund into the High Quality Intermediate-Term Bond Fund (the "Intermediate-Term Bond Fund"), another series of PIF (the "Combination"). Under the Plan, if approved: (i) the Intermediate-Term Bond Fund will acquire all the assets and assume all the liabilities of the Long-Term Bond Fund and issue in exchange shares of its Advisors Signature Class, Preferred Class, Advisors Preferred Class, Select Class, Advisors Select Class, Institutional Class and Class J common stock; (ii) the Long-Term Bond Fund will distribute those shares to its Advisors Signature Class, Preferred Class, Advisors Preferred Class, Select Class, Advisors Select Class, Institutional Class and Class J shareholders in redemption of all its outstanding shares; and (iii) the Long-Term Bond Fund will then be dissolved. As a result, a shareholder of the Long-Term Bond Fund will have the same amount invested in the same share class of the Intermediate-Term Bond Fund that the shareholder had invested in those share classes of the Long-Term Bond Fund at the effective time of the Combination. If approved by shareholders of the Long-Term Bond Fund, the Combination is expected to become effective as of the close of regularly scheduled trading on the New York Stock Exchange on May 27, 2005.

         The investment advisor to PIF and the Funds, Principal Management Corporation (the "Manager"), has agreed to pay all expenses incurred by the Long-Term Bond Fund and the Intermediate-Term Bond Fund in connection with the Plan and the Combination. The Combination is expected to be a "tax-free" reorganization for federal income tax purposes.

         This Proxy Statement/Prospectus sets forth concisely the information you should know before voting on the proposed Plan. You should retain it for future reference. The Annual and Semi-Annual Reports to Shareholders of PIF contain additional information about the investments of Long-Term Bond Fund and the Intermediate-Term Bond Fund. Copies of these reports, which contain discussions of the market conditions and investment strategies that significantly affected such series during their fiscal years ended October 31, 2004, may be obtained at no charge by telephoning toll free 1-800-247-4123.

         The Prospectuses and Statements of Additional Information of the Long-Term Bond Fund and the Intermediate-Term Bond Fund, dated March 1, 2005, have been filed with the Securities and Exchange Commission ("SEC") and are available without charge by writing to PIF or the Manager at their principal executive offices, 680 8th Street, Des Moines, Iowa 50392-0200 or by telephoning toll-free 1-800-247-4123. The Prospectus of the Long-Term Bond Fund dated March 1, 2005, and the Statement of Additional Information dated April 18, 2005 relating to this Proxy Statement/Prospectus (the "SAI") are incorporated herein by reference.

         Shareholders who have questions about the Plan or this Proxy Statement/Prospectus may call our shareholder services department toll-free at 1-800-247-4123.

         PIF is subject to the informational requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940 (the "1940 Act") and files reports, proxy materials and other information with the SEC. Such reports, proxy materials and other information may be inspected and copied at the Public Reference Room of the SEC at 450 Fifth Street, N.W. Washington, D.C. 20549-0102 (information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090). Such materials are also available on the SEC's EDGAR Database on its Internet site at www.sec.gov, and copies may be obtained, after paying a duplicating fee, by email request addressed to public info@sec.gov or by writing to the SEC's Public Reference Room.

         The SEC has not approved or disapproved these securities or passed upon the adequacy of the disclosure in this Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense.

          The date of this Proxy Statement/Prospectus is April 18, 2005

                           PROXY STATEMENT/PROSPECTUS

                                Table of Contents

                                                                            Page

Introduction....................................................................
Voting
Information.....................................................................
Proposal 1 To Approve a Plan of Acquisition and the Transactions Contemplated
           Thereby Providing for the Combination of the High Quality Long-Term
           Bond Fund into the High Quality Intermediate-Term Bond Fund..........
    Overview of the Plan and the Combination....................................
    Reasons for the Proposed Combination........................................
    Comparison of Investment Objectives and Policies............................
    Fees and Expenses of the Funds..............................................
    Investment Advisory and Sub-Advisory Services...............................
    Comparison of Main Risks....................................................
    Comparative Performance.....................................................
The Plan........................................................................
     Plan of Acquisition........................................................
     Reasons for the Proposed Combination.......................................
     Board Consideration of the Combination.....................................
     Description of Securities to Be Issued.....................................
     Federal Income Tax Consequences............................................
Capitalization..................................................................
Additional Information About the Funds..........................................
     Sub-Advisor and Portfolio Managers.........................................
     Multiple Classes of Shares/Costs of Investing..............................
     Rule 12b-1 Fees............................................................
     Purchases, Redemptions and Exchanges of Shares.............................
     Frequent Trading and Market Timing (Abusive Trading Practices).............
     Dividends and Distributions................................................
     Fundamental and Non-Fundamental Investment Restrictions....................
     Financial Highlights.......................................................
Legal Matters...................................................................
Financial Statements............................................................
Other...........................................................................

Appendix A -  Form of Plan of Acquisition.......................................
Appendix B -  Outstanding Shares and Share Ownership............................
Appendix C -- Certain Investment Strategies and Related Risks...................
Appendix D -  Debt Security Ratings ............................................
Appendix E -  Additional Performance Information................................

                                  INTRODUCTION

         The Meeting. We are furnishing this Proxy Statement/Prospectus to you as a shareholder of the Long-Term Bond Fund in connection with the Meeting to be held at 2:00 p.m. Central Daylight Time on May 26, 2005 at the offices of Principal Management Corporation, 680 8th Street, Des Moines, Iowa 50392-0200. The purpose of the meeting is to vote on the Plan providing for the Combination of the Long-Term Bond Fund into the Intermediate-Term Bond Fund. A copy of the Plan is included as Appendix A hereto. This Proxy Statement/Prospectus is first being furnished to shareholders of the Long-Term Bond Fund on or about April 18, 2005.

         The Board of Directors has approved the Plan and recommends that shareholders of the Long-Term Bond Fund vote FOR the Plan and the transactions which it contemplates.

         PIF. PIF is a Maryland corporation and an open-end management investment company registered under the 1940 Act. PIF currently offers 54 separate series (the "PIF Funds"), including the Long-Term Bond Fund and the Intermediate-Term Bond Fund (collectively, the "Funds"). The shares of the Funds are currently offered in a number of classes mainly to retirement plans and individual retirement accounts. The sponsor of PIF is Principal Life Insurance Company ("Principal Life"), the investment advisor to each of the Funds is Principal Management Corporation (the "Manager") and the principal underwriter for PIF is Princor Financial Services Corporation ("Princor"). Principal Global Investors LLC ("Principal Global") is the Sub-Advisor for both Funds. Principal Life, an insurance company organized in 1879 under the laws of Iowa, the Manager, Princor and Principal Global are indirect, wholly-owned subsidiaries of Principal Financial Group, Inc. Their address is the Principal Financial Group, Des Moines, Iowa 50392-0200.

         Related PIF Shareholders Meeting. The Board of Directors of PIF, at a meeting held on February 24, 2005, called a separate meeting of shareholders of PIF for May 26, 2005 at which the shareholders of PIF will be asked to approve a number of matters (the "PIF Shareholders Meeting"). The matters relating to the Funds include proposals to:

(i) reclassify the investment objective of each of the PIF Funds from a "fundamental" investment policy, which may not be changed without shareholder approval, to a "non-fundamental" investment policy which may be changed by the Board without shareholder approval (see "Proposal 1" and "Additional Information About the Funds - Fundamental and Non-Fundamental Investment Restrictions");

(ii) amend the PIF Articles of Incorporation to permit the PIF Board of Directors, without shareholder approval: (a) to approve combinations of the PIF Funds; (b) to liquidate the assets attributable to a PIF Fund or a class of shares thereof and terminate such Fund or class of shares; and (c) to designate a class of shares of a PIF Fund as a separate series or PIF Fund, all for purposes of facilitating future combinations of PIF Funds that the PIF Board determines are in the best interests of the affected shareholders (see "The Plan
- Description of Securities to Be Issued");

(iii) amend the fundamental investment restriction of each of the PIF Funds with respect to borrowing to authorize each PIF Fund to borrow to the maximum extent permitted by the 1940 Act (see "Additional Information About the Funds - Fundamental and Non-Fundamental Investment Restrictions"); and

(iv) approve a sub-sub-advisory agreement appointing Spectrum Asset Management, Inc., an affiliate of the Manager and of Principal Global, as a new Sub-Sub-Advisor to the Intermediate-Term Bond Fund (see "Additional Information About the Funds - Sub-Advisor and Portfolio Managers").

         The impact of these proposals with respect to the Combination are described in this Proxy Statement/ Prospectus under the captions indicated above.


                               VOTING INFORMATION

         Voting procedures. If you complete and return the enclosed proxy ballot, the persons named as proxies will vote your shares as you indicate or for approval of each matter for which there is no indication. You may revoke your proxy at any time prior to the proxy's exercise; (i) by sending written notice to the Secretary of Principal Investors Fund, Inc. at Principal Financial Group, Des Moines, Iowa 50392-0200, prior to the Meeting; (ii) by subsequent execution and return of another proxy prior to the Meeting; or (iii) by being present and voting in person at the Meeting after giving oral notice of the revocation to the Chairman of the Meeting.

         Voting rights. Only shareholders of record at the close of business on March 31, 2005 (the "Record Date") are entitled to vote. The shareholders of each class of shares of the Long-Term Bond Fund will vote together on the proposed Combination (the "Proposal") and any other matter submitted to such shareholders. You are entitled to one vote on each matter submitted to the shareholders of the Long-Term Bond Fund for each share of the Fund which you hold. The Proposal requires for approval the affirmative vote of a "Majority of the Outstanding Voting Securities," which is a term defined in the 1940 Act to mean with respect to a Fund, the affirmative vote of the lesser of (1) 67% or more of the voting securities of the Fund present at the meeting of the Fund, if the holders of more than 50% of the outstanding voting securities of the Fund are present in person or by proxy, or (2) more than 50% of the outstanding voting securities of the Fund.

         The number of votes eligible to be cast at the meeting as of the Record Date and other share ownership information are set forth in Appendix B to this Proxy Statement/Prospectus.

         Quorum requirements. A quorum must be present at the Meeting for the transaction of business. The presence in person or by proxy of one-third of the shares of the Long-Term Bond outstanding at the close of business on the Record Date constitutes a quorum for a meeting of that Fund. Abstentions and broker non-votes (proxies from brokers or nominees indicating that they have not received instructions from the beneficial owners on an item for which the broker or nominee does not have discretionary power) are counted toward a quorum but do not represent votes cast for any issue. Under the 1940 Act, the affirmative vote necessary to approve the Proposal may be determined with reference to a percentage of votes present at the Meeting, which would have the effect of counting abstentions as if they were votes against a proposal.

         In the event the necessary quorum to transact business or the vote required to approve the Proposal is not obtained at the Meeting, the persons named as proxies or any shareholder present at the meeting may propose one or more adjournments of the Meeting in accordance with applicable law to permit further solicitation of proxies. Any such adjournment as to the Proposal or any other matter will require the affirmative vote of the holders of a majority of the shares of the Long-Term Bond Fund cast at the Meeting. The persons named as proxies and any shareholder present at the Meeting will vote for or against any adjournment in their discretion.

         Solicitation procedures. We intend to solicit proxies by mail. Officers or employees of PIF, the Manager or their affiliates may make additional solicitations by telephone, internet, facsimile or personal contact. They will not be specially compensated for these services. Brokerage houses, banks and other fiduciaries may be requested to forward soliciting materials to their principals and to obtain authorization for the execution of proxies. For those services, they will be reimbursed by PIF for their out-of-pocket expenses.

         Expenses of the meetings. The expenses of the Meeting for the Long-Term Bond Fund will be treated as an expense related to the Combination and will be paid by the Manager. See "The Plan - Plan of Acquisition" below.

                                   PROPOSAL 1

       TO APPROVE A PLAN OF ACQUISITION AND THE TRANSACTIONS CONTEMPLATED THEREBY PROVIDING FOR THE COMBINATION OF THE HIGH QUALITY LONG-TERM
           BOND FUND INTO THE HIGH QUALITY INTERMEDIATE-TERM BOND FUND

         The following is a summary of certain information contained or incorporated by reference in this Proxy Statement/Prospectus. It is qualified in its entirety by the more detailed information appearing elsewhere or incorporated by reference in this Proxy Statement/Prospectus.

                    Overview of the Plan and the Combination

         You are being asked to approve the Plan, which provides for the Combination of the Long-Term Bond Fund into the Intermediate-Term Bond Fund. Each of the Funds is a series of PIF. Under the Plan, at the effective time on the closing date, the Intermediate-Term Bond Fund will acquire all the assets and assume all the liabilities of the Long-Term Bond Fund and issue shares of its Advisors Signature Class, Preferred Class, Advisors Preferred Class, Select Class, Advisors Select Class, Institutional Class and Class J common stock having a value equal to the net assets of the Long-Term Bond Fund attributable to each share class. Immediately thereafter, the Long-Term Bond Fund will distribute all the Intermediate-Term Bond Fund shares it receives to its shareholders who own the corresponding classes of shares and thereby redeem all of its outstanding shares and will then be dissolved. Each Long-Term Bond Fund shareholder will receive Intermediate-Term Bond Fund shares equal in value to the shares of the corresponding class of the Long-Term Bond Fund held by the shareholder at the effective time.

         No gain or loss will be recognized by either Fund or shareholders of the Long-Term Bond Fund for federal income tax purposes as a result of the Combination. See "The Plan -- Federal Income Tax Consequences."

         The Combination will not result in any material change in the purchase, redemption and exchange procedures followed with respect to shares. See "Additional Information About the Funds - Purchases, Redemptions and Exchanges of Shares."

         The Manager will bear all out-of-pocket fees and expenses incurred by the Funds in connection with the transactions contemplated by the Plan.

         If the Plan is approved by shareholders of the Long-Term Bond Fund, the proposed Combination is expected to become effective as of the close of regularly scheduled trading on the New York Stock Exchange on May 27, 2005. The impact of the Combination on the Long-Term Bond Fund is reflected in the information provided under "Capitalization" below.

                      Reasons for the Proposed Combination

         The Long-Term Bond Fund and the Intermediate-Term Bond Fund are relatively small funds, with net assets as of October 31, 2004 of $14,933,524 and $71,108,899, respectively. Both are bond funds that seek to provide current income by investing in the same types of fixed-income securities, except that the Long-Term Bond Fund invests in longer term bonds than the Intermediate-Term Bond Fund. The average portfolio duration of the Long-Term Bond Fund is normally greater than six years, while the average portfolio duration of the Intermediate-Term Bond Fund is within a three- to six-year time frame. The Board of Directors considered these and other factors, and determined that the proposed Combination is in the best interests of the Long-Term Bond Fund and its shareholders, that the terms of the Plan are fair and reasonable and that the interests of the shareholders of the Long-Term Bond Fund will not be diluted as a result of the Combination. Combining the Funds will result in a larger fund that may be expected over time to operate with greater efficiency and lower overall costs. The Intermediate-Term Bond Fund has been selected as the surviving fund because current market and interest rate conditions are generally less favorable for longer-term bond funds. The fees and expenses of shareholders of the Long-Term Bond Fund are expected to remain the same for holders of Advisors Signature, Preferred, Advisors Preferred, Select, Advisors Select and Institutional Class shares and to decrease for holders of Class J shares. See "The Plan - Reasons for the Proposed Combination; -- Board Consideration of the Proposed Combination" below.

                Comparison of Investment Objectives and Policies

         The Long-Term Bond Fund and the Intermediate-Term Bond Fund have substantially the same investment objectives and policies. Both Funds are bond funds that seek to provide current income by investing primarily in fixed-income securities rated A or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investors Service Inc. ("Moody's"). However, while the Long-Term Bond Fund invests primarily in long-term fixed-income securities, the Intermediate-Term Bond Fund invests primarily in intermediate-term fixed-income securities.

         Under normal circumstances, both Funds invest at least 80% of their assets in:
o securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
o mortgage-backed securities representing an interest in a pool of mortgage loans;
o debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top three categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, of comparable quality; and
o securities issued or guaranteed by the governments of Canada (provincial or federal) or the United Kingdom and payable in U.S. dollars.

         The rest of each Fund's assets may be invested in: (i) common stock and preferred stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or non-convertible; or (ii) securities rated less than the three highest grades of S&P or Moody's but not lower than BBB- (S&P) or BAA3 (Moody's) (i.e., less than investment grade).

         Under unusual market or economic conditions, both Funds may invest up to 100% of their assets in cash and cash equivalents.

         The principal difference in the investment objectives and policies of the Funds is that the average portfolio duration of the Long-Term Bond Fund is normally greater than six years while that of the Intermediate-Term Bond Fund is normally within a three- to six-year time frame.

         Additional information about the investment policies and strategies of the Funds and the types of securities in which they can invest is set forth in Appendix C to this Proxy Statement/Prospectus and in the SAI. For an explanation of debt securities ratings, see Appendix D to this Proxy Statement/Prospectus.

         The investment objectives of the Funds are fundamental investment restrictions which may not be changed without shareholder approval. However, the Board of Directors has approved a proposal to reclassify the investment objectives of all the PIF Funds, including the Long-Term Bond Fund and the Intermediate-Term Bond Fund, as non-fundamental investment restrictions which may be changed by the Board of Directors without shareholder approval. This proposal will be submitted for approval by shareholders at the PIF Shareholders Meeting. See "Additional Information About the Funds -- Fundamental and Non-Fundamental Investment Restrictions" below.

                         Fees and Expenses of the Funds

Shareholder Fees (fees paid directly from your investment)

         The following is a summary of the fees and expenses you may pay if you buy and hold shares of the different share classes of the Funds. These fees and expenses are more fully described under "Additional Information About the Funds
- Multiple Classes of Shares/Costs of Investing" below. As shown below, if shareholders of the Long-Term Bond Fund approve the Combination, holders of Preferred, Advisors Preferred, Select, Advisors Select and Institutional Class shares will experience higher fees and expenses as a result of the Combination.

                                         Advisors                Advisors             Advisors   Institu-
                                        Signature   Preferred   Preferred    Select    Select     tional      Class J
Maximum sales charge imposed on
purchases (as a % of  offering price):
                                           None        None        None       None      None       None         None
Maximum Contingent Deferred Sales
Charge (CDSC) (as a % of dollars
subject to charge):                        None        None        None       None      None       None       1.00%(1)

Redemption or Exchange Fee (as a % of
amount redeemed/exchanged):                None        None        None       None      None       None       1.00%(2)
---------------------

(1) A contingent deferred sales charge of 1.00% applies to certain redemptions of Class J shares made within 18 months after they are purchased.
(2) Redemption fees or exchange fees are charged on redemptions or exchanges of $30,000 or more of Class J shares within 30 days after such shares are purchased.

Annual Fund Operating Expenses (as a percentage of average daily net assets):

         The operating expenses attributable to each share class of each Fund (as a percentage of the average daily net assets attributable to the class) for the fiscal year ended October 31, 2004, were as follows:

                                                  Long-Term Bond Fund
                                         Advisors                Advisors             Advisors    Insti-
                                        Signature   Preferred   Preferred    Select    Select    tutional     Class J

Management Fees:                          0.40%       0.40%       0.40%      0.40%      0.40%      0.40%       0.40%

12b-1 Fees                                0.35%        None       0.25%      0.10%      0.30%      None        0.50%

Other Expenses*                           0.53%**     0.26%       0.32%      0.28%      0.45%      None        0.46%

Total Operating Expenses                  1.28%       0.66%       0.97%      0.78%      1.15%      0.40%       1.36%***

---------------
*Other Expenses
       Service Fee                        0.25%       0.15%       0.17%      0.15%      0.25%
       Administrative Service Fee         0.28%       0.11%       0.15%      0.13%      0.20%

** Based on estimated expenses for the current year. The SEC effective date for the Advisors Signature Class was November 1, 2004.
*** The Manager voluntarily agreed to limit the Class J shares expenses and, if necessary, pay expenses normally payable by that share class through the period ended February 28, 2006. If such expense limit were reflected in the table, the Class J shares "Total Operating Expenses" would be 1.30%.


                                              Intermediate-Term Bond Fund
                                         Advisors                Advisors             Advisors    Insti-
                                        Signature   Preferred   Preferred    Select    Select    tutional     Class J

Management Fees:                          0.40%       0.40%       0.40%      0.40%      0.40%      0.40%       0.40%

12b-1 Fees                                0.35%        None       0.25%      0.10%      0.30%      None        0.50%

Other Expenses*                          0.53%**      0.26%       0.32%      0.28%      0.45%      None        0.36%

Total Operating Expenses                  1.28%       0.66%       0.97%      0.78%      1.15%      0.40%      1.26%***
---------------

*Other Expenses
       Service Fee                        0.25%       0.15%       0.17%      0.15%      0.25%
       Administrative Service Fee         0.28%       0.11%       0.15%      0.13%      0.20%

** Based on estimated expenses for the current year. The SEC effective date for the Advisors Signature Class was November 1, 2004.
*** The Manager voluntarily agreed to limit the Class J shares expenses and, if necessary, pay expenses normally payable by that share class through the period ended February 28, 2006. If such expense limit were reflected in the table, the Class J shares "Total Operating Expenses" would not be different.

         The pro forma expenses of each share class (as a percentage of average daily net assets attributable to the class) of the Intermediate-Term Bond Fund assuming that the Combination had taken place at the commencement of the fiscal year ended October 31, 2004, would be as follows:

                                              Intermediate-Term Bond Fund
                                            (Pro Forma Assuming Combination)

                                         Advisors                Advisors             Advisors    Insti-
                                        Signature   Preferred   Preferred    Select    Select    tutional     Class J

Management Fees:                          0.40%       0.40%       0.40%      0.40%      0.40%      0.40%       0.40%

12b-1 Fees                                0.35%        None       0.25%      0.10%      0.30%      None        0.50%

Other Expenses                            0.53%       0.26%       0.32%      0.28%      0.45%      None        0.32%

Total Operating Expenses                  1.28%       0.66%       0.97%      0.78%      1.15%      0.40%       1.22%
---------------
*Other Expenses
       Service Fee                        0.25%       0.15%       0.17%      0.15%      0.25%
       Administrative Service Fee         0.28%       0.11%       0.15%      0.13%      0.20%


         Examples. The following are examples of the effect of the operating expenses of each of the Funds as described above. The examples assume (1) a 5% annual return, and (2) that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment in the shares of the indicated shares classes of each Fund, based upon these assumptions:

                                                                       Number of Years You Own
                                                                     Your Advisor Signature Shares
                                                              1 Year       3 Years      5 Years      10 Years
Long-Term Bond Fund.........................................     $130         $406         $702         $1,545
Intermediate-Term Bond Fund.................................     $130         $406         $702         $1,545

                                                                       Number of Years You Own
                                                                          Your Preferred Shares
                                                              1 Year       3 Years      5 Years      10 Years
Long-Term Bond Fund.........................................      $67         $211         $368           $822
Intermediate-Term Bond Fund.................................      $67         $211         $368           $822

                                                                       Number of Years You Own
                                                                       Your Advisors Preferred
Shares
                                                              1 Year       3 Years      5 Years      10 Years
                                                              ------       -------      -------      --------
Long-Term Bond Fund.........................................      $99         $309         $536         $1,190
Intermediate-Term Bond Fund.................................      $99         $309         $536         $1,190

                                                                       Number of Years You Own
                                                                             Your Select Shares
                                                                             ------------------
                                                              1 Year       3 Years      5 Years      10 Years
                                                              ------       -------      -------      --------
Long-Term Bond Fund.........................................      $80         $249         $433           $966
Intermediate-Term Bond Fund.................................      $80         $249         $433           $966

                                                                       Number of Years You Own
                                                                       Your Advisors Select Shares
                                                              1 Year       3 Years      5 Years      10 Years
Long-Term Bond Fund.........................................     $117         $365         $633         $1,398
Intermediate-Term Bond Fund.................................     $117         $365         $633         $1,398

                                                                       Number of Years You Own
                                                                         Your Institutional Shares
                                                              1 Year       3 Years      5 Years      10 Years
Long-Term Bond Fund.........................................      $41         $128         $224           $505
Intermediate-Term Bond Fund.................................      $41         $128         $224           $505

                                                                       Number of Years You Own
                                                                             Your Class J Shares
                                                                             -------------------
                                                              1 Year       3 Years      5 Years      10 Years
                                                              ------       -------      -------      --------
If you sell your shares at the end of the period:
Long-Term Bond Fund.........................................     $242         $431         $745         $1,635
Intermediate-Term Bond Fund.................................     $232         $400         $692         $1,523

If you do not sell your shares at the end of the period:
Long-Term Bond Fund.........................................     $138         $431         $745         $1,635
Intermediate-Term Bond Fund.................................     $128         $400         $692         $1,523


         The following are examples of the effect of the operating expenses of the Intermediate-Term Bond Fund, assuming that the Combination had taken place at the commencement of the fiscal year ended October 31, 2004. The examples assume (1) a 5% annual return, and (2) that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment in shares of the indicated share classes of the Intermediate-Term Bond Fund, based upon these assumptions:

                                                                       Number of Years You Own
                                                                     Your Advisor Signature Shares
                                                              1 Year       3 Years      5 Years      10 Years
Intermediate-Term Bond Fund.................................     $130         $406         $702         $1,545

                                                                       Number of Years You Own
                                                                         Your Preferred Shares
                                                              1 Year       3 Years      5 Years      10 Years
Intermediate-Term Bond Fund.................................      $67         $211         $368           $822

                                                                       Number of Years You Own
                                                                     Your Advisors Preferred Shares
                                                              1 Year       3 Years      5 Years      10 Years
Intermediate-Term Bond Fund.................................      $99         $309         $536         $1,190

                                                                       Number of Years You Own
                                                                            Your Select Shares
                                                              1 Year       3 Years      5 Years      10 Years
Intermediate-Term Bond Fund.................................      $80         $249         $433           $966

                                                                       Number of Years You Own
                                                                      Your Advisors Select Shares
                                                              1 Year       3 Years      5 Years      10 Years
Intermediate-Term Bond Fund.................................     $117         $365         $633         $1,398

                                                                       Number of Years You Own
                                                                         Your Institutional Shares
                                                              1 Year       3 Years      5 Years      10 Years
Intermediate-Term Bond Fund.................................      $41         $128         $224           $505

                                                                       Number of Years You Own
                                                                             Your Class J Shares
                                                                             -------------------
                                                              1 Year       3 Years      5 Years      10 Years
                                                              ------       -------      -------      --------
If you sell your shares at the end of the period:
Intermediate-Term Bond Fund.................................     $228         $387         $670         $1,477

If you do not sell your shares at the end of the period:
Intermediate-Term Bond Fund.................................     $124         $387         $670         $1,477


                  Investment Advisory and Sub-Advisory Services

         Each of the Long-Term Bond Fund and the Intermediate-Term Bond Fund pays the Manager an investment management fee which is calculated as a percentage of the Fund's average daily net assets pursuant to the following fee schedule:

         0.40% of the first $500 million;
         0.38% of the next $500 million;
       0.36% of the next $500 million; and
     0.35% of the excess over $1.5 billion of average daily net assets.

         The Manager serves as the investment advisor to both Funds pursuant to a Management Agreement with PIF. In the Management Agreement, the Manager agrees to provide investment advisory services and certain corporate administrative services to the Funds. As permitted by the Management Agreement, the Manager has entered into Sub-Advisory Agreements with Principal Global, an affiliate of the Manager, with respect to the Funds. Under the Sub-Advisory Agreements, Principal Global has assumed the obligations of the Manager to provide investment advisory services for the Funds. The Sub-Advisor is compensated by the Manager, not by the Funds. The Manager compensates Principal Global by paying it a portion of the investment management fee the Manager receives from each Fund. The Manager and Principal Global are registered as investment advisers under the Investment Advisers Act of 1940. See "Additional Information About the Funds - Sub-Advisor and Portfolio Managers" below.

                            Comparison of Main Risks

         In deciding whether to approve the Combination, you should consider the amount and character of investment risk involved in the respective investment objectives and strategies of the Funds. Because both Funds are bond funds that seek to provide current income by investing primarily in fixed-income securities rated A or higher by S&P or Moody's, they have substantially the same risks. The main risks include:

Municipal           Principal and interest payments on municipal securities may not be guaranteed by the issuing body
Securities          and may be payable only from monies derived from a particular source.  If the source does not
Risk:               perform as expected, principal and income payments may not be made on time or at all.  In addition, the market for municipal securities is often thin and may be temporarily affected by large purchases and sales, including those of the Funds. General conditions in the financial
                    markets and the size of a particular offering may also
                    negatively affect the returns of a municipal security.

Portfolio           The average portfolio duration for the Intermediate-Term Bond Fund
Duration            normally varies within a three- to six-year time frame, and for
Risk:               the Long-Term Bond Fund is normally greater than six years, in each case based on the Sub-Advisor's forecast for interest rates.
                    Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a
                    security's price to changes in interest rates. The longer a security's duration, the more sensitive it is to changes in interest rates. A fund with a longer average portfolio
                    duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Interest Rate       The value of fixed-income securities held by the Funds may be affected by factors such as changing
Risk:               interest rates.  When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally
                    cause an increase in the value of fixed-income securities.
                    Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date.
                    If an issuer calls its security during a time of declining interest rates, the Funds may have to reinvest the proceeds in securities with lower rates. In addition, the Funds'
                    appreciation may be limited by issuer call options having
                    more value during times of declining interest rates.

Credit Risk:        Lower quality and longer maturity fixed-income
                    securities will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity
                    securities. Bonds held by the Funds may be affected by
                    unfavorable political, economic or governmental developments that could affect the repayment of principal or the payment of interest.

Mortgage Backed     Both Funds may invest in mortgage backed securities, which are subject to prepayment risk.  When
Securities Risk:    interest rates decline, significant unscheduled prepayments may result.  These prepayments must be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand,
                    during periods of rising interest rates, a reduction in
                    prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in value in response to rising interest rates. This may increase the volatility of the Funds.

High Yield          Fixed-income securities that are not investment grade are commonly referred to as "junk bonds" or
Securities Risk:    "high yield" securities.  These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk
                    and are considered speculative by the major credit rating
                    agencies.

U.S.                The Funds may invest in debt and mortgage-backed securities issued by
Government          government-sponsored enterprises such as the Federal Home Loan
Sponsored           Mortgage Corporation, the Federal National Mortgage Association and
Securities          the Federal Home Loan Banks. Although the issuing agency, instrumentality or
Risk:               corporation may be chartered or sponsored by the U.S. government, their securities are neither issued nor guaranteed by the U.S. Treasury.

Active              Both Funds may actively trade securities in an attempt to
Portfolio           achieve their investment objective. High turnover rates may
Trading             increase the Funds' trading costs and may have an adverse impact on their
Risk:               performance.


         Additional information about the risks of investing in the Funds is set forth in Appendix C to this Proxy Statement/Prospectus and in the SAI.

                             Comparative Performance

         The following table shows, for the indicated periods ended December 31, 2004, the annual total return (with maximum sales charges) of each share class of each of the Funds.

                          Average Annual Total Returns
        with Maximum Sales Charge (%) for periods ended December 31, 2004

                                                          Past         Past       Past 10      Life of     Inception
                                                         1 Year      5 Years       Years        Fund         Date
High Quality Long-Term Bond Fund

Advisors Signature Class                                  N/A          N/A          N/A         0.14%     11/01/2004
Preferred Class                                          4.57%         N/A          N/A         6.57%     12/06/2000
Advisors Preferred Class                                 4.24%         N/A          N/A         6.28%     12/06/2000
Select Class                                             4.43%         N/A          N/A         6.49%     12/06/2000
Advisors Select Class                                    4.05%         N/A          N/A         6.12%     12/06/2000
Institutional Class                                      4.92%         N/A          N/A         6.51%     03/01/2001
Class J  (before taxes)                                  3.94%         N/A          N/A         5.32%     03/01/2001
         (after taxes on distributions)(1)               2.47%         N/A          N/A         3.58%
         (after taxes on distributions and sales         2.74%         N/A          N/A         3.51%
          of shares)

Lehman Brothers Government/Credit Bond Index*            4.19%         N/A          N/A         7.06%     12/31/2000
Morningstar Long-Term Bond Category Average**            6.09%         N/A          N/A         7.75%     12/31/2000

*    Index performance does not reflect deductions for fees, expenses or taxes.
** Category performance reflects deductions for fees, expenses and taxes of all funds included in the category.

High Quality Intermediate-Term Bond Fund

Advisors Signature Class                                  N/A          N/A          N/A         0.20%     11/01/2004
Preferred Class                                          3.99%         N/A          N/A         6.29%     12/06/2000
Advisors Preferred Class                                 3.78%         N/A          N/A         5.96%     12/06/2000
Select Class                                             3.98%         N/A          N/A         6.16%     12/06/2000
Advisors Select Class                                    3.60%         N/A          N/A         5.76%     12/06/2000
Institutional Class                                      4.33%         N/A          N/A         6.00%     03/01/2001
Class J  (before taxes)                                  3.44%         N/A          N/A         4.94%     03/01/2001
         (after taxes on distributions)(1)               2.33%         N/A          N/A         3.34%
         (after taxes on distributions and sales         2.30%         N/A          N/A         3.26%
          of shares)

Lehman Brothers Aggregate Bond Index*                    4.34%         N/A          N/A         6.75%     12/31/2000
Morningstar Intermediate-Term Bond Category Average**     3.85%        N/A          N/A         6.11%     12/31/2000

*    Index performance does not reflect deductions for fees, expenses or taxes.
** Category performance reflects deductions for fees, expenses and taxes of all funds included in the category.

------------------
(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown, and after tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                    THE PLAN

                               Plan of Acquisition

         The terms of the Plan are summarized below. The summary is qualified in its entirety by reference to the Form of the Plan, a copy of which is attached as Appendix A.

         Under the Plan, the Intermediate-Term Bond Fund will acquire all the assets and assume all the liabilities of the Long-Term Bond Fund and will issue to the Long-Term Bond Fund the number of shares of common stock of each share class of the Intermediate-Term Bond Fund that has a net asset value equal to the net asset value attributable to each corresponding share class of the Long-Term Bond Fund. We expect that the closing date will be May 27, 2005, assuming shareholder approval of the Plan, and that the effective time will be the close of regularly scheduled trading on the NYSE (normally 3:00 p.m., Central Time) on that date. Each Fund will determine its net asset values as of the effective time using the procedures described in its then current prospectus (the procedures applicable to the Intermediate-Term Bond Fund and the Long-Term Bond Fund are identical). The Intermediate-Term Bond Fund will issue to the Long-Term Bond Fund a number of shares of each share class equal to the value of the net assets of each corresponding share class of the Long-Term Bond Fund outstanding at the effective time. The Long-Term Bond Fund will be managed such that at the effective time it will hold only cash or other securities that are eligible investments for the Intermediate-Term Bond Fund.

         Immediately after the effective time, the Long-Term Bond Fund will distribute to you its Intermediate-Term Bond Fund shares of the same class as the Long-Term Bond Fund shares you own in exchange for all your Long-Term Bond Fund shares of that class. You will receive shares of the Intermediate-Term Bond Fund that are equal in value to the shares of the Long-Term Bond Fund that you surrender in the exchange. In connection with the exchange, the Intermediate-Term Bond Fund will credit on its books an appropriate number of its shares to the account of each Long-Term Bond Fund shareholder, and the Long-Term Bond Fund will cancel on its books all its shares registered to the account of that shareholder. After the effective time, the Long-Term Bond Fund will be dissolved in accordance with applicable law.

         The consummation of the transactions contemplated by the Plan for the Long-Term Bond Fund is subject to the approval of the Plan by the shareholders of the Long-Term Bond Fund. The Plan may be amended, but no amendment may be made to the Plan which in the opinion of the Board of Directors would materially adversely affect the interests of the shareholders of the Long-Term Bond Fund after they have approved the Plan. The Board of Directors may terminate the Plan at any time before the effective time if it believes that consummation of the transactions contemplated by the Plan would not be in the best interests of the shareholders.

         The Manager will pay all fees and out-of-pocket expenses incurred by the Funds in connection with the transactions contemplated by the Plan. Such expenses include, but are not limited to, accountants' fees, legal fees, registration fees, printing expenses, transfer taxes (if any) and the fees of banks and transfer agents.

                      Reasons for the Proposed Combination

         The Long-Term Bond Fund and the Intermediate-Term Bond Fund are relatively small bond funds that seek to provide current income by investing in the same types of fixed-income securities, except that the Long-Term Bond Fund invests in longer term bonds than the Intermediate-Term Bond Fund. Combining the Funds will result in a larger fund that may be expected over time to operate with greater efficiency and lower overall costs. The Intermediate-Term Bond Fund has been selected as the surviving fund because current market and interest rate conditions are generally not favorable to longer-term bond funds. The fees and expenses of shareholders of the Long-Term Bond Fund are expected to remain the same for holders of Advisors Signature, Preferred, Advisors Preferred, Select, Advisors Select and Institutional Class shares and to decrease for holders of Class J shares following the Combination.

                     Board Consideration of the Combination

         The Board of Directors of PIF, including the Directors who are not "interested persons" (as defined in the 1940 Act) of the Funds (the "Independent Directors"), considered the Plan and the Combination at its meeting held on February 24, 2005. The Board considered information about the Combination presented by the Manager, and the Independent Directors were assisted by independent legal counsel. At the February 24, 2005 meeting, the Board unanimously approved the Plan and the Combination after concluding that the participation of each Fund in the Combination is in the best interests of each Fund and its shareholders, and that the interests of the existing shareholders of each Fund will not be diluted as a result of the Combination.

         In determining whether to approve the Combination and recommend its approval to shareholders of the Long-Term Bond Fund, the Board made inquiry into a number of matters and considered the following factors, among others: (1) possible alternatives to the Plan; (2) the terms and conditions of the Plan and whether the implementation of the Combination would result in dilution of shareholder interests or involve overreaching by any person concerned; (3) the advantages to the Long-Term Bond Fund's shareholders of investing in a larger asset pool with greater diversification; (4) any direct or indirect fees or expenses incurred by either Fund as a result of the Combination; (5) expense ratios and available information regarding the fees and expenses of the Funds, including any change in fees or expenses to be paid or borne by shareholders of the Long-Term Bond Fund (directly or indirectly) as a result of the Combination;
(6) comparative investment performance of the Funds; (7) the direct or indirect federal income tax consequences of the Combination to shareholders of the Long-Term Bond Fund; (8) the continuity of or changes in investment advisory, sub-advisory and other services to be provided to shareholders following the Combination; (9) the compatibility of the investment objectives and policies of the Funds and changes with respect to the investment objectives and policies of the Long-Term Bond Fund that will result from the Combination; and (10) current market and interest rate conditions and their expected impact on long-term and intermediate-term fixed-income securities.

         The Board's decision to recommend approval of the Combination was based on a number of factors, including the following:

     1. the investment objectives, policies and risks of the Funds are substantially the same and the Combination will afford shareholders of the Long-Term Bond Fund continuity of investment objectives and expectations.

     2. the Long-Term Bond Fund in combination with the Intermediate-Term Bond Fund may expect over time to benefit from a larger fund asset base to achieve economies of scale and enable greater flexibility in portfolio management and greater diversification in investments;

     3. current market and interest rate conditions are generally less favorable to the Long-Term Bond Fund and more favorable to the Intermediate-Term Bond Fund;

     4. Principal Global is the Sub-Advisor to both Funds and may be expected to provide continuity in the quality of its investment advisory services and personnel;

     5. the Funds have the same management fee and management fee structure, and the expense ratios of the Intermediate-Term Bond Fund are expected to be the same as (or in the case of Class J shares lower than) the expense ratios of the Long-Term Bond Fund;

     6. over the period since the Funds' inceptions, the Intermediate-Term
Bond Fund has somewhat underperformed the Long-Term Bond Fund mainly because of prevailing investment conditions, namely declining interest rates, which have favored longer-duration investments; nevertheless, the Board is cognizant that interest rates have declined significantly over the past 20 years to historically low levels and that further significant interest rate declines are less likely than increases, which increases would tend to result in lower total future returns for shareholders than if the assets were managed with an intermediate-duration strategy;

     7. the Combination will not result in the dilution of the interests of existing shareholders; and

     8. the Combination has been structured as a tax-free reorganization and therefore will not result in shareholders recognizing any gain or loss for federal income tax purposes.

                   Description of the Securities to Be Issued

         PIF is a Maryland corporation that is authorized to issue its shares of common stock, par value $.01 per share, in separate series and separate classes of series. Each of the Funds is a separate series of PIF, and the Advisors Signature Class, Preferred Class, Advisors Preferred Class, Select Class, Advisors Select Class, Institutional Class and Class J shares of common stock of the Intermediate-Term Bond Fund to be issued in connection with the Combination represent interests in the assets belonging to that series and have identical dividend, liquidation and other rights, except that expenses allocated to a particular series or class are borne solely by that series or class and may cause differences in rights as described herein. Expenses related to the distribution of, and other identified expenses properly allocated to, the shares of a particular series or class are charged to and borne solely by that series or class, and the bearing of expenses by a particular series or class may be appropriately reflected in the net asset value attributable to, and the dividend and liquidation rights of, that series or class. See "Additional Information About the Funds - Multiple Classes of Shares" and "Rule 12b-1 Fees" below.

         All shares of PIF have equal voting rights and are voted in the aggregate and not by separate series or class of shares except that shares are voted by series or class: (i) when expressly required by Maryland law or the 1940 Act; and (ii) on any matter submitted to shareholders which the Board of Directors has determined affects the interests of only a particular series or class.

         They share classes of the Long-Term Bond Fund have the same rights with respect to the Long-Term Bond Fund that the share classes of the Intermediate-Term Bond Fund have with respect to the Intermediate-Term Bond Fund.

         With respect to shares of both Funds: there is no cumulative voting for Directors; shares are fully paid and non-assessable, have no preemptive or conversion rights and are freely transferable; and each fractional share has proportionately the same rights as are provided for a full share.

         At the PIF Shareholders Meeting, shareholders of the PIF Funds, including the Long-Term Bond Fund and the Intermediate-Term Bond Fund, will be asked to approve proposed amendments to the PIF Articles of Incorporation that will permit the Board of Directors, in each case without shareholder approval of an affected PIF Fund or class of shares thereof: (i) to approve combinations involving PIF Funds, including combinations of the PIF Funds (or other affiliated funds) consistent with recently amended Rule 17a-8 under the 1940 Act; (ii) to liquidate the assets attributable to a PIF Fund or a class of shares thereof and terminate such Fund or class of shares; and (iii) to designate a class of shares of a PIF Fund as a separate series or PIF Fund. Together, these amendments are intended to facilitate future combinations involving PIF Funds that the Board determines are in the best interests of the affected shareholders. A combination of affiliated funds will still require shareholder approval if the combination would result in a material change in a fundamental investment policy, a material change to the terms of an advisory agreement or the institution of or an increase in Rule 12b-1 fees or when the Board of the surviving fund does not have a majority of independent trustees who were elected by its shareholders.

                         Federal Income Tax Consequences

         To be considered a tax-free "reorganization" under Section 368 of the Code, a reorganization must exhibit a continuity of business enterprise. Because the Intermediate-Term Bond Fund will use a portion of the Long-Term Bond Fund's assets in its business and will continue the Long-Term Bond Fund's historic business, the Combination of the Long-Term Bond Fund with the Intermediate-Term Bond Fund will exhibit a continuity of business enterprise. Therefore, the Combination will be considered a tax-free "reorganization" under applicable provisions of the Code. In the opinions of tax counsel to PIF, no gain or loss will be recognized by either of the Funds or their shareholders in connection with the Combination, the tax cost basis of the Intermediate-Term Bond Fund shares received by shareholders of the Long-Term Bond Fund will equal the tax cost basis of their shares of the Long-Term Bond Fund, and their holding periods for the Intermediate-Term Bond Fund shares will include their holding periods for the Long-Term Bond Fund shares.

         Distribution of Income and Gains. Prior to the Combination, the Long-Term Bond Fund, whose taxable year will end as a result of the Combination, generally is required to declare to its shareholders of record one or more distributions of all of its previously undistributed net investment income and net realized capital gain, including capital gains on any securities disposed of in connection with the Combination. Such distributions will be made to such shareholders before the Combination. A Long-Term Bond Fund shareholder will be required to include any such distributions in such shareholder's taxable income. This may result in the recognition of income that could have been deferred or might never have been realized had the Combination not occurred.

         Moreover, if the Intermediate-Term Bond Fund has realized net investment income or net capital gains but has not distributed such income or gains prior to the Combination, and you acquire shares of such Fund in the Combination, a portion of your subsequent distributions from the Intermediate-Term Bond Fund will, in effect, be a taxable return of part of your investment. Similarly, if you acquire Intermediate-Term Bond Fund shares in the Combination when it holds appreciated securities, you will receive a taxable return of part of your investment if and when that Fund sells the appreciated securities and distributes the realized gain.

         The foregoing is only a summary of the principal federal income tax consequences of the Combination and should not be considered to be tax advice. There can be no assurance that the Internal Revenue Service will concur on all or any of the issues discussed above. You may wish to consult with your own tax advisers regarding the federal, state, and local tax consequences with respect to the foregoing matters and any other considerations which may apply in your particular circumstances.

                                 CAPITALIZATION

         The following table shows the capitalization of each of the Long-Term Bond Fund and the Intermediate-Term Bond Fund as of October 31, 2004, and the pro forma combined capitalization of the Intermediate-Term Bond Fund assuming that the Combination took place as of October 31, 2004:

                                                                                     Net Asset Value       Shares
                                                                      Net Assets        Per Share       Outstanding

(1)  High Quality Long-Term Bond Fund      --Advisors Signature          $ --               $ --              $ --
                                           --Preferred                1,739,719           10.70           162,623
                                           --Advisors Preferred        189,515            10.70            17,708
                                           --Select                    124,344            10.71            11,613
                                           --Advisors Select          2,702,892           10.71           252,391
                                           --Institutional              10,553            10.94             965
                                           --Class J                  10,166,503          10.86           936,421

(2)  High Quality Intermediate-Term Bond   -Advisors Signature             --                --                 --
Fund                                       --Preferred                11,917,593          10.64          1,120,166
                                           --Advisors Preferred       35,407,408          10.62          3,333,014
                                           --Select                     11,905            10.62            1,121
                                           --Advisors Select          1,920,837           10.61           181,037
                                           --Institutional              10,395            10.71             971
                                           --Class J                  21,840,761          10.68          2,045,255

(3)  High Quality Intermediate-Term Bond   -Advisors Signature             --                --                --
Fund (pro forma assuming combination  of   --Preferred                13,657,312          10.64          1,283,582
(1) and (2))                               --Advisors Preferred       35,596,923          10.62          3,351,876
                                           --Select                    136,249            10.62            12,829
                                           --Advisors Select          4,623,729           10.61           435,790
                                           --Institutional              20,948            10.71            1,956
                                           --Class J                  32,007,264          10.68          2,996,935

                     ADDITIONAL INFORMATION ABOUT THE FUNDS

                       Sub-Advisor and Portfolio Managers

         Principal Global, an indirect wholly owned subsidiary of Principal Life and an affiliate of the Manager, is the Sub-Advisor to both Funds. As of December 31, 2004, Principal Global, together with its affiliated asset management companies, had approximately $137.8 billion in assets under management.

         The portfolio manager for the Long-Term Bond Fund is Martin J. Schafer, and the portfolio managers for the Intermediate-Term Bond Fund are William C. Armstrong and Timothy R. Warrick.

         Martin J. Schafer. Mr. Schafer is a portfolio manager for Principal Global specializing in managing mortgage-backed securities and high-quality short, intermediate and long duration portfolios. Mr. Schafer joined Principal Global in 1977. In the early 1980s, he developed the firm's secondary mortgage marketing operation and, in 1984, he assumed portfolio management responsibility for its residential mortgage portfolio. He began managing mutual fund assets in 1985 and institutional portfolios in 1992. Mr. Schafer holds a Bachelor's degree in Accounting and Finance from the University of Iowa.

         William C. Armstrong, CFA. Mr. Armstrong leads the multi-sector/core portfolio management group for Principal Global. Mr. Armstrong has been with the Principal Financial Group since 1992. He earned his Master's degree from the University of Iowa and his Bachelor's degree from Kearney State College.

         Timothy R. Warrick, CFA. Mr. Warrick is co-portfolio manager at Principal Global with responsibility for the U.S. multi-sector product with focus on the management of U.S. credit instruments. His prior responsibilities with the firm include portfolio management for multiple asset class portfolios, product development and fixed income credit analyst duties. He joined Principal Global in 1990. In 1996, Mr. Warrick joined ReliaStar Investment Research, Inc. and was responsible for multiple asset classes, including corporate bonds and leveraged bank loans. He rejoined Principal Global in 1998 as a portfolio manager. He received an MBA in Finance from Drake University and a Bachelor's degree in Accounting and Economics from Simpson College.

         The Board of Directors of PIF has unanimously approved a proposed sub-sub-advisory agreement pursuant to which Spectrum Asset Management, Inc. ("Spectrum") would become a new Sub-Sub-Advisor to the Intermediate-Term Bond Fund. The proposed agreement will be submitted for approval by shareholders of the Intermediate-Term Bond Fund at the PIF Shareholders Meeting. Spectrum is an affiliate of the Manager and Principal Global and a member of the Principal Financial Group. Its offices are located at 4 High Ridge Park, Stamford, Connecticut 06905.

                  Multiple Classes of Shares/Costs of Investing

         The Board of Directors of PIF has adopted an 18f-3 Plan for both of the Funds. Under these plans, each of the Funds currently offers the following seven classes of shares: Advisors Signature Class, Advisors Select Class, Advisors Preferred Class, Select Class, Preferred Class, Institutional Class and Class J. The Advisors Signature Class, Advisors Select Class, Advisors Preferred Class, Select Class, Preferred Class, Institutional Class and Class J shares are the same except for differences in class expenses, including any 12b-1 fees, and any applicable sales charges and redemption and other fees. Additional share classes may be offered in the future.

Fees and Expenses of the Funds

         The Advisors Signature, Advisors Select, Advisors Preferred, Select, Preferred and Institutional Classes are available without any front-end sales charge or contingent deferred sales charge ("CDSC"). There is no sales charge on any shares purchased with reinvested dividends or other distributions. These shares classes are available through employer-sponsored retirement plans which may impose fees in addition to those charged by the Funds.

         The Class J shares are sold without any front-end sales charge. There is no sales charge on any shares purchased with reinvested dividends or other distributions. Under certain circumstances, Class J shares may be subject to a CDSC and to redemption and exchange fees.

         If you sell your Class J shares within 18 months of purchase, a CDSC may be imposed on the shares sold. The CDSC, if any, is determined by multiplying by 1.00% the lesser of the market value at the time of redemption or the initial purchase price of the shares sold. The CDSC is not imposed on shares:
o    that were purchased pursuant to the Small Amount Force Out program (SAFO);
o redeemed due to a shareholder's death or disability (as defined in the Internal Revenue Code);
o redeemed from retirement plans to satisfy minimum distribution rules under the Internal Revenue Code;
o sold using a periodic withdrawal plan (up to 10% of the value of the shares (as of the last business day of December of the prior year) subject to a CDSC without paying the CDSC);
o    that were purchased through the Principal Income IRA; or
o    that were purchased through Principal Passage.

         A redemption fee* of 1.00% is charged on redemptions of $30,000 or more if the Class J shares were purchased within 30 days of the redemption. The fee does not apply to redemptions made: through a periodic withdrawal plan; due to a shareholder's death or disability (as defined in the Internal Revenue Code); or to satisfy minimum distribution rules imposed by the Internal Revenue Code. The fee is calculated as a percentage of market value of the shares redeemed at the time of the shares are redemption.

         An exchange fee* of 1.00% is charged on exchanges of $30,000 or more among the PIF Funds if the Class J shares were purchased within 30 days of the exchange. The fee is calculated as a percentage of market value of the shares exchanged at the time of the exchange.

* Neither the redemption nor the exchange fee applies to Class J shares redeemed/exchanged from the Capital Preservation Fund or Money Market Fund.

 Ongoing Fees

         Each of the share classes of the Funds pays various ongoing fees to the Manager and others who provide services. Ongoing fees reduce the value of each share. Because they are ongoing, they increase the cost of investing in the Funds.

         All share classes of the Funds pay the following ongoing fees:

o Management Fee - Through the Management Agreement with the Funds, the Manager has agreed to provide investment advisory services and corporate administrative services to the Funds.

o Portfolio Accounting Services - The Manager has entered into an agreement with the Funds under which the Manager supplies portfolio accounting services. Currently, there is no charge for these services.

         All shares classes of the Funds except the Preferred Class and Institutional Class pay the following ongoing fees:

o Distribution Fee - Each of the Funds has adopted a distribution plan under Rule 12b-1 under the 1940 Act for its Advisors Signature Class, Advisors Select Class, Advisors Preferred Class, Select Class and Class J shares. Under the plan, each such share class of each Fund pays a distribution fee based on the average daily net asset value (NAV) of the Fund. These fees pay distribution expenses for the sale of Fund shares by Princor (the distributor of the Fund) and other selling dealers. See "Rule 12b-1 Fees" below.

         All shares classes of the Funds except the Institutional Class and Class J pay the following ongoing fees:

o Service Fee - The Manger has entered into a Services Agreement with each of the Funds under which the Manager performs personal services to shareholders.

o Administrative Service Fee - The Manager has entered into an Administrative Services Agreement with each Fund under which the Manager provides transfer agent and corporate administrative services to the Fund. In addition, the Manager has assumed the responsibility for communications with and recordkeeping services for beneficial owners of Fund shares.

         Class J shares of the Funds pay the following ongoing fee:

o Transfer Agent Fee - The Manager has entered into a Transfer Agency Agreement with the Fund under which the Manager provides transfer agent services to the Class J shares of the Fund. These services are currently provided at cost.

         Class J shares of the Funds also pay expenses of registering and qualifying shares for sale, the cost of producing and distributing reports and prospectuses to Class J shareholders and the cost of shareholder meetings held solely for Class J shares.

         The Manager registers Class J shares with the states and each of the Funds pays the cost associated with this activity under the terms of the Transfer Agency Agreement for Class J Shares.

                                 Rule 12b-1 Fees

         PIF has adopted a Distribution Plan under Rule 12b-1 under the 1940 Act (each, a "12b-1 plan") for the Advisors Signature Class, Advisors Select Class, Advisors Preferred Class, Select Class and Class J shares of each of the Funds.

         For each of the Funds, the 12b-1 plan provides that the Fund makes payments from its assets to Princor pursuant to the plan to compensate Princor and other selling dealers for providing shareholder services to existing Fund shareholders and rendering assistance in the distribution and promotion of the Advisors Signature Class, Advisors Select Class, Advisors Preferred Class, Select Class and Class J shares to the public. Each Fund pays Princor a fee after the end of each month at a rate stated as a annual percentage of the Fund's average daily net assets attributable to the particular class of shares. Princor retains such amounts as are appropriate to compensate for actual expenses incurred in distributing and promoting the sale of the Fund shares but may remit on a continuous basis some or all such amounts to registered representatives and other selected dealers (including for this purpose, certain financial institutions) as a trail fee in recognition of their services and assistance. The 12b-1 plans authorize Princor to enter into service agreements with other selling dealers and with banks and other financial institutions to provide shareholder services to existing shareholders, including services such as furnishing information as to the status of shareholder accounts, responding to shareholder written and telephone inquiries and assisting shareholders with tax information. Because they are ongoing, 12b-1 fees may, over time, exceed other types of sales charges such as front-end charges or contingent deferred sales charges.

         For the affected share classes of each of the Funds, the 12b-1 plans provide for payments by the Fund to Princor at an annual rate of up to:

                    Advisors Signature                    0.35%
                    Advisors Select                       0.30%
                    Advisors Preferred                    0.25%
                    Select                                0.10%
                    Class J                               0.50%

                 Purchases, Redemptions and Exchanges of Shares

        The purchase, redemption and exchange procedures with respect to shares of the Funds are the same.

        Purchases. Shares of the Funds are offered for sale through Princor, a broker-dealer that is also the principal underwriter for PIF, or other dealers which Princor selects.

         Each Fund's shares are bought and sold at the current share price. The share price of each class of each Fund is calculated each day the New York Stock Exchange ("NYSE") is open (shares are not priced on the days on which the NYSE is closed for trading). The share price is determined at the close of business of the NYSE (normally 3:00 p.m. Central Time). When an order to buy or sell shares is received, the share price used to fill the order is the next price calculated after the order is received.

         For both Funds, the share price is calculated by:
         o  taking the current market value of the total assets of the Fund
         o  subtracting liabilities of the Fund
         o  dividing the remainder proportionately into the classes of the Fund
         o  subtracting the liability of each class
         o dividing the remainder by the total number of shares owned in that class.

         If current market values are not readily available for a security owned by a Fund, its fair value is determined in good faith under procedures established by and under the supervision of the Fund's Board of Directors.

         Trading in securities on foreign securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, foreign securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading may take place in various foreign markets on days which are not business days in New York and on which a Fund's NAV is not calculated. A Fund calculates its NAV per Class per share, and therefore effects sales, redemptions and repurchases of its shares as of the close of the NYSE once each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the foreign portfolio securities used in such calculation.

         Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. Each of the Funds has a policy to value such securities at prices at which it is expected those shares may be sold, and the Manager or any Sub-Advisor is authorized to make such determinations subject to the oversight of the Fund's Board as may from time to time be necessary.

         Redemptions. Shares of both Funds may be redeemed at a price equal to the net asset value of the shares next computed following the receipt of a request for redemption in proper form. The amount you receive will be reduced by any applicable CDSC or redemption fee. Generally, the sale proceeds are sent out on the next business day after the sell order has been placed.

         Payment for shares tendered for redemption is ordinarily made in cash. The Board of Directors may determine, however, that it would be detrimental to the remaining shareholders to make payment of a redemption order wholly or partly in cash. Each of the Funds may, therefore, pay the redemption proceeds in whole or in part by a distribution "in kind" of securities from the Fund's portfolio in lieu of cash. If the Fund pays the redemption proceeds in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. Each Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities as described above.

         The right to require the Funds to redeem their shares may be suspended, or the date of payment may be postponed, whenever: (1) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed except for holidays and weekends; (2) the SEC permits such suspension and so orders; or (3) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

         Exchanges. Shares of both Funds may be exchanged, without payment of a sales charge or a CDSC, for shares of the same class of other PIF Funds, provided that, for the Advisors Signature, Preferred, Advisors Preferred, Select and Advisors Select share classes, such other fund is available through the employer-sponsored plan. If Class J shares are exchanged for Class J shares of another PIF Fund, the shares acquired will be subject to the applicable CDSC imposed by the new Fund; however, the holding period of the Class J shares exchanged is added to the holding period of the Class J shares acquired for purposes of determining the applicable charge.

         Frequent Trading and Market Timing (Abusive Trading Practices)

         The PIF Funds are not designed for frequent trading or market timing activity. The PIF Funds do not knowingly accommodate frequent purchases and redemptions of Fund shares by investors. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase these Funds.

         PIF considers frequent trading and market timing activities to be abusive trading practices because they:

     o Disrupt the management of the Funds by: (i) forcing the Fund to hold short-term (liquid) assets rather than investing for long term growth, which results in lost investment opportunities for the Fund; and (ii) causing unplanned portfolio turnover;
     o   Hurt the portfolio performance of the Fund; and
     o Increase expenses of the Fund due to (i) increased broker-dealer commissions and (ii) increased recordkeeping and related costs.

         Certain Funds may be at greater risk for abusive trading practices. For example, those Funds that invest in foreign securities may appeal to investors attempting to take advantage of time-zone arbitrage. If PIF is not able to identify such abusive trading practices, the abuses described above will negatively impact the Fund.

         PIF has adopted policies and procedures to help identify and prevent abusive trading practices. In addition, the Funds monitor trading activity to identify and take action against abuses. While PIF's policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that PIF will identify and prevent abusive trading in all instances. When PIF does identify abusive trading, it will apply its policies and procedures in a fair and uniform manner.

         If PIF, or a Fund, deems abusive trading practices to be occurring, PIF will take action that may include, but is not limited to:
     o Rejecting exchange instructions from shareholder or other person authorized by the shareholder to direct exchanges;
     o Restricting submission of exchange requests by, for example, allowing exchange requests to be submitted by 1st class U.S. mail only and disallowing requests made via the internet, by facsimile, by overnight courier or by telephone;
     o Limiting the dollar amount of an exchange and/or the number of exchanges during a year;
     o Requiring a holding period of a minimum of 30 days before permitting exchanges among the Funds where there is evidence of at least one round-trip exchange (exchange or redemption of shares that were purchased within 30 days of the exchange/redemption); and
     o    Taking such other action as directed by the Fund.

         The Funds have reserved the right to accept or reject, without prior written notice, any exchange requests. In some instances, an exchange may be completed prior to a determination of abusive trading. In those instances, PIF will reverse the exchange and return the account holdings to the positions held prior to the exchange. PIF will give you notice in writing in this instance.

                           Dividends and Distributions

         The dividends and distributions procedures with respect to the Funds are the same.

         Each of the Funds pays its net investment income on an annual basis. Payments are made to shareholders of record on the business day prior to the payment date. The payment date is the last business day of December.

         Immediately prior to the Reorganization, the Long-Term Bond Fund will pay a dividend or dividends which, together with all previous dividends, will have the effect of distributing to its shareholders all of its investment company taxable income for taxable years ending on or prior to the Combination (computed without regard to any deduction for dividends paid) and all of its net capital gains, if any, realized in taxable years ending on or prior to the Combination (after reduction for any available capital loss carryforward). Such dividends will be included in the taxable income of the Long-Term Bond Fund's shareholders.

             Fundamental and Non-Fundamental Investment Restrictions

Fundamental Restrictions

         Each of the following restrictions for the Intermediate-Term Bond Fund and the Long-Term Bond Fund is matter of "fundamental" policy and may not be changed without shareholder approval. Each of the Funds may not:

          o issue any senior securities as defined in the 1940 Act, as amended. Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.

          o invest in physical commodities or commodity contracts (other than foreign currencies), but it may purchase and sell financial futures contracts, options on such contracts, swaps and securities backed by physical commodities.

          o invest in real estate, although it may invest in securities that are secured by real estate and securities of issuers that invest or deal in real estate.

          o borrow money, except that it may a) borrow from banks (as defined in the 1940 Act, as amended) or other financial institutions or through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed); b) to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes; c) obtain short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities; and d) purchase securities on margin to the extent permitted by applicable law (the deposit or payment of margin in connection with transactions in options and financial futures contracts is not considered purchase of securities on margin).

          o make loans, except that the Fund may a) purchase and hold debt obligations in accordance with its investment objective and policies; b) enter into repurchase agreements; and c) lend its portfolio securities without limitation against collateral (consisting of cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) equal at all times to not less than 100% of the value of the securities loaned. This limit does not apply to purchases of debt securities or commercial paper.

          o invest more than 5% of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities) or purchase more than 10% of the outstanding voting securities of any one issuer, except that this limitation shall apply only with respect to 75% of the total assets of the Fund.

          o act as an underwriter of securities, except to the extent that the series may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

          o concentrate its investments in any particular industry, except that the Fund may invest up to 25% of the value of its total assets in a single industry, provided that, when the Fund has adopted a temporary defensive posture, there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

          o sell securities short (except where the fund holds or has the right to obtain at no added cost a long position in the securities sold that equals or exceeds the securities sold short).

         The Board of Directors has unanimously approved a proposal to amend the fundamental restriction of each Fund with respect to borrowing and has directed that the proposal be submitted to shareholders of the Funds for approval at the PIF Shareholders Meeting. If approved by shareholders, the amended fundamental restriction with respect to borrowing will permit each of the Funds to borrow money to the maximum extent permitted by the 1940 Act.

Non-Fundamental Restrictions

         The Intermediate-Term Bond Fund and the Long-Term Bond Fund have also adopted the following restrictions that are "non-fundamental" policies and that may be changed by the Board of Directors without shareholder approval. It is contrary to the policies of each of the Funds to:

          o invest more than 15% of its net assets in illiquid securities and in repurchase agreements maturing in more than seven days except to the extent permitted by applicable law.

          o pledge, mortgage or hypothecate its assets, except to secure permitted borrowings. The deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with transactions in put or call options, futures contracts and options on futures contracts are not deemed to be pledges or other encumbrances.

          o invest in companies for the purpose of exercising control or management.

          o    invest more than 25% of its assets in foreign securities.

          o invest more than 5% of its total assets in real estate limited partnership interests.

          o    acquire  securities of other investment  companies in reliance on
               Section 12(d) (1) (F) or (G) of the 1940 Act.

         Each Fund has also adopted a non-fundamental restriction which requires it, under normal circumstances, to invest at least 80% of its net assets in the type of securities, industry, or geographic region suggested by the name of the Fund.

                              Financial Highlights

         The following financial highlights of the Long-Term Bond Fund and the Intermediate-Term Bond Fund are derived from audited financial statements.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2004     2003     2002    2001/(D)/
                           ----     ----     ----    ----
HIGH QUALITY LONG-TERM BOND FUND
--------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $10.59   $10.51   $10.66   $10.03
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.41     0.48     0.51     0.52
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.16     0.05    (0.08)    0.63
                           ----     ----    -----     ----
 Total From Investment
            Operations     0.57     0.53     0.43     1.15
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.41)   (0.45)   (0.49)   (0.52)
 Distributions from
  Realized Gains......    (0.05)      --    (0.09)      --
 ----                     -----             -----
   Total Dividends and
         Distributions    (0.46)   (0.45)   (0.58)   (0.52)
                          -----    -----    -----    -----
Net Asset Value, End
 of Period............   $10.70   $10.59   $10.51   $10.66
                         ======   ======   ======   ======
Total Return..........     5.53%    5.08%    4.34%   10.91%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $190     $105   $2,230   $2,667
 Ratio of Expenses to
  Average Net Assets..     0.97%    0.97%    0.97%    0.97%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.87%    4.15%    4.88%    5.44%/(f)/
 Portfolio Turnover
  Rate................     51.0%    38.8%    94.1%   101.3%/(f)/

                           2004     2003     2002    2001/(D)/
                           ----     ----     ----    ----
HIGH QUALITY LONG-TERM BOND FUND
--------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $10.59   $10.51   $10.66   $10.03
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.39     0.43     0.49     0.50
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.18     0.08    (0.08)    0.64
                           ----     ----    -----     ----
 Total From Investment
            Operations     0.57     0.51     0.41     1.14
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.40)   (0.43)   (0.47)   (0.51)
 Distributions from
  Realized Gains......    (0.05)      --    (0.09)      --
 ----                     -----             -----
   Total Dividends and
         Distributions    (0.45)   (0.43)   (0.56)   (0.51)
                          -----    -----    -----    -----
Net Asset Value, End
 of Period............   $10.71   $10.59   $10.51   $10.66
                         ======   ======   ======   ======
Total Return..........     5.44%    4.90%    4.15%   10.76%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $2,703   $2,094   $2,229   $2,667
 Ratio of Expenses to
  Average Net Assets..     1.15%    1.15%    1.15%    1.15%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.69%    3.85%    4.70%    5.26%/(f)/
 Portfolio Turnover
  Rate................     51.0%    38.8%    94.1%   101.3%/(f)/

                           2004     2003     2002    2001/(G)/
                           ----     ----     ----    ----
HIGH QUALITY LONG-TERM BOND FUND
--------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $10.72   $10.64   $10.77   $10.40
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.38     0.39     0.46     0.33
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.18     0.10    (0.05)    0.38
                           ----     ----    -----     ----
 Total From Investment
            Operations     0.56     0.49     0.41     0.71
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.37)   (0.41)   (0.45)   (0.34)
 Distributions from
  Realized Gains......    (0.05)      --    (0.09)      --
 ----                     -----             -----
   Total Dividends and
         Distributions    (0.42)   (0.41)   (0.54)   (0.34)
                          -----    -----    -----    -----
Net Asset Value, End
 of Period............   $10.86   $10.72   $10.64   $10.77
                         ======   ======   ======   ======
Total Return /(b)/ ...     5.31%    4.60%    4.09%    6.63%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $10,166   $9,419   $5,545   $1,214
 Ratio of Expenses to
  Average Net Assets..     1.30%    1.40%    1.35%    1.32%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     1.36%    1.67%      --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.54%    3.59%    4.44%    4.97%/(f)/
 Portfolio Turnover
  Rate................     51.0%    38.8%    94.1%   101.3%/(f)/

                           2004     2003     2002    2001/(G)/
                           ----     ----     ----    ----
HIGH QUALITY LONG-TERM BOND FUND
--------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $10.81   $10.72   $10.77   $10.40
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.48     0.50     0.57     0.41
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.18     0.10     0.02     0.37
                           ----     ----     ----     ----
 Total From Investment
            Operations     0.66     0.60     0.59     0.78
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.48)   (0.51)   (0.55)   (0.41)
 Distributions from
  Realized Gains......    (0.05)      --    (0.09)      --
 ----                     -----             -----
   Total Dividends and
         Distributions    (0.53)   (0.51)   (0.64)   (0.41)
                          -----    -----    -----    -----
Net Asset Value, End
 of Period............   $10.94   $10.81   $10.72   $10.77
                         ======   ======   ======   ======
Total Return..........     6.19%    5.66%    5.81%    7.28%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $11      $10      $10      $10
 Ratio of Expenses to
  Average Net Assets..     0.40%    0.40%    0.40%    0.40%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     4.45%    4.62%    5.45%    5.94%/(f)/
 Portfolio Turnover
  Rate................     51.0%    38.8%    94.1%   101.3%/(f)/

                           2004     2003     2002    2001/(D)/
                           ----     ----     ----    ----
HIGH QUALITY LONG-TERM BOND FUND
--------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $10.58   $10.50   $10.65   $10.03
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.44     0.46     0.53     0.51
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.18     0.10    (0.07)    0.65
                           ----     ----    -----     ----
 Total From Investment
            Operations     0.62     0.56     0.46     1.16
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.45)   (0.48)   (0.52)   (0.54)
 Distributions from
  Realized Gains......    (0.05)      --    (0.09)      --
 ----                     -----             -----
   Total Dividends and
         Distributions    (0.50)   (0.48)   (0.61)   (0.54)
                          -----    -----    -----    -----
Net Asset Value, End
 of Period............   $10.70   $10.58   $10.50   $10.65
                         ======   ======   ======   ======
Total Return..........     5.96%    5.41%    4.66%   10.96%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,740   $3,080   $2,246   $2,662
 Ratio of Expenses to
  Average Net Assets..     0.66%    0.66%    0.66%    0.66%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     4.19%    4.37%    5.19%    5.74%/(f)/
 Portfolio Turnover
  Rate................     51.0%    38.8%    94.1%   101.3%/(f)/

                           2004     2003     2002    2001/(D)/
                           ----     ----     ----    ----
HIGH QUALITY LONG-TERM BOND FUND
--------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $10.60   $10.51   $10.66   $10.03
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.43     0.51     0.53     0.53
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.16     0.05    (0.08)    0.63
                           ----     ----    -----     ----
 Total From Investment
            Operations     0.59     0.56     0.45     1.16
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.43)   (0.47)   (0.51)   (0.53)
 Distributions from
  Realized Gains......    (0.05)      --    (0.09)      --
 ----                     -----             -----
   Total Dividends and
         Distributions    (0.48)   (0.47)   (0.60)   (0.53)
                          -----    -----    -----    -----
Net Asset Value, End
 of Period............   $10.71   $10.60   $10.51   $10.66
                         ======   ======   ======   ======
Total Return..........     5.73%    5.38%    4.53%   11.07%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $124      $20   $2,230   $2,667
 Ratio of Expenses to
  Average Net Assets..     0.78%    0.78%    0.77%    0.78%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     4.06%    4.35%    5.08%    5.63%/(f)/
 Portfolio Turnover
  Rate................     51.0%    38.8%    94.1%   101.3%/(f)/

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were decreased on March 1, 2004.
/(d) /Period from December 6, 2000,  date shares first offered,  through October
     31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.02 per share from November 27, 2000 through December 5, 2000.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Period from March 1, 2001, date shares first offered,  through October 31,
     2001. Class J and Institutional shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.03 per share from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2004      2003     2002    2001/(D)/
                           ----      ----     ----    ----
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
----------------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $10.55    $10.54   $10.65   $10.04
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.30      0.39     0.49     0.51
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.18      0.02    (0.03)    0.61
                           ----      ----    -----     ----
 Total From Investment
            Operations     0.48      0.41     0.46     1.12
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.33)    (0.40)   (0.48)   (0.51)
 Distributions from
  Realized Gains......    (0.08)       --    (0.09)      --
 -----                    -----              -----
   Total Dividends and
         Distributions    (0.41)    (0.40)   (0.57)   (0.51)
                          -----     -----    -----    -----
Net Asset Value, End
 of Period............   $10.62    $10.55   $10.54   $10.65
                         ======    ======   ======   ======
Total Return..........     4.68%     3.97%    4.61%   10.99%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $35,407      $818   $1,932   $2,662
 Ratio of Expenses to
  Average Net Assets..     1.01%     0.97%    0.97%    0.97%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.88%     3.73%    4.67%    5.33%/(f)/
 Portfolio Turnover
  Rate................    152.5%     71.3%    60.8%    80.3%/(f)/

                           2004      2003     2002    2001/(D)/
                           ----      ----     ----    ----
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
----------------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $10.54    $10.54   $10.65   $10.04
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.29      0.38     0.48     0.49
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.18      0.01    (0.04)    0.61
                           ----      ----    -----     ----
 Total From Investment
            Operations     0.47      0.39     0.44     1.10
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.32)    (0.39)   (0.46)   (0.49)
 Distributions from
  Realized Gains......    (0.08)       --    (0.09)      --
 -----                    -----              -----
   Total Dividends and
         Distributions    (0.40)    (0.39)   (0.55)   (0.49)
                          -----     -----    -----    -----
Net Asset Value, End
 of Period............   $10.61    $10.54   $10.54   $10.65
                         ======    ======   ======   ======
Total Return..........     4.50%     3.69%    4.43%   10.84%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,921      $802   $1,668   $2,881
 Ratio of Expenses to
  Average Net Assets..     1.19%     1.15%    1.15%    1.15%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.78%     3.55%    4.51%    5.15%/(f)/
 Portfolio Turnover
  Rate................    152.5%     71.3%    60.8%    80.3%/(f)/

                           2004      2003     2002    2001/(G)/
                           ----      ----     ----    ----
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
----------------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $10.59    $10.58   $10.69   $10.33
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.28      0.35     0.43     0.33
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.18      0.02    (0.01)    0.37
                           ----      ----    -----     ----
 Total From Investment
            Operations     0.46      0.37     0.42     0.70
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.29)    (0.36)   (0.44)   (0.34)
 Distributions from
  Realized Gains......    (0.08)       --    (0.09)      --
 -----                    -----              -----
   Total Dividends and
         Distributions    (0.37)    (0.36)   (0.53)   (0.34)
                          -----     -----    -----    -----
Net Asset Value, End
 of Period............   $10.68    $10.59   $10.58   $10.69
                         ======    ======   ======   ======
Total Return /(b)/ ...     4.42%     3.55%    4.20%    6.67%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $21,841   $17,476   $9,630   $1,334
 Ratio of Expenses to
  Average Net Assets..     1.30%     1.39%    1.35%    1.33%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     1.30%     1.50%      --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.69%     3.31%    4.18%    4.85%/(f)/
 Portfolio Turnover
  Rate................    152.5%     71.3%    60.8%    80.3%/(f)/

                           2004      2003     2002    2001/(G)/
                           ----      ----     ----    ----
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
----------------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $10.64    $10.62   $10.69   $10.33
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.38      0.46     0.54     0.41
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.16      0.02     0.02     0.35
                           ----      ----     ----     ----
 Total From Investment
            Operations     0.54      0.48     0.56     0.76
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.39)    (0.46)   (0.54)   (0.40)
 Distributions from
  Realized Gains......    (0.08)       --    (0.09)      --
 -----                    -----              -----
   Total Dividends and
         Distributions    (0.47)    (0.46)   (0.63)   (0.40)
                          -----     -----    -----    -----
Net Asset Value, End
 of Period............   $10.71    $10.64   $10.62   $10.69
                         ======    ======   ======   ======
Total Return..........     5.23%     4.62%    5.56%    7.33%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $10       $10      $10      $10
 Ratio of Expenses to
  Average Net Assets..     0.43%     0.40%    0.40%    0.40%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.56%     4.32%    5.22%    5.84%/(f)/
 Portfolio Turnover
  Rate................    152.5%     71.3%    60.8%    80.3%/(f)/

                           2004      2003     2002    2001/(D)/
                           ----      ----     ----    ----
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
----------------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $10.57    $10.56   $10.67   $10.04
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.34      0.43     0.51     0.50
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.18      0.02    (0.02)    0.66
                           ----      ----    -----     ----
 Total From Investment
            Operations     0.52      0.45     0.49     1.16
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.37)    (0.44)   (0.51)   (0.53)
 Distributions from
  Realized Gains......    (0.08)       --    (0.09)      --
 -----                    -----              -----
   Total Dividends and
         Distributions    (0.45)    (0.44)   (0.60)   (0.53)
                          -----     -----    -----    -----
Net Asset Value, End
 of Period............   $10.64    $10.57   $10.56   $10.67
                         ======    ======   ======   ======
Total Return..........     4.99%     4.28%    4.93%   11.45%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $11,918    $6,339   $6,195   $2,667
 Ratio of Expenses to
  Average Net Assets..     0.70%     0.66%    0.66%    0.66%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.27%     4.05%    4.90%    5.65%/(f)/
 Portfolio Turnover
  Rate................    152.5%     71.3%    60.8%    80.3%/(f)/

                           2004      2003     2002    2001/(D)/
                           ----      ----     ----    ----
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
----------------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $10.55    $10.54   $10.65   $10.04
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.33      0.41     0.52     0.52
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.17      0.02    (0.04)    0.61
                           ----      ----    -----     ----
 Total From Investment
            Operations     0.50      0.43     0.48     1.13
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.35)    (0.42)   (0.50)   (0.52)
 Distributions from
  Realized Gains......    (0.08)       --    (0.09)      --
 -----                    -----              -----
   Total Dividends and
         Distributions    (0.43)    (0.42)   (0.59)   (0.52)
                          -----     -----    -----    -----
Net Asset Value, End
 of Period............   $10.62    $10.55   $10.54   $10.65
                         ======    ======   ======   ======
Total Return..........     4.88%     4.17%    4.81%   11.15%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $12       $11   $1,483   $2,662
 Ratio of Expenses to
  Average Net Assets..     0.81%     0.78%    0.77%    0.78%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.18%     3.92%    4.89%    5.52%/(f)/
 Portfolio Turnover
  Rate................    152.5%     71.3%    60.8%    80.3%/(f)/

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------
/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003 and decreased on March 1, 2004.
/(d) /Period from December 6, 2000,  date shares first offered,  through October
     31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.03 per share from November 30, 2000 through December 5, 2000.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Period from March 1, 2001, date shares first offered,  through October 31,
     2001. Class J and Institutional shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.02 per share from February 27, 2001 through February 28, 2001.

                              FINANCIAL STATEMENTS

         The financial highlights of each of the Funds for the fiscal year ended October 31, 2004 included in this Proxy Statement/Prospectus, and the financial statements of PIF with respect to each of the Funds for the fiscal year ended October 31, 2004 incorporated by reference into the related SAI, have been so included or incorporated by reference in reliance on the report of Ernst & Young LLP, Independent Registered Public Accounting Firm.


                                  LEGAL MATTERS

         Certain matters concerning the issuance of shares of the Intermediate-Term Bond Fund will be passed upon by Michael D. Roughton, Esq., Counsel to the Funds. Certain tax consequences of the Combination will be passed upon for the Intermediate-Term Bond Fund by Randy Lee Bergstrom, Esq., Assistant Tax Counsel to PIF, and for the Long-Term Bond Fund by Carolyn Kolks, Esq., Assistant Tax Counsel to PIF.


                                  OTHER MATTERS

         We do not know of any matters to be presented at the Meeting other than those mentioned in this Proxy Statement/Prospectus. If any other matters properly come before the Meeting, the shares represented by proxies will be voted in accordance with the best judgment of the person or persons voting the proxies.

         Shareholder proposals to be presented at any future meeting of shareholders of any PIF Fund must be received by PIF a reasonable time before its solicitation of proxies for that meeting in order for such proposals to be considered for inclusion in the proxy materials related to that meeting.


                       BY ORDER OF THE BOARD OF DIRECTORS

April 18, 2005
Des Moines, Iowa


It is important that proxies be returned promptly. Therefore, shareholders who do not expect to attend the Meeting in person are urged to complete, sign, date and return the proxy ballot in the enclosed envelope.

                                                                    Appendix A
                           FORM OF PLAN OF ACQUISITION

                      High Quality Long-Term Bond Fund and
                    High Quality Intermediate-Term Bond Fund


         The Board of Directors of Principal Investors Fund, Inc., a Maryland corporation (the "Fund"), deems it advisable that the High Quality Intermediate-Term Bond Fund of the Fund (the "Intermediate-Term Bond Fund") acquire all of the assets of the High Quality Long-Term Bond Fund of the Fund (the "Long-Term Bond Fund") in exchange for the assumption by the Intermediate-Term Bond Fund of all of the liabilities of the Long-Term Bond Fund and shares issued by the Intermediate-Term Bond Fund which are thereafter to be distributed by the Long-Term Bond Fund pro rata to its shareholders in complete liquidation and termination of the Long-Term Bond Fund and in exchange for all of the Long-Term Bond Fund's outstanding shares.

         The Long-Term Bond Fund will transfer to the Intermediate-Term Bond Fund, and the Intermediate-Term Bond Fund will acquire from the Long-Term Bond Fund, all of the assets of the Long-Term Bond Fund on the Closing Date and will assume from the Long-Term Bond Fund all of the liabilities of the Long-Term Bond Fund in exchange for the issuance of the number of shares of the Intermediate-Term Bond Fund determined as provided in the following paragraphs, which shares will be subsequently distributed pro rata to the shareholders of the Long-Term Bond Fund in complete liquidation and termination of the Long-Term Bond Fund and in exchange for all of the Long-Term Bond Fund's outstanding shares. The Long-Term Bond Fund will not issue, sell or transfer any of its shares after the Closing Date, and only redemption requests received by the Long-Term Bond Fund in proper form prior to the Closing Date shall be fulfilled by the Long-Term Bond Fund. Redemption requests received by the Long-Term Bond Fund thereafter will be treated as requests for redemption of those shares of the Intermediate-Term Bond Fund allocable to the shareholder in question.

         The Long-Term Bond Fund will declare to its shareholders of record on or prior to the Closing Date a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of its income (computed without regard to any deduction for dividends paid) and all of its net realized capital gains, if any, for the current taxable year through the Closing Date.

         On the Closing Date, the Intermediate-Term Bond Fund will issue to the Long-Term Bond Fund a number of full and fractional shares of the Intermediate-Term Bond Fund, taken at their then net asset value, having an aggregate net asset value equal to the aggregate value of the net assets of the Long-Term Bond Fund. The aggregate value of the net assets of the Long-Term Bond Fund and the Intermediate-Term Bond Fund shall be determined in accordance with the then current Prospectus of the Intermediate-Term Bond Fund as of close of regularly scheduled trading on the New York Stock Exchange on the Closing Date.

         The closing of the transactions contemplated in this Plan (the "Closing") shall be held at the offices of Principal Management, 680 8th Street, Des Moines, Iowa 50392-2080 at 2:00 p.m. Central Daylight Time on May 27, 2005, or on such earlier or later date as fund management may determine. The date on which the Closing is to be held as provided in this Plan shall be known as the "Closing Date."

         In the event that on the Closing Date (a) the New York Stock Exchange is closed for other than customary weekend and holiday closings or (b) trading on said Exchange is restricted or (c) an emergency exists as a result of which it is not reasonably practicable for the Intermediate-Term Bond Fund or the Long-Term Bond Fund to fairly determine the value of its assets, the Closing Date shall be postponed until the first business day after the day on which trading shall have been fully resumed.

         As soon as practicable after the Closing, the Long-Term Bond Fund shall
(a) distribute on a pro rata basis to the shareholders of record of the Long-Term Bond Fund at the close of business on the Closing Date the shares of the Intermediate-Term Bond Fund received by the Long-Term Bond Fund at the Closing in exchange for all of the Long-Term Bond Fund's outstanding shares, and
(b) be liquidated in accordance with applicable law and the Fund's Articles of Incorporation.

         For purposes of the distribution of shares of the Intermediate-Term Bond Fund to shareholders of the Long-Term Bond Fund, the Intermediate-Term Bond Fund shall credit on the books of the Intermediate-Term Bond Fund an appropriate number of shares of the Intermediate-Term Bond Fund to the account of each shareholder of the Long-Term Bond Fund. No certificates will be issued for shares of the Intermediate-Term Bond Fund. After the Closing Date and until surrendered, each outstanding certificate, if any, which, prior to the Closing Date, represented shares of the Long-Term Bond Fund, shall be deemed for all purposes of the Fund's Articles of Incorporation and Bylaws to evidence the appropriate number of shares of the Intermediate-Term Bond Fund to be credited on the books of the Intermediate-Term Bond Fund in respect of such shares of the Long-Term Bond Fund as provided above.

         Prior to the Closing Date, the Long-Term Bond Fund shall deliver to the Intermediate-Term Bond Fund a list setting forth the assets to be assigned, delivered and transferred to the Intermediate-Term Bond Fund, including the securities then owned by the Long-Term Bond Fund and the respective federal income tax bases (on an identified cost basis) thereof, and the liabilities to be assumed by the Intermediate-Term Bond Fund pursuant to this Plan.

         All of the Long-Term Bond Fund's portfolio securities shall be delivered by the Long-Term Bond Fund's custodian on the Closing Date to the Intermediate-Term Bond Fund or its custodian, either endorsed in proper form for transfer in such condition as to constitute good delivery thereof in accordance with the practice of brokers or, if such securities are held in a securities depository within the meaning of Rule 17f-4 under the Investment Company Act of 1940, transferred to an account in the name of the Intermediate-Term Bond Fund or its custodian with said depository. All cash to be delivered pursuant to this Plan shall be transferred from the Long-Term Bond Fund's account at its custodian to the Intermediate-Term Bond Fund's account at its custodian. If on the Closing Date the Long-Term Bond Fund is unable to make good delivery to the Intermediate-Term Bond Fund's custodian of any of the Long-Term Bond Fund's portfolio securities because such securities have not yet been delivered to the Long-Term Bond Fund's custodian by its brokers or by the transfer agent for such securities, then the delivery requirement with respect to such securities shall be waived, and the Long-Term Bond Fund shall deliver to the Intermediate-Term Bond Fund's custodian on or by said Closing Date with respect to said undelivered securities executed copies of an agreement of assignment in a form satisfactory to the Intermediate-Term Bond Fund, and a due bill or due bills in form and substance satisfactory to the custodian, together with such other documents including brokers' confirmations, as may be reasonably required by the Intermediate-Term Bond Fund.

         This Plan may be abandoned and terminated, whether before or after action thereon by the shareholders of the Long-Term Bond Fund and notwithstanding favorable action by such shareholders, if the Board of Directors believe that the consummation of the transactions contemplated hereunder would not be in the best interests of the shareholders of either Fund. This Plan may be amended by the Board of Directors at any time, except that after approval by the shareholders of the Long-Term Bond Fund no amendment may be made with respect to the Plan which in the opinion of the Board of Directors materially adversely affects the interests of the shareholders of the Long-Term Bond Fund.

         Except as expressly provided otherwise in this Plan, Principal Management Corporation will pay or cause to be paid all out-of-pocket fees and expenses incurred by the Long-Term Bond Fund and the Intermediate-Term Bond Fund in connection with the transactions contemplated under this Plan, including, but not limited to, accountants' fees, legal fees, registration fees, printing expenses, transfer taxes (if any) and the fees of banks and transfer agents.

                                                                      Appendix B
                     Outstanding Shares and Share Ownership

         The following table shows as of the Record Date the number of shares of each Class of the Long-Term Bond Fund outstanding and entitled to vote, and the number of shares of each Class of the Intermediate-Term Bond Fund outstanding.

                                                           Number of Shares
                             Share Class               Outstanding and Entitled
                                                                to Vote
Long-Term Bond Fund          --Advisors Signature
                             --Preferred
                             --Advisors Preferred
                             --Select
                             --Advisors Select
                             --Institutional
                             --Class J
                                                           Number of Shares
                                                              Outstanding
Intermediate-Term Bond Fund  --Advisors Signature
                             --Preferred
                             --Advisors Preferred
                             --Select
                             --Advisors Select
                             --Institutional
                             --Class J


         The following table shows as of March 3, 2005 the percentage of the outstanding shares of each Class of each of the Funds owned of record or beneficially by Principal Life, either directly or through subsidiaries. Principal Life and its subsidiaries own all of these shares both of record and beneficially, except as otherwise indicated. The ultimate parent of Principal Life is Principal Financial Group, Inc.

                                                          Percentage Owned by
                             Share Class                    Principal Life

Long-Term Bond Fund          --Advisors Signature                   100.00%
                             --Preferred                              -
                             --Advisors Preferred                     -
                             --Select                                 2.01%
                             --Advisors Select                        -
                             --Institutional                        100.00%
                             --Class J                                -

Intermediate-Term Bond Fund  --Advisors Signature                   100.00%
                             --Preferred                              -
                             --Advisors Preferred                     -
                             --Select                                11.45%
                             --Advisors Select                        -
                             --Institutional                         48.62%
                             --Class J                                -

         As of March 3, 2005, the Directors and officers of PIF together owned less than 1% of the outstanding shares of any Class of either of the Funds.


         As of March 3, 2005, no persons owned of record, or were known by PIF to own beneficially, 5% or more of the outstanding shares of any Class of either Fund.

                                                                   Appendix C

                 CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS

Securities and Investment Practices

         Market Volatility. Equity securities include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. The value of a company's stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company's products or services. A stock's value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company's stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company's stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

         Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.

         Interest Rate Changes. Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes.

         Credit Risk. Fixed-income security prices are also affected by the credit quality of the issuer. Investment grade debt securities are medium and high quality securities. Some bonds, such as lower grade or "junk" bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers.

Repurchase Agreements And Loaned Securities

         Although not a principal investment strategy, each of the Funds may invest a portion of its assets in repurchase agreements. Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association or broker-dealer. A repurchase agreement provides that the Fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by a Fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the Fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected Fund bears a risk of loss. To minimize such risks, the Fund enters into repurchase agreements only with large, well-capitalized and well-established financial institutions. In addition, the value of the securities collateralizing the repurchase agreement is, and during the entire term of the repurchase agreement remains, at least equal to the repurchase price, including accrued interest.

         Each of the Funds may lend its portfolio securities to unaffiliated broker-dealers and other unaffiliated qualified financial institutions.

Currency Contracts

         The Funds may each enter into forward currency contracts, currency futures contracts and options, and options on currencies for hedging purposes and not as a principal investment strategy. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. A Fund will not hedge currency exposure to an extent greater than the aggregate market value of the securities held or to be purchased by the Fund (denominated or generally quoted or currently convertible into the currency). Hedging is a technique used in an attempt to reduce risk. If a Fund's Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investment, these techniques could result in a loss. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the other party to the transaction does not perform as promised. There is also a risk of government action through exchange controls that would restrict the ability of the Fund to deliver or receive currency.

Forward Commitments

         Although not a principal investment strategy, each of the Funds may enter into forward commitment agreements. These agreements call for the Fund to purchase or sell a security on a future date at a fixed price. Each of these Funds may also enter into contracts to sell its investments either on demand or at a specific interval.

Warrants

         Each of the Funds may invest up to 5% of its assets in warrants though none of the Funds use such investments as a principal investment strategy. A warrant is a certificate granting its owner the right to purchase securities from the issuer at a specified price, normally higher than the current market price.

High Yield Securities

         Debt securities rated lower than BBB by S&P or Baa by Moody's or, if not rated, determined to be of equivalent quality by the Manager or the Sub-Advisor, sometimes referred to as high yield or "junk bonds" and are considered speculative.

         Investment in high yield bonds involves special risks in addition to the risks associated with investment in highly rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities.

         Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The ability of a Fund to achieve its investment objective may, to the extent of its investment in high yield bonds, be more dependent on such credit analysis than would be the case if the Fund were investing in higher quality bonds.

         High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. If the issuer of high yield bonds defaults, a Fund may incur additional expenses to seek recovery.

         The secondary market on which high yield bonds are traded may be less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a Fund could sell a high yield bond and could adversely affect and cause large fluctuations in the daily price of the Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield bonds, especially in a thinly traded market.

         The use of credit ratings for evaluating high yield bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to change credit ratings in a timely manner to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by a Fund, the Fund may retain the security if the Manager or Sub-Advisor thinks it is in the best interest of shareholders.

Initial Public Offerings ("IPOs")

         The Funds may invest in IPOs. An IPO is a company's first offering of stock to the public. IPO risk is that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares by sales of additional shares and by concentration of control in existing management and principal shareholders.

         When a Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance. Because of the price volatility of IPO shares, a Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and lead to increased expenses to the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders.

Derivatives

         To the extent permitted by its investment objectives and policies, each of the Funds may invest in securities that are commonly referred to as derivative securities. Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).

         Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

         There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a Fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities. The Funds may enter into put or call options, future contracts, options on futures contracts and over-the-counter swap contracts (e.g., interest rate swaps, total return swaps and credit default swaps) for both hedging and non-hedging purposes.

         Generally, no Fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the Fund. The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates. The risks associated with derivative investments include:

o the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the Manager or Sub-Advisor anticipated;
o the possibility that there may be no liquid secondary market which may make it difficult or impossible to close out a position when desired;
o the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund's initial investment; and
o   the counterparty may fail to perform its obligations.

Convertible Securities

         Convertible securities are fixed-income securities that a Fund has the right to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed-income securities.

         Convertible securities have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

         The Funds treat convertible securities as both fixed-income and equity securities for purposes of investment policies and limitations because of their unique characteristics. The Funds may invest in convertible securities without regard to their ratings.

Foreign Investing

         Each of the Funds may invest in securities of foreign companies but not as a principal investment strategy. For the purpose of this restriction, foreign companies are:
          o companies with their principal place of business or principal office outside the U.S.; and
          o companies for which the principal securities trading market is outside the U.S.

         Foreign companies may not be subject to the same uniform accounting, auditing and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges, although each Fund seeks the most favorable net results on its portfolio transactions.

         Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of Fund assets is not invested and earning no return. If a Fund is unable to make intended security purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, a Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.

         With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a Fund's investments in those countries. In addition, a Fund may also suffer losses due to nationalization, expropriation or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility or exchange rates could result in investment losses for a Fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to Fund investors.

         Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Funds intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of a Fund's portfolio. A Fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.

         A Fund may choose to invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign-based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the foreign securities to which they relate.

         Investments in companies of developing countries may be subject to higher risks than investments in companies in more developed countries. These risks include:
          o    increased social, political and economic instability;
          o a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility; lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
          o foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
          o    relatively  new  capital  market  structure  or   market-oriented
               economy;
          o the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
          o restrictions that may make it difficult or impossible for the Fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

         In addition, many developing countries have experienced substantial, and in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.

         Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.

         Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

Small and Medium Capitalization Companies

         Each of the Funds may hold securities of small and medium capitalization companies but not as a principal investment strategy. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Small companies may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

         Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies.

Temporary Defensive Measures

         From time to time, as part of its investment strategy, each of the Funds may invest without limit in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent that the Fund is in a defensive position, it may lose the benefit of upswings and limit its ability to meet its investment objective. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, a Fund may purchase U.S. government securities, preferred stocks and debt securities, whether or not convertible into or carrying rights for common stock.

         There is no limit on the extent to which the Funds may take temporary defensive measures. In taking such measures, the Fund may fail to achieve its investment objective.

Portfolio Turnover

         "Portfolio Turnover" is the term used in the industry for measuring the amount of trading that occurs in a Fund's portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year.

         Funds with high turnover rates (more than 100%) often have higher transaction costs (that are paid by the Fund) that may have an adverse impact on Fund performance and may generate short-term capital gains (on which taxes may be imposed even if no shares of the Fund are sold during the year). Turnover rates for each of the Funds may be found in the Fund's Financial Highlights table.

         Please consider all the factors when you compare the turnover rates of different funds. A fund with consistently higher total returns and higher turnover rates than another fund may actually be achieving better performance precisely because the managers are active traders. You should also be aware that the "total return" line in the Financial Highlights section already includes portfolio turnover costs.

                                                                      Appendix D
                              DEBT SECURITY RATINGS

Standard & Poor's Ratings Group ("S&P")

Commercial Paper:

A-1 The rating A-1 is the highest rating assigned by S&P to commercial paper. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

A-2 Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high for issuers designated "A-1."

Bonds:

AAA               Debt rated AAA has the  highest  rating  assigned by S&P.
                  Capacity to pay interest and repay principal is extremely strong.

AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB-B-CCC
     -CC Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D Bonds rated D are in default. The D category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired. The D rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

         The ratings set forth above may be modified by the addition of a plus or minus to show relative standing within the major rating categories.

Moody's Investors Service, Inc. ("Moody's")

Commercial Paper:

P-1 The rating P-1 is the highest commercial paper rating assigned by Moody's. Issuers rated P-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. P-1 repayment capacity will normally be evidenced by the following characteristics: (1) leading market positions in established industries; (2) high rates of return on funds employed; (3) conservative capitalization structures with moderate reliance on debt and ample asset protection; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well established access to a range of financial markets and assured sources of alternate liquidity.

P-2 Issuers rated P-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

Bonds:

Aaa Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa by Moody's are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A by Moody's possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Bonds which are rated Baa by Moody's are considered as medium grade obligations, that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

B Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance and other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Moody's applies numerical modifiers "1," "2" and "3" to certain of its rating classifications. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

                                                                      Appendix E

                       ADDITIONAL PERFORMANCE INFORMATION

         Set forth below for each of the Funds is a bar chart which provides some indication of the risks of investing in the Fund by showing changes in performance from year to year. The bar chart for each Fund shows performance for its Institutional Class shares. Performance for Institutional Class shares will be higher than performance for other share Classes of the Funds because Institutional Class shares have lower expenses than the other share Classes.

                               Long-Term Bond Fund

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2002    11.18
2003    4.26
2004    4.92

The Fund's Institutional Class highest/lowest quarterly returns during this time period were:
Highest    Q3 '02   6.10
Lowest     Q2 '04  -3.29

                           Intermediate-Term Bond Fund

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2002    9.91
2003    3.75
2004    4.33

The Fund's Institutional Class highest/lowest quarterly returns during this time period were:
Highest    Q3 '02   4.68
Lowest     Q2 '04  -2.22

                               FORM OF PROXY CARD


                    Two Low-Cost Ways to Cast Your Proxy Vote

                               Save Time and Money

Its Fast and Convenient. The accompanying Proxy Statement/Prospectus outlines important issues affecting your High Quality Long-Term Bond Fund. Help us save time and postage by voting on the Internet or by telephone. Each method is generally available 24 hours a day and will ensure that your vote is confirmed and posted immediately. DO NOT MAIL THE PROXY CARD IF YOU ARE VOTING BY INTERNET OR TELEPHONE.

                                 VOTING BY PHONE

o        Read the Proxy Statement/Prospectus and have this card at hand.
o        Call toll-free 1-888-221-0697.
o        Enter your Control Number and follow the recorded instructions.
o        Do not return this paper ballot.


                             VOTING ON THE INTERNET

o        Read the Proxy Statement/Prospectus and have this card at hand.
o        Log onto www.proxyweb.com.
o        Enter you Control Number and follow the on-screen instructions.
o        Do not return this paper ballot.


                             VOTE YOUR PROXY TODAY!

                  SPECIAL MEETING OF SHAREHOLDERS MAY 26, 2005
                          PRINCIPAL INVESTORS FUND, INC
                        HIGH QUALITY LONG-TERM BOND FUND
           THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS

The  undersigned  shareholder  appoints  Arthur S. Filean,  Ernest H. Gillum and
Michael J. Beer, and each of them separately, Proxies, with power of substitution, and authorizes them to represent and to vote as designated on this ballot, at the meeting of shareholders of the Fund to be held May 26, 2005 at 2:00 p.m., Central Daylight Time, and any adjournments thereof, all the shares of the Fund that the undersigned shareholder would be entitled to vote if personally present.

Check the appropriate box on the ballot, date the ballot and sign exactly as you name appears. Your signature acknowledges receipt of the Notice of Special Meeting of Shareholders and the Proxy Statement/Prospectus, both dated April 18, 2005. Shares will be voted as you instruct. If no direction is made, the proxy will be voted FOR the proposal listed. In their discretion the Proxies will also be authorized to vote upon such other matters that may properly come before the meeting.

Date________________, 2005



_____________________________________
Signature of Shareholder(s) (if held jointly)

NOTE: PLEASE SIGN EXACTLY AS YOU NAME APPEARS ON THIS BALLOT. PLEASE MARK, SIGN, DATE AND MAIL YOUR PROXY BALLOT IN THE ENCLOSED POSTAGE-PAID ENVELOPE. If shares are held jointly, either party may sign. If executed by a corporation, an authorized officer must sign. Executors, administrators and trustees should so indicate when signing.

Please fill in boxes as shown using black or blue ink or number 2 pencil. PLEASE DO NOT USE FINE POINT PENS.

The Board of Directors recommends that shareholders vote FOR the Proposal. Sign the proxy ballot and return it as soon as possible in the enclosed envelope.

PROPOSAL

1.    Approval of Plan of Acquisition providing for the           [   ] FOR
     combination of the High Quality Long-Term Bond Fund into
     the High Quality Intermediate-Term Bond Fund.                [   ] AGAINST

                                                                  [   ] ABSTAIN

                                     PART B

                             INFORMATION REQUIRED IN
                      A STATEMENT OF ADDITIONAL INFORMATION

                         PRINCIPAL INVESTORS FUND, INC.
                                 680 8th Street
                           Des Moines, Iowa 50392-0200

                       STATEMENT OF ADDITIONAL INFORMATION

               Combination of the High Quality Long-Term Bond Fund
                Into the High Quality Intermediate-Term Bond Fund

                              Dated: April 18, 2005

         This Statement of Additional Information is available to the shareholders of the High Quality Long-Term Bond Fund, a separate series of Principal Investors Fund, Inc. ("PIF"), in connection with the proposed combination of that Fund into the High Quality Intermediate-Term Bond Fund (the"Combination").

         This Statement of Additional Information is not a prospectus and should be read in conjunction with the Proxy Statement/Prospectus dated April 18, 2005, relating to the Special Meeting of Shareholders of the High Quality Long-Term Bond Fund to be held on May 26, 2005. Copies of the Proxy Statement/Prospectus, which has been filed with the Securities and Exchange Commission and describes the proposed Combination, may be obtained without charge by writing to Principal Management Corporation, 680 8th Street, Des Moines, Iowa 50392-0200, or by calling toll free at 1-800-247-4123. This Statement of Additional Information includes and is accompanied by the Statement of Additional Information of PIF dated March 1, 2005.

         This Statement of Additional Information incorporates by reference the following documents (or designated portions thereof) that have been filed with the Securities and Exchange Commission:

         (1) The Statement of Additional Information of PIF dated March 1, 2005, as filed on __________;

         (2) The financial statements of PIF included in its Annual Report to Shareholders for the fiscal year ended October 31, 2004, which have been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, as filed on December 28, 2004, insofar as they relate to the High Quality Long-Term Bond Fund and the High Quality Intermediate-Term Bond Fund.

         The Annual and Semi-Annual Reports to Shareholders of PIF are available upon request and without charge by calling toll-free at 1-800-247-4123.


                                TABLE OF CONTENTS

Pro Forma Financial Statements of the High Quality Long-Term Bond Fund and the High Quality Intermediate-Term Bond Fund consisting of:
(i)  Statement of Assets and Liabilities,
(ii) Statement of Operations;
(iii) Schedule of Portfolio Investments and
(iv) Notes to Pro Forma Financial Statements


                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                          OCTOBER 31, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                                           COMBINED
                        HIGH QUALITY    HIGH QUALITY                     HIGH QUALITY
                         LONG-TERM    INTERMEDIATE-TERM   PRO FORMA    INTERMEDIATE-TERM
                         BOND FUND        BOND FUND      ADJUSTMENTS       BOND FUND
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
INVESTMENT IN
 SECURITIES--AT COST..  $ 14,054,898    $ 81,772,082       $    --       $ 95,826,980
                        ============    ============       =======       ============
ASSETS
Investment in
 securities--at value.  $ 14,808,361    $ 82,746,293       $    --       $ 97,554,654
Cash..................        11,003          11,725            --             22,728
Receivables:
 Capital Shares sold..        15,483         532,048            --            547,531
 Dividends and
  interest............       137,288         571,166            --            708,454
 Investment securities
  sold................            --         314,310            --            314,310
 Unrealized gain on
  swap agreements.....         5,135          17,588            --             22,723
                        ------------    ------------       -------       ------------
          Total Assets    14,977,270      84,193,130            --         99,170,400
LIABILITIES
Accrued management and
 investment advisory
 fees.................         1,141           5,394            --              6,535
Accrued administrative
 service fees.........           149           1,325            --              1,474
Accrued distribution
 fees.................         1,136           3,867            --              5,003
Accrued service fees..           189           1,567            --              1,756
Accrued transfer and
 administrative fees..         7,290          11,705            --             18,995
Accrued other expenses         3,468           5,495            --              8,963
Payables:
 Capital Shares
  reacquired..........        30,373              --            --             30,373
 Investment securities
  purchased...........            --       7,030,181            --          7,030,181
 Reverse repurchase
  agreements..........            --       6,024,697            --          6,024,697
                        ------------    ------------       -------       ------------
     Total Liabilities        43,746      13,084,231            --         13,127,977
                        ------------    ------------       -------       ------------
NET ASSETS APPLICABLE
 TO OUTSTANDING SHARES  $ 14,933,524    $ 71,108,899       $    --       $ 86,042,423
                        ============    ============       =======       ============

NET ASSETS CONSIST OF:
Capital Shares and
 additional
 paid-in-capital......  $ 13,989,983    $ 69,560,888       $    --       $ 83,550,871
Accumulated
 undistributed
 (overdistributed) net
 investment income
 (operating loss).....        32,355         127,659            --            160,014
Accumulated
 undistributed
 (overdistributed) net
 realized gain (loss).       152,588         428,553            --            581,141
Net unrealized
 appreciation
 (depreciation) of
 investments..........       758,598         991,799            --          1,750,397
                        ------------    ------------       -------       ------------
      Total Net Assets  $ 14,933,524    $ 71,108,899       $    --       $ 86,042,423
                        ============    ============       =======       ============
CAPITAL STOCK (PAR
 VALUE: $.01 A SHARE):
Shares authorized.....   225,000,000     225,000,000            --        225,000,000
NET ASSET VALUE PER
 SHARE:
Advisors Preferred:
 Net Assets...........  $    189,515    $ 35,407,408            --       $ 35,596,923
  Shares issued and
 outstanding..........        17,708       3,333,014         1,154          3,351,876
  Net asset value per
 share................  $      10.70    $      10.62            --       $      10.62
                        ============    ============            ==       ============

Advisors Select: Net
 Assets...............  $  2,702,892    $  1,920,837            --       $  4,623,729
  Shares issued and
 outstanding..........       252,391         181,037         2,362            435,790
  Net asset value per
 share................  $      10.71    $      10.61            --       $      10.61
                        ============    ============            ==       ============

Class J: Net Assets...  $ 10,166,503    $ 21,840,761            --       $ 32,007,264
  Shares issued and
 outstanding..........       936,421       2,045,255        15,259          2,996,935
  Net asset value per
 share /(a)/..........  $      10.86    $      10.68            --       $      10.68
                        ============    ============            ==       ============

Institutional: Net
 Assets...............  $     10,553    $     10,395            --       $     20,948
  Shares issued and
 outstanding..........           965             971            20              1,956
  Net asset value per
 share................  $      10.94    $      10.71            --       $      10.71
                        ============    ============            ==       ============

Preferred: Net Assets.  $  1,739,719    $ 11,917,593            --       $ 13,657,312
  Shares issued and
 outstanding..........       162,623       1,120,166           793          1,283,582
  Net asset value per
 share................  $      10.70    $      10.64            --       $      10.64
                        ============    ============            ==       ============

Select: Net Assets....  $    124,344    $     11,905            --       $    136,249
  Shares issued and
 outstanding..........        11,613           1,121            95             12,829
  Net asset value per
 share................  $      10.71    $      10.62            --       $      10.62
                        ============    ============            ==       ============



/(a) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                    YEAR ENDED OCTOBER 31, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                                                                 COMBINED
                        HIGH QUALITY    HIGH QUALITY                           HIGH QUALITY
                         LONG-TERM    INTERMEDIATE-TERM      PROFORMA        INTERMEDIATE-TERM
                         BOND FUND        BOND FUND      ADJUSTMENTS /(A)/       BOND FUND
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
 (OPERATING LOSS)
Income:
 Interest.............    $748,320       $2,368,538          $     --           $3,116,858
                          --------       ----------          --------           ----------
          Total Income     748,320        2,368,538                --            3,116,858
Expenses:
 Management and
  investment advisory
  fees................      61,655          240,603                --              302,258
 Distribution fees -
  Advisors Preferred..         373           72,187                --               72,560
 Distribution fees -
  Advisors Select.....       7,048            4,079                --               11,127
 Distribution fees -
  Class J.............      48,793           99,006                --              147,799
 Distribution fees -
  Select..............          91               11                --                  102
 Administrative
  service fees -
  Advisors Preferred..         224           43,313                --               43,537
 Administrative
  service fees -
  Advisors Select.....       4,699            2,720                --                7,419
 Administrative
  service fees -
  Preferred...........       3,360           11,102                --               14,462
 Administrative
  service fees -
  Select..............         119               15                --                  134
 Registration fees -
  Class J.............      10,294           12,390           (10,294)              12,390
 Service fees -
  Advisors Preferred..         253           49,087                --               49,340
 Service fees -
  Advisors Select.....       5,873            3,399                --                9,272
 Service fees -
  Preferred...........       4,582           15,140                --               19,722
 Service fees - Select         137               18                --                  155
 Shareholder reports -
  Class J.............       3,050            5,663                --                8,713
 Transfer and
  administrative fees
  - Class J...........      31,833           54,076           (12,101)              73,808
 Other expenses -
  Class J.............          59                7               (59)                   7
 Reverse repurchase
  agreement interest
  expense.............          --           23,636                --               23,636
                          --------       ----------          --------           ----------
  Total Gross Expenses     182,443          636,452           (22,454)             796,441
 Less: Reimbursement
  from Manager - Class
  J...................       5,635               --            (5,635)                  --
                          --------       ----------          --------           ----------
    Total Net Expenses     176,808          636,452           (16,819)             796,441
                          --------       ----------          --------           ----------
 Net Investment Income
      (Operating Loss)     571,512        1,732,086            16,819            2,320,417

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
 AND FOREIGN
 CURRENCIES
Net realized gain
 (loss) from:
 Investment
  transactions........     158,698          541,251                --              699,949
 Swap agreements......       5,911           25,006                --               30,917
Change in unrealized
 appreciation/depreciation
 of:
 Investments...........      49,008          475,317                --              524,325
 Swap agreements.......       5,135           17,588                --               22,723
                           --------       ----------          --------           ----------
       Net Realized and
 Unrealized Gain (Loss)
     on Investments and
     Foreign Currencies     218,752        1,059,162                --            1,277,914
                           --------       ----------          --------           ----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    $790,264       $2,791,248          $ 16,819           $3,598,331
                           ========       ==========          ========           ==========



/(a) /Reflects estimated expenses based on larger net assets, greater economies of scale and elimination of duplicative services.
See accompanying notes.

                            SCHEDULES OF INVESTMENTS

                                OCTOBER 31, 2004

                                  (unaudited)


-----------------------------------------------------------------------------------------------------------------------------------
   High    High-Quality                                                              High    High-Quality
 Quality    Intermediate-                                                          Quality   Intermediate-
  Bond        Term Bond                                                              Bond      Term Bond
  Fund          Fund     Combined                                                    Fund        Fund       Combined
-----------------------------------------------------------------------------------------------------------------------------------
                                  Bonds (54.87%)


                                  Aerospace & Defense Equipment (0.04%)


                                  General Dynamics


      15,000          -    15,000 3.00%; 05/15/08                                    $ 14,795         $ -    $ 14,795


                                  United Technologies


      15,000          -    15,000 6.10%; 05/15/12                                      16,676           -      16,676


                                  Agricultural Operations (0.44%)


                                  Bunge Limited Finance


           -    265,000   265,000 4.38%; 12/15/08                                           -     267,841     267,841


           -     85,000    85,000 5.35%; 04/15/14                                           -      87,034      87,034


           -     20,000    20,000 5.88%; 05/15/13                                           -      21,201      21,201


                                  Asset Backed Securities (1.72%)


                                  Adjustable Rate Mortgage Trust (1) (6)


           -    225,000   225,000 2.52%; 11/25/34                                           -     225,000     225,000


                                  Bear Stearns Asset Backed Securities (1)


      50,000    155,000   205,000 2.53%; 03/25/34                                      49,998     154,993     204,991


           -    250,000   250,000 2.58%; 02/25/34                                           -     250,921     250,921


                                  Chase Funding Mortgage Loan


           -        488       488 5.04 %; 12/25/23                                          -         487         487


                                  Chase Funding Mortgage Loan Asset Backed Certificates (1)


           -    125,000   125,000 2.22%; 09/25/33                                           -     124,994     124,994


           -    120,000   120,000 2.43%; 09/25/33                                           -     119,994     119,994


                                  Countrywide Asset Backed Certificates


           -    325,000   325,000 3.00%; 01/25/34 (1)                                       -     325,575     325,575


           -     60,000    60,000 3.61%; 04/25/30                                           -      60,258      60,258


                                  Master Adjustable Rate Mortgages Trust (1)


           -    170,000   170,000 3.03%; 03/25/34                                           -     171,179     171,179


                                  Auto-Cars & Light Trucks (0.52%)


                                  DaimlerChrysler Holding


           -    200,000   200,000 2.71%; 08/08/06 (1)                                       -     202,410     202,410


           -    150,000   150,000 4.05%; 06/04/08                                           -     151,011     151,011


           -     25,000    25,000 7.25%; 01/18/06                                           -      26,279      26,279


      20,000          -    20,000 7.30%; 01/15/12                                      22,909           -      22,909


                                  General Motors


           -     40,000    40,000 8.25%; 07/15/23                                           -      41,668      41,668


                                  Automobile Sequential (0.28%)


                                  Chase Manhattan Auto Owner Trust


      50,000          -    50,000 2.06%; 12/15/09                                      49,062           -      49,062


                                  DaimlerChrysler Auto Trust


           -     57,927    57,927 5.32%; 09/06/06                                           -      58,408      58,408


                                  Ford Credit Auto Owner Trust


      69,718          -    69,718 4.01%; 03/15/06                                      69,994           -      69,994


           -     15,752    15,752 4.14%; 12/15/05                                           -      15,797      15,797


                                  Nissan Auto Receivables Owner Trust


      50,000          -    50,000 2.70%; 12/17/07                                      49,918           -      49,918


                                  Beverages-Non-alcoholic (0.05%)


                                  Bottling Group


      15,000          -    15,000 4.63%; 11/15/12                                      15,277           -      15,277


                                  Coca-Cola Enterprises


      30,000          -    30,000 5.25%; 05/15/07                                      31,555           -      31,555


                                  Beverages-Wine & Spirits (0.35%)


                                  Diageo Capital


           -    275,000   275,000 2.17%; 04/20/07 (1)                                       -     275,102     275,102


      15,000          -    15,000 3.38%; 03/20/08                                      14,992           -      14,992


      15,000          -    15,000 3.50%; 11/19/07                                      15,075           -      15,075


                                  Brewery (0.63%)


                                  Anheuser-Busch


      30,000          -    30,000 4.38%; 01/15/13                                      29,927           -      29,927


                                  Cia Brasileira de Bebidas


           -    135,000   135,000 10.50%; 12/15/11                                          -     166,050     166,050


                                  Coors Brewing


      15,000    140,000   155,000 6.38%; 05/15/12                                      16,637     155,284     171,921


                                  Miller Brewing (2)


           -    150,000   150,000 5.50%; 08/15/13                                           -     157,442     157,442


                                  SABMiller (2)


           -     15,000    15,000 6.63%; 08/15/33                                           -      16,880      16,880


                                  Broadcasting Services & Programming (0.23%)


                                  Clear Channel Communications


           -    135,000   135,000 5.75%; 01/15/13                                           -     139,812     139,812


                                  Grupo Televisa


           -     15,000    15,000 8.50%; 03/11/32                                           -      17,137      17,137


                                  Liberty Media


           -     45,000    45,000 3.50%; 09/25/06                                           -      45,045      45,045


                                  Building & Construction Products-Miscellaneous (0.49%)


                                  CRH America


           -    100,000   100,000 5.30%; 10/15/13                                           -     103,306     103,306


           -     15,000    15,000 6.40%; 10/15/33                                           -      16,144      16,144


      14,000     75,000    89,000 6.95%; 03/15/12                                      16,092      86,210     102,302


                                  Masco (1) (2)


           -    200,000   200,000 2.11%; 03/09/07                                           -     200,337     200,337


                                  Building Products-Wood (0.01%)


                                  Celulosa Arauco y Constitucion


           -     10,000    10,000 5.13%; 07/09/13                                           -       9,893       9,893


                                  Building-Residential & Commercial (0.02%)


                                  Centex


      15,000          -    15,000 5.80%; 09/15/09                                      16,018           -      16,018


                                  Cable & Other Pay TV Services (0.10%)


                                  AT&T Broadband


      67,000          -    67,000 8.38%; 03/15/13                                      82,202           -      82,202


                                  Cable TV (0.52%)


                                  Comcast


           -    175,000   175,000 5.30%; 01/15/14                                           -     178,445     178,445


       5,000          -     5,000 5.50%; 03/15/11                                       5,271           -       5,271


           -     50,000    50,000 5.85%; 01/15/10                                           -      53,776      53,776


           -     40,000    40,000 7.05%; 03/15/33                                           -      45,181      45,181


                                  Cox Communications


           -     10,000    10,000 4.63%; 06/01/13                                           -       9,532       9,532


           -     70,000    70,000 6.75%; 03/15/11                                           -      76,895      76,895


      25,000     50,000    75,000 6.88%; 06/15/05                                      25,597      51,194      76,791


                                  Casino Hotels (0.10%)


                                  Harrah's Operating


           -     80,000    80,000 5.50%; 07/01/10                                           -      83,477      83,477


                                  Cellular Telecommunications (0.81%)


                                  AT&T Wireless Services


      40,000          -    40,000 7.35%; 03/01/06                                      42,368           -      42,368


           -     45,000    45,000 7.88%; 03/01/11                                           -      53,609      53,609


           -     25,000    25,000 8.13%; 05/01/12                                           -      30,499      30,499


           -     75,000    75,000 8.75%; 03/01/31                                           -     100,689     100,689


                                  Cingular Wireless


      15,000          -    15,000 7.13%; 12/15/31                                      17,025           -      17,025


                                  Telus


      15,000    175,000   190,000 7.50%; 06/01/07                                      16,481     192,286     208,767


                                  Verizon Wireless Capital


      35,000    165,000   200,000 5.38%; 12/15/06                                      36,685     172,942     209,627


                                  Vodafone Group


      30,000          -    30,000 7.75%; 02/15/10                                      35,298           -      35,298


                                  Chemicals-Diversified (0.46%)


                                  Chevron Phillips Chemical


      20,000    225,000   245,000 5.38%; 06/15/07                                      20,961     235,811     256,772


           -     25,000    25,000 7.00%; 03/15/11                                           -      28,355      28,355


                                  E. I. Du Pont de Nemours


      15,000          -    15,000 4.75%; 11/15/12                                      15,372           -      15,372


                                  ICI Wilmington I


           -     95,000    95,000 5.63%; 12/01/13                                           -      98,304      98,304


                                  Coatings & Paint (0.20%)


                                  Valspar


      15,000    150,000   165,000 6.00%; 05/01/07                                      15,944     159,435     175,379


                                  Commercial Banks (0.47%)


                                  Marshall & Ilsley Bank


      15,000     10,000    25,000 4.13%; 09/04/07                                      15,335      10,223      25,558


                                  U.S. Bank


      40,000          -    40,000 6.38%; 08/01/11                                      44,846           -      44,846


                                  Union Planters Bank


      15,000    225,000   240,000 5.13%; 06/15/07                                      15,823     237,345     253,168


                                  United Overseas Bank (2)


           -     20,000    20,000 4.50%; 07/02/13                                           -      19,692      19,692


                                  Wachovia Bank


           -     50,000    50,000 7.80%; 08/18/10                                           -      59,184      59,184


                                  Commercial Service-Finance (0.01%)


                                  Equifax


      10,000          -    10,000 4.95%; 11/01/07                                      10,477           -      10,477


                                  Computers (0.05%)


                                  Hewlett-Packard


      15,000          -    15,000 6.50%; 07/01/12                                      16,885           -      16,885


                                  International Business Machines


      25,000          -    25,000 4.25%; 09/15/09                                      25,651           -      25,651


                                  Computers-Integrated Systems (0.01%)


                                  NCR


       5,000          -     5,000 7.13%; 06/15/09                                       5,577           -       5,577


                                  Copper Ores (0.06%)


                                  Codelco (2)


           -     50,000    50,000 6.38%; 11/30/12                                           -      55,398      55,398


                                  Cosmetics & Toiletries (0.02%)


                                  Procter & Gamble


      15,000          -    15,000 4.75%; 06/15/07                                      15,649           -      15,649


                                  Credit Card Asset Backed Securities (2.97%)


                                  American Express Credit Account Master Trust


           -     70,000    70,000 2.12%; 09/15/11 (1)                                       -      70,141      70,141


     200,000          -   200,000 4.35%; 12/15/11                                     205,903           -     205,903


                                  Bank One Issuance Trust


     100,000          -   100,000 2.94%; 06/16/08                                     100,351           -     100,351


     100,000          -   100,000 3.35%; 03/15/11                                      99,799           -      99,799


     100,000          -   100,000 3.59%; 05/17/10                                     101,028           -     101,028


                                  Capital One Master Trust


     150,000          -   150,000 5.30%; 06/15/09                                     156,281           -     156,281


                                  Capital One Multi-Asset Execution Trust (1)


           -    170,000   170,000 2.09%; 12/15/09                                           -     170,105     170,105


                                  Chase Credit Card Master Trust


      50,000    225,000   275,000 2.07%; 05/15/09 (1)                                  49,997     224,986     274,983


      30,000          -    30,000 5.50%; 11/17/08                                      31,315           -      31,315


                                  Credit Card Asset Backed Securities (continued)


                                  Citibank Credit Card Issuance Trust


     150,000    200,000   350,000 6.90%; 10/15/07                                     156,134     208,179     364,313


                                  Citibank Credit Card Master Trust I


     150,000          -   150,000 5.88%; 03/10/11                                     163,543           -     163,543


                                  Discover Card Master Trust I


     150,000          -   150,000 6.05%; 08/18/08                                     156,389           -     156,389


     150,000    100,000   250,000 6.85%; 07/17/07                                     151,505     101,003     252,508


                                  MBNA Credit Card Master Note Trust


      45,000          -    45,000 3.65%; 03/15/11                                      45,262           -      45,262


                                  MBNA Master Credit Card Trust


     150,000    200,000   350,000 6.90%; 01/15/08                                     155,191     206,921     362,112


                                  Data Processing & Management (0.04%)


                                  Certegy


           -     15,000    15,000 4.75%; 09/15/08                                           -      15,447      15,447


                                  First Data


      15,000          -    15,000 3.38%; 08/01/08                                      14,921           -      14,921


                                  Diversified Financial Services (1.14%)


                                  General Electric Capital


           -  1,858,133 1,858,133 0.70%; 03/10/40 (1) (2)                                   -      56,991      56,991


      15,000    250,000   265,000 1.84%; 02/02/09 (1)                                  15,032     250,526     265,558


           -    275,000   275,000 4.25%; 12/01/10                                           -     277,617     277,617


      20,000     65,000    85,000 6.00%; 06/15/12                                      21,959      71,367      93,326


           -     50,000    50,000 6.75%; 03/15/32                                           -      58,311      58,311


     105,000          -   105,000 7.38%; 01/19/10                                     121,968           -     121,968


                                  John Deere Capital


           -     70,000    70,000 3.13%; 12/15/05                                           -      70,254      70,254


      20,000          -    20,000 7.00%; 03/15/12                                      23,231           -      23,231


                                  NiSource Finance


           -     15,000    15,000 3.20%; 11/01/06                                           -      14,980      14,980


                                  Diversified Manufacturing Operations (0.13%)


                                  Cooper Industries


      15,000          -    15,000 5.25%; 07/01/07                                      15,749           -      15,749


                                  General Electric


      15,000          -    15,000 5.00%; 02/01/13                                      15,549           -      15,549


                                  Tyco International Group


           -     75,000    75,000 6.38%; 10/15/11                                           -      83,487      83,487


                                  Diversified Minerals (0.04%)


                                  BHP Billiton Finance


      15,000          -    15,000 4.80%; 04/15/13                                      15,262           -      15,262


                                  Corp. Nacional del Cobre de Chile (2)


           -     15,000    15,000 5.50%; 10/15/13                                           -      15,702      15,702


                                  Diversified Operations (0.06%)


                                  Hutchison Whampoa International (2)


           -     45,000    45,000 6.50%; 02/13/13                                           -      47,897      47,897


                                  Electric Products-Miscellaneous (0.01%)


                                  Emerson Electric


       5,000          -     5,000 6.00%; 08/15/32                                       5,361           -       5,361


                                  Electric-Distribution (0.07%)


                                  Detroit Edison


           -     60,000    60,000 5.40%; 08/01/14                                           -      63,350      63,350


                                  Electric-Generation (0.10%)


                                  Korea East-West Power (2)


       5,000     25,000    30,000 4.88%; 04/21/11                                       5,113      25,563      30,676


                                  Tenaska Virginia Partners (2)


           -     49,703    49,703 6.12%; 03/30/24                                           -      52,611      52,611


                                  Electric-Integrated (3.95%)


                                  AmerenEnergy Generating


      10,000          -    10,000 7.95%; 06/01/32                                      12,493           -      12,493


                                  Appalachian Power


      20,000          -    20,000 4.80%; 06/15/05                                      20,281           -      20,281


                                  Arizona Public Service


           -     85,000    85,000 5.80%; 06/30/14                                           -      90,427      90,427


      10,000     15,000    25,000 6.50%; 03/01/12                                      11,184      16,775      27,959


                                  Carolina Power & Light


           -     35,000    35,000 6.50%; 07/15/12                                           -      39,006      39,006


           -    150,000   150,000 7.50%; 04/01/05                                           -     153,078     153,078


      75,000          -    75,000 8.63%; 09/15/21                                      97,163           -      97,163


                                  Centerpoint Energy Houston Electric


           -     90,000    90,000 5.70%; 03/15/13                                           -      96,168      96,168


                                  Cincinnati Gas & Electric


           -     20,000    20,000 5.40%; 06/15/33                                           -      18,638      18,638


                                  Commonwealth Edison


      30,000    150,000   180,000 6.40%; 10/15/05                                      31,033     155,164     186,197


                                  Conectiv


      10,000          -    10,000 5.30%; 06/01/05                                      10,131           -      10,131


                                  Consolidated Edison


      15,000          -    15,000 3.63%; 08/01/08                                      14,976           -      14,976


      15,000          -    15,000 4.88%; 02/01/13                                      15,373           -      15,373


                                  Consumers Energy


           -     10,000    10,000 4.25%; 04/15/08                                           -      10,183      10,183


                                  Dayton Power & Light (2)


           -     25,000    25,000 5.13%; 10/01/13                                           -      25,493      25,493


                                  Dominion Resources (1)


      30,000    175,000   205,000 2.01%; 05/15/06                                      30,065     175,377     205,442


                                  DTE Energy


      30,000          -    30,000 7.05%; 06/01/11                                      34,095           -      34,095


                                  Duke Energy


           -    235,000   235,000 2.42%; 01/15/05 (1)                                       -     235,049     235,049


      30,000          -    30,000 3.75%; 03/05/08                                      30,233           -      30,233


                                  Electric-Integrated (continued)


                                  Entergy Gulf States


           -     20,000    20,000 3.60%; 06/01/08                                           -      19,839      19,839


                                  Floria Power


           -      5,000     5,000 4.80%; 03/01/13                                           -       5,048       5,048


                                  FPL Group Capital


      20,000     20,000    40,000 3.25%; 04/11/06                                      20,136      20,136      40,272


                                  Georgia Power (1)


      20,000    275,000   295,000 1.90%; 02/17/09                                      19,995     274,928     294,923


                                  Jersey Central Power & Light (2)


           -     40,000    40,000 5.63%; 05/01/16                                           -      41,955      41,955


                                  MidAmerican Energy Holdings


           -    225,000   225,000 4.63%; 10/01/07                                           -     230,556     230,556


      35,000          -    35,000 6.75%; 12/30/31                                      40,337           -      40,337


                                  Niagara Mohawk Power


      30,000     55,000    85,000 7.75%; 05/15/06                                      32,150      58,942      91,092


                                  Northeast Utilities


           -     15,000    15,000 3.30%; 06/01/08                                           -      14,682      14,682


                                  Oncor Electric Delivery


      15,000     70,000    85,000 7.00%; 05/01/32                                      17,470      81,529      98,999


                                  Pacific Gas & Electric


      20,000     45,000    65,000 3.60%; 03/01/09                                      19,857      44,678      64,535


           -    155,000   155,000 6.05%; 03/01/34                                           -     159,639     159,639


                                  Pepco Holdings


           -     70,000    70,000 3.75%; 02/15/06                                           -      70,677      70,677


           -     10,000    10,000 4.00%; 05/15/10                                           -       9,774       9,774


      15,000          -    15,000 5.50%; 08/15/07                                      15,760           -      15,760


                                  Power Contract Financing (2)


           -     16,625    16,625 5.20%; 02/01/06                                           -      16,855      16,855


                                  PPL Electric Utilities


      15,000          -    15,000 4.30%; 06/01/13                                      14,550           -      14,550


           -     65,000    65,000 5.40%; 08/15/14                                           -      66,638      66,638


                                  Progress Energy


           -    175,000   175,000 6.75%; 03/01/06                                           -     183,508     183,508


                                  PSEG Power


      10,000    100,000   110,000 6.95%; 06/01/12                                      11,265     112,646     123,911


                                  Puget Energy


           -     25,000    25,000 3.36%; 06/01/08                                           -      24,803      24,803


                                  SCANA (1)


      15,000    200,000   215,000 2.16%; 11/15/06                                      15,032     200,425     215,457


                                  Southern California Edison


           -     25,000    25,000 5.00%; 01/15/14                                           -      25,611      25,611


                                  Southern Company Capital Funding


           -     15,000    15,000 5.30%; 02/01/07                                           -      15,868      15,868


                                  Tennessee Valley Authority


      65,000          -    65,000 6.00%; 03/15/13                                      72,552           -      72,552


                                  Electric-Integrated (continued)


                                  TXU Energy


           -     15,000    15,000 6.13%; 03/15/08                                           -      16,111      16,111


                                  Virginia Electric & Power


           -     85,000    85,000 4.50%; 12/15/10                                           -      85,948      85,948


                                  Wisconsin Electric Power


      20,000          -    20,000 4.50%; 05/15/13                                      19,973           -      19,973


                                  Export/Import Bank (0.07%)


                                  Export-Import Bank of Korea


           -     60,000    60,000 4.50%; 08/12/09                                           -      61,368      61,368


                                  Federal & Federally Sponsored Credit (0.20%)


                                  Federal Farm Credit Bank


     150,000          -   150,000 3.00%; 04/15/08                                     149,167           -     149,167


                                  Housing Urban Development


           -     20,000    20,000 2.99%; 08/01/05                                           -      20,098      20,098


                                  Fiduciary Banks (0.33%)


                                  Bank of New York


      15,000          -    15,000 4.14%; 08/02/07                                      15,202           -      15,202


      15,000          -    15,000 5.20%; 07/01/07                                      15,774           -      15,774


                                  State Street Capital Trust II (1)


           -    250,000   250,000 2.21%; 02/15/08                                           -     251,324     251,324


                                  Finance-Auto Loans (1.58%)


                                  American Honda Finance (1) (2)


      15,000    265,000   280,000 1.86%; 02/20/07                                      15,005     265,096     280,101


                                  Ford Motor Credit


           -     30,000    30,000 6.13%; 01/09/06                                           -      30,997      30,997


           -     35,000    35,000 6.50%; 01/25/07                                           -      36,773      36,773


     160,000          -   160,000 7.38%; 02/01/11                                     173,567           -     173,567


           -    235,000   235,000 7.88%; 06/15/10                                           -     260,769     260,769


                                  General Motors Acceptance


      15,000    175,000   190,000 3.33%; 10/20/05 (1)                                  15,062     175,719     190,781


      15,000          -    15,000 5.13%; 05/09/08                                      15,232           -      15,232


           -     30,000    30,000 6.13%; 08/28/07                                           -      31,292      31,292


      90,000     75,000   165,000 6.75%; 01/15/06                                      93,144      77,620     170,764


           -     55,000    55,000 6.88%; 09/15/11                                           -      57,254      57,254


      15,000     35,000    50,000 6.88%; 08/28/12                                      15,616      36,437      52,053


      35,000     10,000    45,000 8.00%; 11/01/31                                      36,226      10,351      46,577


                                  Toyota Motor Credit


      15,000          -    15,000 2.80%; 01/18/06                                      15,034           -      15,034


                                  Finance-Commercial (0.29%)


                                  CIT Group


      20,000    125,000   145,000 1.91%; 02/15/07 (1)                                  19,997     124,982     144,979


      15,000          -    15,000 5.00%; 02/13/14                                      15,058           -      15,058


           -     60,000    60,000 5.13%; 09/30/14                                           -      60,377      60,377


      15,000          -    15,000 7.38%; 04/02/07                                      16,429                  16,429


                                  Textron Financial


      15,000          -    15,000 5.88%; 06/01/07                                      15,980           -      15,980


                                  Finance-Consumer Loans (1.44%)


                                  American General Finance


      40,000          -    40,000 5.75%; 03/15/07                                      42,247           -      42,247


                                  Household Finance


      15,000    250,000   265,000 1.86%; 02/09/07 (1)                                  15,018     250,298     265,316


      25,000    180,000   205,000 3.38%; 02/21/06                                      25,198     181,425     206,623


           -     20,000    20,000 4.13%; 12/15/08                                           -      20,303      20,303


      15,000          -    15,000 4.75%; 07/15/13                                      14,977           -      14,977


      85,000     90,000   175,000 6.50%; 01/24/06                                      88,847      94,073     182,920


           -    180,000   180,000 7.00%; 05/15/12                                           -     207,953     207,953


                                  SLM (1)


           -    250,000   250,000 2.23%; 01/25/07                                           -     250,058     250,058


      50,000          -    50,000 4.19%; 03/02/09                                      50,872           -      50,872


                                  Finance-Credit Card (0.27%)


                                  American Express


       5,000          -     5,000 3.75%; 11/20/07                                       5,070           -       5,070


      15,000          -    15,000 4.88%; 07/15/13                                      15,319           -      15,319


                                  Capital One Bank


           -     80,000    80,000 5.00%; 06/15/09                                           -      83,119      83,119


           -    125,000   125,000 6.88%; 02/01/06                                           -     131,192     131,192


                                  Finance-Investment Banker & Broker (3.29%)


                                  Banque Paribas


      25,000          -    25,000 6.88%; 03/01/09                                      27,944           -      27,944


                                  Bear Stearns


           -    175,000   175,000 2.43%; 01/30/09 (1)                                       -     175,421     175,421


           -    160,000   160,000 2.50%; 06/25/34 (1)                                       -     160,475     160,475


           -    100,000   100,000 3.00%; 03/30/06                                           -     100,358     100,358


           -     20,000    20,000 4.00%; 01/31/08                                           -      20,325      20,325


      25,000          -    25,000 6.50%; 05/01/06                                      26,359           -      26,359


                                  Citigroup


           -     10,000    10,000 5.88%; 02/22/33                                           -      10,131      10,131


      10,000    110,000   120,000 6.63%; 06/15/32                                      11,158     122,738     133,896


     145,000    290,000   435,000 6.75%; 12/01/05                                     151,332     302,664     453,996


                                  Credit Suisse First Boston


      50,000          -    50,000 6.50%; 01/15/12                                      56,025           -      56,025


                                  Finance-Investment Banker & Broker (continued)


                                  Goldman Sachs Group


           -     60,000    60,000 3.88%; 01/15/09                                           -      60,408      60,408


           -    135,000   135,000 5.15%; 01/15/14                                           -     136,974     136,974


           -     50,000    50,000 5.25%; 04/01/13                                           -      51,411      51,411


      15,000          -    15,000 6.60%; 01/15/12                                      16,852           -      16,852


      45,000    100,000   145,000 7.63%; 08/17/05                                      46,818     104,041     150,859


                                  Lehman Brothers Holdings


           -    175,000   175,000 2.20%; 04/20/07 (1)                                       -     175,021     175,021


           -    100,000   100,000 2.35%; 11/10/09                                           -      99,833      99,833


           -     95,000    95,000 4.80%; 03/13/14                                           -      94,633      94,633


      50,000          -    50,000 6.25%; 05/15/06                                      52,528           -      52,528


                                  Merrill Lynch


      15,000    250,000   265,000 1.95%; 02/06/09 (1)                                  15,001     250,008     265,009


      20,000          -    20,000 4.15%; 03/02/09 (1)                                  20,185           -      20,185


           -     70,000    70,000 5.45%; 07/15/14                                           -      73,104      73,104


      45,000          -    45,000 7.00%; 01/15/07                                      48,672           -      48,672


                                  Morgan Stanley


      20,000    150,000   170,000 1.84%; 02/15/07 (1)                                  20,008     150,058     170,066


           -     85,000    85,000 4.75%; 04/01/14                                           -      83,269      83,269


           -     20,000    20,000 5.30%; 03/01/13                                           -      20,766      20,766


      65,000     75,000   140,000 7.75%; 06/15/05                                      67,117      77,443     144,560


                                  Finance-Leasing Company (0.14%)


                                  Boeing Capital


           -     35,000    35,000 5.65%; 05/15/06                                           -      36,510      36,510


      30,000          -    30,000 5.75%; 02/15/07                                      31,761           -      31,761


                                  International Lease Finance (1)


      20,000          -    20,000 2.41%; 01/15/10                                      19,928           -      19,928


                                  Pitney Bowes Credit


      30,000          -    30,000 5.75%; 08/15/08                                      32,506           -      32,506


                                  Finance-Mortgage Loan/Banker (5.58%)


                                  Countrywide Home Loan


      20,000     40,000    60,000 1.87%; 02/17/06 (1)                                  19,994      39,988      59,982


           -    235,000   235,000 2.28%; 06/02/06 (1)                                       -     235,991     235,991


      20,000          -    20,000 2.88%; 02/15/07                                      19,797           -      19,797


           -    100,000   100,000 4.25%; 12/19/07                                           -     101,856     101,856


           -     50,000    50,000 4.62%; 12/19/33 (1)                                       -      49,550      49,550


                                  Federal Home Loan Bank


     200,000          -   200,000 2.88%; 09/15/06                                     200,572           -     200,572


                                  Finance-Mortgage Loan/Banker (continued)


                                  Federal Home Loan Mortgage


           -    250,000   250,000 2.65%; 05/30/08                                           -     245,164     245,164


           -    200,000   200,000 3.25%; 02/25/08                                           -     198,897     198,897


           -    875,000   875,000 4.50%; 07/15/13 (4)                                       -     884,607     884,607


           -     80,000    80,000 4.63%; 05/28/13                                           -      79,922      79,922


           -     50,000    50,000 4.75%; 10/11/12                                           -      49,957      49,957


           -     75,000    75,000 4.75%; 05/06/13                                           -      74,308      74,308


     440,000          -   440,000 5.75%; 03/15/09                                     480,352           -     480,352


     525,000    375,000   900,000 6.25%; 07/15/32                                     601,755     429,825   1,031,580


                125,000   125,000 6.88%; 01/15/05                                           -     126,221     126,221


                                  Federal National Mortgage Association


           -    150,000   150,000 2.30%; 03/28/06                                           -     149,394     149,394


           -     50,000    50,000 2.88%; 05/19/08                                           -      49,151      49,151


           -     45,000    45,000 3.70%; 11/01/07                                           -      45,372      45,372


           -     95,000    95,000 4.75%; 02/21/13                                           -      94,894      94,894


     320,000          -   320,000 6.13%; 03/15/12                                     359,550           -     359,550


           -     50,000    50,000 7.13%; 02/15/05                                           -      50,723      50,723


           -    170,000   170,000 7.13%; 01/15/30                                           -     213,135     213,135


                                  Finance-Other Services (0.16%)


                                  Mellon Funding


      15,000          -    15,000 4.88%; 06/15/07                                      15,642           -      15,642


                                  National Rural Utilities


      30,000          -    30,000 5.75%; 08/28/09                                      32,389           -      32,389


                                  Newcourt Credit Group


           -     10,000    10,000 6.88%; 02/16/05                                           -      10,129      10,129


                                  Verizon Global Funding


      10,000          -    10,000 6.75%; 12/01/05                                      10,444           -      10,444


      15,000          -    15,000 6.88%; 06/15/12                                      17,276           -      17,276


      45,000          -    45,000 7.25%; 12/01/10                                      52,490           -      52,490


                                  Food-Flour & Grain (0.01%)


                                  Archer Daniels Midland


      10,000          -    10,000 5.94%; 10/01/32                                      10,513           -      10,513


                                  Food-Miscellaneous/Diversified (0.45%)


                                  Campbell Soup


      30,000          -    30,000 5.50%; 03/15/07                                      31,521           -      31,521


                                  HJ Heinz Finance


      15,000          -    15,000 6.75%; 03/15/32                                      17,493           -      17,493


                                  Kellogg


           -     50,000    50,000 6.00%; 04/01/06                                           -      52,204      52,204


                                  Kraft Foods


           -     45,000    45,000 4.63%; 11/01/06                                           -      46,316      46,316


      50,000    125,000   175,000 5.63%; 11/01/11                                      53,275     133,187     186,462


                                  Sara Lee


      15,000          -    15,000 6.13%; 11/01/32                                      16,241           -      16,241


                                  Food-Miscellaneous/Diversified (continued)


                                  Unilever Capital


      30,000          -    30,000 7.13%; 11/01/10                                      34,927           -      34,927


                                  Food-Retail (0.38%)


                                  Kroger


           -     25,000    25,000 6.20%; 06/15/12                                           -      27,389      27,389


           -    100,000   100,000 6.75%; 04/15/12                                           -     112,687     112,687


                                  Safeway


           -    185,000   185,000 2.50%; 11/01/05                                           -     184,411     184,411


                                  Food-Wholesale & Distribution (0.02%)


                                  Sysco International


      15,000          -    15,000 6.10%; 06/01/12                                      16,617           -      16,617


                                  Gas-Distribution (0.09%)


                                  KeySpan


      10,000          -    10,000 7.63%; 11/15/10                                      11,870           -      11,870


                                  Sempra Energy


           -     60,000    60,000 4.75%; 05/15/09                                           -      61,623      61,623


                                  Home Decoration Products (0.02%)


                                  Newell Rubbermaid


      20,000          -    20,000 4.00%; 05/01/10                                      19,570           -      19,570


                                  Home Equity-Other (2.09%)


                                  Argent Securities (1)


      20,000    125,000   145,000 2.15%; 02/25/34                                      19,959     124,746     144,705


                                  Asset Backed Funding Certificates (1)


           -     85,000    85,000 2.12%; 02/25/30                                           -      84,996      84,996


                                  CDC Mortgage Capital Trust (1)


           -    175,000   175,000 2.50%; 06/25/34                                           -     174,695     174,695


                                  Long Beach Mortgage Loan Trust (1)


           -     40,000    40,000 2.46%; 06/25/34                                           -      39,964      39,964


           -     50,000    50,000 3.01%; 06/25/34                                           -      50,060      50,060


                                  Master Asset Backed Securities Trust (1)


           -    300,000   300,000 3.58%; 08/25/33                                           -     303,464     303,464


                                  New Century Home Equity Loan Trust (1)


           -    200,000   200,000 2.65%; 01/25/34                                           -     200,586     200,586


                                  Option One Mortgage Loan Trust (1)


           -    125,000   125,000 2.46%; 05/25/34                                           -     124,842     124,842


           -    125,000   125,000 2.98%; 05/25/34                                           -     124,994     124,994


                                  Saxon Asset Securities Trust (1)


           -    225,000   225,000 3.06%; 03/25/35                                           -     224,918     224,918


                                  Specialty Underwriting & Residential Finance (1)


      25,000    125,000   150,000 2.44%; 02/25/35                                      24,999     124,994     149,993


                                  Wells Fargo Home Equity Trust (1)


           -    175,000   175,000 2.43%; 04/25/34                                           -     174,995     174,995


                                  Home Equity-Sequential (0.54%)


                                  Ameriquest Mortgage Securities (1)


      50,000    140,000   190,000 2.13%; 04/25/34                                      49,998     139,993     189,991


                                  Residential Asset Securities (1)


           -    275,000   275,000 2.37%; 10/25/33                                           -     275,883     275,883


                                  Industrial Gases (0.03%)


                                  Praxair


      25,000          -    25,000 6.38%; 04/01/12                                      28,263           -      28,263


                                  Instruments-Controls (0.01%)


                                  Parker Hannifin


      10,000          -    10,000 4.88%; 02/15/13                                      10,238           -      10,238


                                  Insurance Brokers (0.01%)


                                  Marsh & McLennan


      10,000          -    10,000 3.63%; 02/15/08                                       9,679           -       9,679


                                  Investment Companies (0.18%)


                                  Canadian Oil Sands (2)


           -    150,000   150,000 4.80%; 08/10/09                                           -     153,259     153,259


                                  Investment Management & Advisory Services (0.02%)


                                  AMVESCAP


      15,000          -    15,000 6.60%; 05/15/05                                      15,297           -      15,297


                                  Life & Health Insurance (0.42%)


                                  John Hancock Global Funding II (1) (2)


           -    300,000   300,000 2.19%; 04/03/09                                           -     299,772     299,772


                                  Lincoln National


      20,000          -    20,000 5.25%; 06/15/07                                      20,954           -      20,954


                                  Nationwide Financial Services


           -      5,000     5,000 5.63%; 02/13/15                                           -       5,164       5,164


                                  Torchmark


      35,000          -    35,000 6.25%; 12/15/06                                      37,284           -      37,284


                                  Linen Supply & Related Items (0.01%)


                                  Cintas


           -     10,000    10,000 5.13%; 06/01/07                                           -      10,533      10,533


                                  Medical-Drugs (0.12%)


                                  Eli Lilly


      25,000          -    25,000 6.00%; 03/15/12                                      27,697           -      27,697


                                  Schering-Plough


           -     70,000    70,000 5.30%; 12/01/13                                           -      72,600      72,600


                                  Medical-HMO (0.03%)


                                  Anthem


      15,000          -    15,000 6.80%; 08/01/12                                      16,840           -      16,840


                                  UnitedHealth Group


      10,000          -    10,000 4.88%; 04/01/13                                      10,099           -      10,099


                                  Metal-Aluminum (0.08%)


                                  Alcan


      30,000          -    30,000 6.45%; 03/15/11                                      33,598           -      33,598


                                  Alcoa


      30,000          -    30,000 7.38%; 08/01/10                                      35,125           -      35,125


                                  Metal-Diversified (0.28%)


                                  Falconbridge


           -     15,000    15,000 5.38%; 06/01/15                                           -      15,115      15,115


           -     10,000    10,000 7.35%; 06/05/12                                           -      11,483      11,483


           -    145,000   145,000 7.38%; 09/01/05                                           -     150,516     150,516


                                  Rio Tinto Finance


      15,000          -    15,000 2.63%; 09/30/08                                      14,487           -      14,487


           -     50,000    50,000 5.75%; 07/03/06                                           -      52,347      52,347


                                  Miscellaneous Investing (0.15%)


                                  Archstone-Smith Operating Trust


      15,000          -    15,000 3.00%; 06/15/08                                      14,627           -      14,627


                                  Camden Property Trust


      15,000          -    15,000 5.88%; 06/01/07                                      15,900           -      15,900


                                  CenterPoint Properties Trust


      15,000          -    15,000 4.75%; 08/01/10                                      15,294           -      15,294


                                  Duke Realty


      10,000          -    10,000 4.63%; 05/15/13                                       9,844           -       9,844


                                  New Plan Excel Realty Trust


       5,000          -     5,000 5.88%; 06/15/07                                       5,276           -       5,276


                                  Simon Property Group


      15,000          -    15,000 3.75%; 01/30/09                                      14,812           -      14,812


           -     10,000    10,000 5.38%; 08/28/08                                           -      10,531      10,531


                                  United Dominion Realty Trust


      15,000     25,000    40,000 6.50%; 06/15/09                                      16,405      27,342      43,747


                                  Money Center Banks (0.93%)


                                  Bank of America


           -      5,000     5,000 3.88%; 01/15/08                                           -       5,083       5,083


      85,000    365,000   450,000 4.75%; 10/15/06                                      87,986     377,823     465,809


           -     95,000    95,000 7.40%; 01/15/11                                           -     111,301     111,301


                                  JP Morgan Chase


           -    135,000   135,000 5.13%; 09/15/14                                           -     137,170     137,170


      15,000          -    15,000 5.25%; 05/30/07                                      15,732           -      15,732


      60,000          -    60,000 6.75%; 02/01/11                                      67,694           -      67,694


                                  Mortgage Backed Securities (4.10%)


                                  Banc of America Commercial Mortgage


     250,000          -   250,000 5.12%; 07/11/43                                     261,487           -     261,487


     150,000          -   150,000 7.33%; 11/15/31                                     171,856           -     171,856


                                  Bear Stearns Adjustable Rate Mortgage Trust (1) (2)


           -     75,000    75,000 3.52%; 06/25/34                                           -      74,047      74,047


                                  Bear Stearns Commercial Mortgage Securities


   3,211,361    755,614 3,966,975 0.65%; 05/11/39 (1) (2)                              90,959      21,402     112,361


      98,584          -    98,584 3.97%; 11/11/35                                      99,339           -      99,339


                                  Credit Suisse First Boston Mortgage Securities (1)


           -     95,000    95,000 2.53%; 05/25/34                                           -      94,452      94,452


                                  CS First Boston Mortgage Securities (1)


           -  1,240,992 1,240,992 0.57%; 05/15/36 (2)                                       -      27,641      27,641


           -  1,311,749 1,311,749 0.68%; 07/15/36 (2)                                       -      43,018      43,018


           -     55,000    55,000 2.53%; 06/25/34 (2)                                       -      54,841      54,841


       9,800          -     9,800 4.39%; 07/15/06                                       9,809           -       9,809


           -     40,000    40,000 7.68%; 09/15/41                                           -      46,352      46,352


                                  First Union National Bank Commercial Mortgage


      84,616          -    84,616 5.59%; 02/12/34                                      89,684           -      89,684


     150,000          -   150,000 6.14%; 02/12/34                                     165,921           -     165,921


     215,000          -   215,000 7.84%; 05/17/32                                     252,411           -     252,411


           -     65,000    65,000 8.09%; 05/17/32                                           -      76,807      76,807


                                  GE Capital Commercial Mortgage


      75,000          -    75,000 4.97%; 08/11/36                                      78,223           -      78,223


                                  GMAC Commercial Mortgage Securities


           -  1,361,199 1,361,199 0.97%; 03/10/38 (1) (2)                                   -      57,120      57,120


     150,000          -   150,000 6.96%; 09/15/35                                     171,730           -     171,730


                                  Greenwich Capital Commercial Funding (1) (2)


           -  2,571,000 2,571,000 0.39%; 06/10/36                                           -      47,540      47,540


                                  JP Morgan Chase Commercial Mortgage Securities


           -  1,200,000 1,200,000 1.22%; 01/12/39 (1) (2)                                   -      62,844      62,844


           -    115,746   115,746 4.55%; 05/12/34                                           -     118,001     118,001


                                  LB Commercial Conduit Mortgage Trust


     150,000          -   150,000 7.33%; 10/15/32                                     170,946           -     170,946


                                  LB-UBS Commercial Mortgage Trust (3)


           -    714,993   714,993 0.14%; 03/15/36 (1)                                       -      20,110      20,110


           -  1,005,022 1,005,022 0.75%; 08/15/36                                           -      34,881      34,881


   1,860,780    676,647 2,537,427 1.23%; 03/15/36 (1) (2)                              97,021      35,280     132,301


           -    125,000   125,000 4.90%; 06/15/26                                           -     130,002     130,002


     110,000          -   110,000 5.59%; 06/15/31                                     118,576           -     118,576


      66,147          -    66,147 6.06%; 06/15/20                                      70,606           -      70,606


                                  Merrill Lynch Mortgage Investors (1)


           -    165,000   165,000 2.49%; 01/25/35                                           -     164,992     164,992


                                  Merrill Lynch Mortgage Trust (1)


           -  2,758,154 2,758,154 0.60%; 02/12/42                                           -      67,751      67,751


                                  Mortgage Backed Securities (continued)


                                  Morgan Stanley Capital I (2)


           -    850,000   850,000 1.12%; 01/13/41 (1)                                       -      44,673      44,673


     150,000          -   150,000 6.54%; 02/15/31                                     163,815           -     163,815


     100,000     95,000   195,000 7.11%; 04/15/33                                     113,034     107,383     220,417


                                  PNC Mortgage Acceptance


           -     53,671    53,671 7.11%; 12/10/32                                           -      57,865      57,865


                                  Wachovia Bank Commercial Mortgage Trust (1) (2)


   1,001,313          - 1,001,313 0.33%; 01/15/41                                      13,200           -      13,200


                                  Multi-line Insurance (0.64%)


                                  AEGON


      10,000          -    10,000 4.75%; 06/01/13                                       9,986           -       9,986


                                  Allstate


      15,000          -    15,000 7.88%; 05/01/05                                      15,394           -      15,394


                                  American International Group


      15,000          -    15,000 4.25%; 05/15/13                                      14,590           -      14,590


                                  Hartford Financial Services Group


      15,000          -    15,000 4.70%; 09/01/07                                      15,375           -      15,375


                                  MetLife


           -    225,000   225,000 5.25%; 12/01/06                                           -     234,408     234,408


       5,000          -     5,000 6.50%; 12/15/32                                       5,434           -       5,434


                                  Metropolitan Life Global Funding I (1) (2)


           -    250,000   250,000 2.04%; 03/17/09                                           -     249,637     249,637


                                  Safeco


       3,000          -     3,000 7.25%; 09/01/12                                       3,459           -       3,459


                                  Multimedia (1.48%)


                                  AOL Time Warner


           -    540,000   540,000 5.63%; 05/01/05                                           -     548,154     548,154


      70,000    155,000   225,000 6.13%; 04/15/06                                      73,177     162,036     235,213


      15,000     75,000    90,000 7.63%; 04/15/31                                      17,772      88,861     106,633


                                  Gannett


      15,000          -    15,000 5.50%; 04/01/07                                      15,853           -      15,853


                                  News America


           -     10,000    10,000 4.75%; 03/15/10                                           -      10,290      10,290


           -     55,000    55,000 6.55%; 03/15/33                                           -      59,173      59,173


           -    150,000   150,000 6.63%; 01/09/08                                           -     164,158     164,158


                                  Thomson


      15,000          -    15,000 4.75%; 05/28/10                                      15,462           -      15,462


      15,000          -    15,000 5.75%; 02/01/08                                      16,016           -      16,016


                                  Viacom


      50,000          -    50,000 6.40%; 01/30/06                                      52,270           -      52,270


           -     35,000    35,000 6.63%; 05/15/11                                           -      39,461      39,461


                                  Walt Disney


      10,000          -    10,000 7.00%; 03/01/32                                      11,468           -      11,468


                                  Mutual Insurance (0.12%)


                                  Liberty Mutual Group (2)


           -     60,000    60,000 5.75%; 03/15/14                                           -      58,806      58,806


           -     40,000    40,000 7.00%; 03/15/34                                           -      40,295      40,295


                                  Non-hazardous Waste Disposal (0.14%)


                                  Waste Management


           -     40,000    40,000 5.00%; 03/15/14                                           -      40,445      40,445


      15,000     60,000    75,000 7.00%; 07/15/28                                      16,739      66,957      83,696


                                  Oil & Gas Drilling (0.22%)


                                  Consolidated Natural Gas


           -     15,000    15,000 5.00%; 03/01/14                                           -      15,156      15,156


                                  Nabors Holdings


      15,000     10,000    25,000 4.88%; 08/15/09                                      15,552      10,368      25,920


                                  Nabors Industries


           -     60,000    60,000 5.38%; 08/15/12                                           -      63,113      63,113


                                  Precision Drilling


           -     65,000    65,000 5.63%; 06/01/14                                           -      68,622      68,622


                                  Transocean


      15,000          -    15,000 7.38%; 04/15/18                                      17,921           -      17,921


                                  Oil Company-Exploration & Production (1.08%)


                                  Canadian Natural Resources


           -     15,000    15,000 6.45%; 06/30/33                                           -      16,187      16,187


                                  Devon Financing


      15,000     50,000    65,000 7.88%; 09/30/31                                      18,922      63,072      81,994


                                  Husky Energy


           -     55,000    55,000 6.15%; 06/15/19                                           -      59,251      59,251


      15,000     25,000    40,000 6.25%; 06/15/12                                      16,504      27,508      44,012


                                  Kerr-McGee


           -     50,000    50,000 5.38%; 04/15/05                                           -      50,598      50,598


           -    100,000   100,000 6.95%; 07/01/24                                           -     110,134     110,134


                                  Nexen


           -    110,000   110,000 5.05%; 11/20/13                                           -     110,401     110,401


       5,000     15,000    20,000 7.88%; 03/15/32                                       6,232      18,697      24,929


                                  Pemex Project Funding Master Trust


           -    255,000   255,000 6.13%; 08/15/08                                           -     270,300     270,300


           -     50,000    50,000 7.88%; 02/01/09                                           -      56,250      56,250


      45,000     45,000    90,000 8.00%; 11/15/11                                      51,750      51,750     103,500


                                  Oil Company-Integrated (0.40%)


                                  BP Canada Finance


      15,000          -    15,000 3.63%; 01/15/09                                      14,991           -      14,991


                                  ChevronTexaco Capital


       5,000          -     5,000 3.38%; 02/15/08                                       5,024           -       5,024


                                  Conoco Funding


      40,000          -    40,000 6.35%; 10/15/11                                      44,924           -      44,924


                                  Marathon Oil


      15,000          -    15,000 6.80%; 03/15/32                                      16,954           -      16,954


                                  Occidental Petroleum


      20,000          -    20,000 4.00%; 11/30/07                                      20,379           -      20,379


                                  Petrobas International Finance


           -    150,000   150,000 9.75%; 07/06/11                                           -     174,000     174,000


                                  Petronas Capital (2)


           -     10,000    10,000 7.88%; 05/22/22                                           -      12,322      12,322


                                  Petro-Canada


      15,000          -    15,000 4.00%; 07/15/13                                      14,155           -      14,155


                                  Phillips Petroleum


      25,000          -    25,000 8.75%; 05/25/10                                      30,983           -      30,983


                                  Union Oil Company of California


      10,000          -    10,000 5.05%; 10/01/12                                      10,268           -      10,268


                                  Oil Field Machinery & Equipment (0.10%)


                                  Cooper Cameron


           -     90,000    90,000 2.65%; 04/15/07                                           -      88,442      88,442


                                  Oil Refining & Marketing (0.33%)


                                  Valero Energy


           -    225,000   225,000 6.13%; 04/15/07                                           -     240,307     240,307


      15,000     25,000    40,000 6.88%; 04/15/12                                      17,073      28,454      45,527


                                  Oil-Field Services (0.54%)


                                  Halliburton


           -    250,000   250,000 2.86%; 01/26/07 (1) (2)                                   -     250,084     250,084


      15,000          -    15,000 3.57%; (1)0/17/05 (1)                                15,122           -      15,122


      15,000    175,000   190,000 5.50%; 10/15/10                                      15,861     185,047     200,908


                                  Paper & Related Products (0.58%)


                                  International Paper


           -     40,000    40,000 3.80%; 04/01/08                                           -      40,073      40,073


      20,000     25,000    45,000 5.85%; 10/30/12                                      21,353      26,691      48,044


           -     75,000    75,000 6.75%; 09/01/11                                           -      84,299      84,299


                                  MeadWestvaco


      10,000          -    10,000 6.85%; 04/01/12                                      11,249           -      11,249


                                  Nexfor


      15,000     20,000    35,000 7.25%; 07/01/12                                      16,842      22,456      39,298


                                  Norske Skog (2)


           -     15,000    15,000 7.13%; 10/15/33                                           -      16,020      16,020


                                  Sappi Papier Holding (2)


           -     90,000    90,000 6.75%; 06/15/12                                           -      99,694      99,694


                                  Paper & Related Products (continued)


                                  Weyerhaeuser


           -     15,000    15,000 6.13%; 03/15/07                                           -      15,995      15,995


      10,000    100,000   110,000 6.75%; 03/15/12                                      11,318     113,176     124,494


      15,000          -    15,000 7.38%; 03/15/32                                      17,497           -      17,497


                                  Photo Equipment & Supplies (0.02%)


                                  Eastman Kodak


      15,000          -    15,000 3.63%; 05/15/08                                      14,723           -      14,723


                                  Pipelines (1.00%)


                                  Buckeye Partners


      15,000     35,000    50,000 4.63%; 07/15/13                                      14,678      34,250      48,928


                                  Duke Capital


           -     45,000    45,000 4.37%; 03/01/09                                           -      45,629      45,629


                                  Duke Energy Field Services


           -    175,000   175,000 7.50%; 08/16/05                                           -     181,480     181,480


           -    120,000   120,000 7.88%; 08/16/10                                           -     141,926     141,926


                                  Enbridge Energy Partners


           -     35,000    35,000 4.00%; 01/15/09                                           -      34,811      34,811


                                  Equitable Resources


      15,000     15,000    30,000 5.15%; 11/15/12                                      15,673      15,673      31,346


                                  Kinder Morgan


      35,000          -    35,000 6.65%; 03/01/05                                      35,456           -      35,456


           -    110,000   110,000 6.80%; 03/01/08                                           -     120,404     120,404


                                  Kinder Morgan Energy Partners


      30,000          -    30,000 6.75%; 03/15/11                                      33,739           -      33,739


                                  National Fuel Gas


      20,000     20,000    40,000 5.25%; 03/01/13                                      20,601      20,601      41,202


                                  TEPPCO Partners


       5,000      5,000    10,000 6.13%; 02/01/13                                       5,383       5,383      10,766


           -    115,000   115,000 7.63%; 02/15/12                                           -     134,376     134,376


                                  Property & Casualty Insurance (1.65%)


                                  ACE


      15,000    125,000   140,000 6.00%; 04/01/07                                      15,745     131,211     146,956


                                  ACE INA Holdings


           -     30,000    30,000 5.88%; 06/15/14                                           -      31,181      31,181


                                  Arch Capital Group


           -    110,000   110,000 7.35%; 05/01/34                                           -     115,987     115,987


                                  Infinity Property & Casualty


           -    100,000   100,000 5.50%; 02/18/14                                           -      99,775      99,775


                                  Markel


           -    100,000   100,000 6.80%; 02/15/13                                           -     108,000     108,000


                                  Progressive


       5,000          -     5,000 6.25%; 12/01/32                                       5,324           -       5,324


                                  St. Paul


      10,000    145,000   155,000 5.75%; 03/15/07                                      10,480     151,958     162,438


           -    185,000   185,000 7.88%; 04/15/05                                           -     189,268     189,268


                                  Property & Casualty Insurance (continued)


                                  Travelers Property Casualty


      10,000          -    10,000 3.75%; 03/15/08                                       9,953           -       9,953


                                  W.R. Berkley


           -    145,000   145,000 5.13%; 09/30/10                                           -     147,646     147,646


       5,000     30,000    35,000 5.88%; 02/15/13                                       5,148      30,885      36,033


                                  XL Capital


           -    195,000   195,000 5.25%; 09/15/14                                           -     194,678     194,678


      10,000    145,000   155,000 6.50%; 01/15/12                                      10,917     158,293     169,210


                                  Real Estate Operator & Developer (0.05%)


                                  EOP Operating


      35,000          -    35,000 7.00%; 07/15/11                                      39,670           -      39,670


                                  Regional Authority (0.18%)


                                  New Brunswick


      10,000          -    10,000 3.50%; 10/23/07                                      10,115           -      10,115


                                  Province of Nova Scotia


      25,000          -    25,000 5.75%; 02/27/12                                      27,436           -      27,436


                                  Province of Ontario


      25,000          -    25,000 5.13%; 07/17/12                                      26,458           -      26,458


                                  Province of Quebec


      75,000          -    75,000 7.13%; 02/09/24                                      92,482           -      92,482


                                  Regional Banks (1.02%)


                                  Bank One


      50,000          -    50,000 6.00%; 08/01/08                                      54,197           -      54,197


           -     50,000    50,000 7.63%; 08/01/05                                           -      51,924      51,924


                                  Fifth Third Bancorp


      10,000          -    10,000 3.38%; 08/15/08                                       9,944           -       9,944


                                  FleetBoston Financial


      40,000          -    40,000 7.25%; 09/15/05                                      41,572           -      41,572


                                  KeyCorp


      20,000     25,000    45,000 4.63%; 05/16/05                                      20,213      25,267      45,480


                                  Korea Development Bank


           -    110,000   110,000 2.48%; (1)0/20/09 (1)                                     -     109,830     109,830


      15,000          -    15,000 3.88%; 03/02/09                                      15,002           -      15,002


           -     10,000    10,000 4.25%; 11/13/07                                           -      10,224      10,224


      15,000          -    15,000 7.25%; 05/15/06                                      16,006           -      16,006


                                  PNC Funding


      20,000     75,000    95,000 5.75%; 08/01/06                                      20,946      78,546      99,492


                                  SunTrust Banks


      15,000          -    15,000 5.05%; 07/01/07                                      15,699           -      15,699


                                  Wachovia


      55,000          -    55,000 4.95%; 11/01/06                                      57,167           -      57,167


           -     35,000    35,000 5.25%; 08/01/14                                           -      36,156      36,156


           -    180,000   180,000 6.38%; 02/01/09                                           -     196,890     196,890


                                  Regional Banks (continued)


                                  Wells Fargo


           -     30,000    30,000 3.12%; 08/15/08                                           -      29,442      29,442


      10,000          -    10,000 3.50%; 04/04/08                                      10,042           -      10,042


      75,000          -    75,000 5.90%; 05/21/06                                      78,750           -      78,750


                                  Reinsurance (0.16%)


                                  Endurance Specialty Holdings


           -    135,000   135,000 7.00%; 07/15/34                                           -     137,343     137,343


                                  Research & Development (0.03%)


                                  Science Applications International


      20,000          -    20,000 7.13%; 07/01/32                                      23,370           -      23,370


                                  Retail-Discount (0.06%)


                                  Costco Wholesale


      20,000          -    20,000 5.50%; 03/15/07                                      21,075           -      21,075


                                  Target


      30,000          -    30,000 5.40%; 10/01/08                                      31,996           -      31,996


                                  Retail-Drug Store (0.02%)


                                  CVS


      15,000          -    15,000 3.88%; 11/01/07                                      15,252           -      15,252


                                  Retail-Regional Department Store (0.01%)


                                  Kohl's


      10,000          -    10,000 6.00%; 01/15/33                                      10,346           -      10,346


                                  Retail-Restaurants (0.04%)


                                  McDonald's


      15,000          -    15,000 5.38%; 04/30/07                                      15,790           -      15,790


                                  Wendy's International


      15,000          -    15,000 6.20%; 06/15/14                                      16,565           -      16,565


                                  Savings & Loans-Thrifts (0.35%)


                                  Golden West Financial


      15,000     15,000    30,000 4.13%; 08/15/07                                      15,371      15,371      30,742


                                  Washington Mutual


           -    125,000   125,000 3.81%; 06/25/34                                           -     123,799     123,799


           -     52,800    52,800 3.97%; 03/25/33                                           -      52,624      52,624


           -      5,000     5,000 5.50%; 01/15/13                                           -       5,228       5,228


      25,000     50,000    75,000 6.88%; 06/15/11                                      28,421      56,842      85,263


                                  Sovereign (0.90%)


                                  Chile Government


           -    175,000   175,000 2.52%; 01/28/08 (1)                                       -     175,665     175,665


       5,000          -     5,000 5.50%; 01/15/13                                       5,232           -       5,232


                                  Italy Government


      90,000          -    90,000 5.63%; 06/15/12                                      98,410           -      98,410


                                  Mexico Government


      85,000     25,000   110,000 7.50%; 01/14/12                                      96,560      28,400     124,960


           -    110,000   110,000 8.00%; 09/24/22                                           -     126,225     126,225


           -     45,000    45,000 8.30%; 08/15/31                                           -      52,020      52,020


      25,000     60,000    85,000 8.38%; 01/14/11                                      29,500      70,800     100,300


                                  Poland Government


      15,000          -    15,000 6.25%; 07/03/12                                      16,688           -      16,688


                                  South Africa Government


           -     65,000    65,000 6.50%; 06/02/14                                           -      70,606      70,606


                                  Special Purpose Entity (0.43%)


                                  Fondo Latinoamericano de Reservas (2)


           -    365,000   365,000 3.00%; 08/01/06                                           -     366,070     366,070


                                  Supranational Bank (0.58%)


                                  Asian Development Bank


      35,000          -    35,000 2.38%; 03/15/06                                      34,980           -      34,980


                                  Corp Andina de Fomento


           -    250,000   250,000 2.46%; 01/26/07 (1)                                       -     250,438     250,438


      25,000     35,000    60,000 6.88%; 03/15/12                                      28,039      39,254      67,293


                                  European Investment Bank


      65,000          -    65,000 4.63%; 03/01/07                                      67,503           -      67,503


                                  Inter-American Development Bank


      75,000          -    75,000 6.38%; 10/22/07                                      81,922           -      81,922


                                  Telephone-Integrated (2.88%)


                                  ALLTEL


      20,000          -    20,000 7.88%; 07/01/32                                      24,981           -      24,981


                                  BellSouth


      50,000     50,000   100,000 5.00%; 10/15/06                                      51,936      51,936     103,872


                                  British Telecommunications (1)


      50,000    410,000   460,000 7.88%; 12/15/05                                      52,817     433,101     485,918


                                  Deutsche Telekom International Finance (1)


           -     75,000    75,000 5.25%; 07/22/13                                           -      77,543      77,543


      10,000          -    10,000 8.25%; 06/15/05                                      10,343           -      10,343


      20,000     50,000    70,000 8.50%; 06/15/10                                      24,095      60,238      84,333


                                  France Telecom (1)


      25,000    300,000   325,000 8.50%; 03/01/11                                      30,026     360,307     390,333


                                  SBC Communications


           -     65,000    65,000 4.13%; 09/15/09                                           -      65,325      65,325


      50,000          -    50,000 5.75%; 05/02/06                                      52,183           -      52,183


           -     30,000    30,000 6.15%; 09/15/34                                           -      30,306      30,306


                                  Telephone-Integrated (continued)


                                  Sprint Capital


           -     30,000    30,000 6.13%; 11/15/08                                           -      32,503      32,503


           -    190,000   190,000 6.885; 11/15/28                                           -     204,046     204,046


      40,000     20,000    60,000 6.90%; 05/01/19                                      44,780      22,390      67,170


           -     50,000    50,000 7.13%; 01/30/06                                           -      52,590      52,590


                                  Telecom Italia Capital


      15,000          -    15,000 4.00%; 11/15/08                                      15,100           -      15,100


           -    325,000   325,000 4.00%; 01/15/10 (2)                                       -     321,976     321,976


           -     70,000    70,000 5.25%; 11/15/13                                           -      71,672      71,672


           -     65,000    65,000 6.38%; 11/15/33                                           -      67,462      67,462


                                  Telefonica Europe


      20,000     50,000    70,000 7.75%; 09/15/10                                      23,708      59,270      82,978


                                  Telefonos de Mexico


           -    100,000   100,000 4.50%; 11/19/08                                           -     100,881     100,881


           -    125,000   125,000 8.25%; 01/26/06                                           -     132,906     132,906


                                  Textile-Home Furnishings (0.04%)


                                  Mohawk Industries


       5,000     25,000    30,000 6.50%; 04/15/07                                       5,346      26,733      32,079


                                  Tools-Hand Held (0.02%)


                                  Stanley Works


      15,000          -    15,000 4.90%; 11/01/12                                      15,288           -      15,288


                                  Transport-Rail (0.26%)


                                  Burlington Northern Santa Fe


      30,000          -    30,000 7.95%; 08/15/30                                      38,045           -      38,045


                                  Canadian National Railway


           -     65,000    65,000 4.25%; 08/01/09                                           -      66,143      66,143


      15,000          -    15,000 4.40%; 03/15/13                                      14,763           -      14,763


                                  CSX


      15,000          -    15,000 8.63%; 05/15/22                                      19,177           -      19,177


                                  Norfolk Southern


      15,000          -    15,000 8.38%; 05/15/05                                      15,451           -      15,451


                                  Union Pacific


           -     10,000    10,000 4.70%; 01/02/24                                           -       9,734       9,734


      35,000          -    35,000 6.63%; 02/01/29                                      38,332           -      38,332


           -     25,000    25,000 7.60%; 05/01/05                                           -      25,607      25,607


                                  Transport-Services (0.12%)


                                  FedEx


           -     60,000    60,000 1.88%; 04/01/05                                           -      60,033      60,033


           -     40,000    40,000 3.50%; 04/01/09                                           -      39,484      39,484


                                                                        Total Bonds 12,173,325 35,020,810  47,194,135











                                  Federal Home Loan Mortgage Corporation


                                    (FHLMC) Certificates (12.36%)


           -    625,252   625,252 4.50%; 11/01/10                                           -     634,670     634,670


      30,000          -    30,000 4.50%; 10/01/11                                      30,459           -      30,459


           -    411,945   411,945 4.50%; 11/01/18                                           -     414,126     414,126


           -    700,000   700,000 4.50%; 12/01/19 (5)                                       -     699,672     699,672


           -    179,100   179,100 5.00%; 12/01/17                                           -     182,864     182,864


           -  1,487,311 1,487,311 5.00%; 05/01/18                                           -   1,518,696   1,518,696


           -    233,942   233,942 5.00%; 12/01/08                                           -     238,879     238,879


     363,882          -   363,882 5.00%; 05/01/34                                     363,225           -     363,225


           -  1,500,000 1,500,000 5.00%; 11/01/34 (5)                                       -   1,495,313   1,495,313


           -     17,664    17,664 5.50%; 03/01/09                                           -      18,168      18,168


           -    191,571   191,571 5.50%; 05/01/33                                           -     195,466     195,466


           -    509,858   509,858 5.50%; 08/01/33                                           -     520,225     520,225


           -    172,911   172,911 5.50%; 10/01/33                                           -     176,426     176,426


     132,958          -   132,958 5.50%; 12/01/33                                     135,662           -     135,662


           -  2,824,014 2,824,014 5.50%; 01/01/34                                           -   2,879,805   2,879,805


           -     22,952    22,952 6.00%; 09/01/16                                           -      24,098      24,098


           -     64,419    64,419 6.00%; 03/01/17                                           -      67,641      67,641


           -     96,253    96,253 6.00%; 04/01/17                                           -     101,066     101,066


           -     32,751    32,751 6.00%; 01/01/22                                           -      34,125      34,125


           -     79,533    79,533 6.00%; 06/01/28                                           -      82,552      82,552


           -     22,709    22,709 6.50%; 12/01/15                                           -      24,070      24,070


           -     22,805    22,805 6.50%; 09/01/16                                           -      24,165      24,165


           -     12,777    12,777 6.50%; 03/01/17                                           -      13,539      13,539


           -     55,452    55,452 6.50%; 04/01/17                                           -      58,759      58,759


           -    100,306   100,306 6.50%; 03/01/29                                           -     105,646     105,646


     112,605          -   112,605 6.50%; 05/01/31                                     118,544           -     118,544


      12,586     25,171    37,757 6.50%; 10/01/31                                      13,250      26,499      39,749


           -     22,516    22,516 6.50%; 02/01/32                                           -      23,704      23,704


      11,719     97,344   109,063 6.50%; 05/01/32                                      12,333     102,626     114,959


      12,900          -    12,900 6.50%; 06/01/32                                      13,576           -      13,576


           -     97,614    97,614 6.50%; 09/01/32                                           -     102,728     102,728


           -     47,129    47,129 7.00%; 01/01/32                                           -      50,069      50,069


      25,691          -    25,691 7.00%; 12/01/30                                      27,302           -      27,302


           -     34,088    34,088 7.50%; 12/01/15                                           -      36,204      36,204


           -     31,718    31,718 7.50%; 10/01/30                                           -      34,084      34,084


           -      5,867     5,867 7.50%; 12/01/30                                           -       6,301       6,301


           -     18,918    18,918 7.50%; 04/01/32                                           -      20,294      20,294


           -      9,790     9,790 8.00%; 11/01/30                                           -      10,633      10,633


                                                      Total FHLMC Certificates        714,351   9,923,113  10,637,464







                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
                                  Federal National Mortgage Association
                                    (FNMA) Certificates (11.38%)


           -    375,000   375,000 4.50%; 11/01/34 (5)                                       -     363,984     363,984


           -    608,981   608,981 5.00%; 09/01/17                                           -     622,301     622,301


           -    667,715   667,715 5.00%; 03/01/18                                           -     682,370     682,370


           -  1,500,000 1,500,000 5.00%; 11/01/34 (5)                                       -   1,494,375   1,494,375


      36,217          -    36,217 5.50%; 02/01/09                                      37,201           -      37,201


           -     64,078    64,078 5.50%; 06/01/09                                           -      65,818      65,818


           -    146,527   146,527 5.50%; 01/01/18                                           -     152,003     152,003


           -    395,670   395,670 5.50%; 03/01/23                                           -     406,492     406,492


           -    571,252   571,252 5.50%; 07/01/23                                           -     586,876     586,876


           -    348,860   348,860 5.50%; 09/01/33                                           -     355,901     355,901


      49,775          -    49,775 5.50%; 06/01/34                                      50,750           -      50,750


           -  1,800,000 1,800,000 5.50%; 11/01/34 (5)                                       -   1,832,625   1,832,625


           -     22,622    22,622 6.00%; 10/01/16                                           -      23,752      23,752


           -     93,038    93,038 6.00%; 09/01/31                                           -      96,617      96,617


           -    141,840   141,840 6.00%; 04/01/33                                           -     147,269     147,269


           -    170,140   170,140 6.00%; 10/01/33                                           -     176,651     176,651


           -    632,457   632,457 6.00%; 11/01/33                                           -     656,662     656,662


           -    571,965   571,965 6.00%; 12/01/33                                           -     593,854     593,854


           -  1,278,494 1,278,494 6.00%; 02/01/34                                           -   1,327,423   1,327,423


           -     81,362    81,362 6.50%; 12/01/31                                           -      85,718      85,718


           -     35,234    35,234 7.00%; 09/01/31                                           -      37,444      37,444


                                                        Total FNMA Certificates        87,951   9,708,135   9,796,086

                                  Government National Mortgage Association
                                  (GNMA) Certificates (2.74%)
      42,255          -    42,255 6.00%; 07/15/32                                      44,041           -      44,041
           -     91,359    91,359 6.00%; 12/15/32                                           -      95,220      95,220
           -  1,203,503 1,203,503 6.00%; 12/15/33                                           -   1,253,200   1,253,200
           -     49,841    49,841 6.50%; 10/20/28                                           -      52,705      52,705
           -     31,217    31,217 6.50%; 02/20/32                                           -      32,969      32,969
           -      9,746     9,746 6.50%; 05/20/32                                           -      10,294      10,294
           -    210,850   210,850 6.50%; 11/15/32                                           -     223,346     223,346
           -    503,862   503,862 6.50%; 09/15/33                                           -     533,259     533,259
           -     48,343    48,343 7.00%; 07/15/31                                           -      51,617      51,617
           -      9,717     9,717 7.00%; 02/15/32                                           -      10,374      10,374
           -     18,974    18,974 7.50%; 12/15/30                                           -      20,435      20,435
           -     17,553    17,553 7.50%; 04/15/31                                           -      18,905      18,905
           -      9,173     9,173 8.00%; 08/20/29                                           -       9,960       9,960
           -      3,657     3,657 8.00%; 02/15/32                                           -       3,987       3,987
                                                        Total GNMA Certificates        44,041   2,316,271   2,360,312

                                  Treasury Bonds (16.34%)
                                  U.S. Treasury
           -  1,000,000 1,000,000 1.88%; 12/31/05                                           -     995,352     995,352
           -    675,000   675,000 3.63%; 07/15/09 (4)                                       -     685,785     685,785
           -    850,000   850,000 3.88%; 02/15/13                                           -     850,265     850,265
           -    675,000   675,000 4.00%; 06/15/09                                           -     697,017     697,017
           -    550,000   550,000 4.00%; 02/15/14 (4)                                       -     550,022     550,022
           -    600,000   600,000 4.75%; 05/15/14 (4)                                       -     634,406     634,406
           -    650,000   650,000 4.88%; 02/15/12                                           -     696,592     696,592
           -    500,000   500,000 5.00%; 02/15/11                                           -     539,922     539,922
           -  1,100,000 1,100,000 5.38%; 02/15/31 (4)                                       -   1,194,746   1,194,746
           -    875,000   875,000 6.25%; 08/15/23                                           -   1,033,594   1,033,594
           -    500,000   500,000 7.25%; 05/15/16 (4)                                       -     634,297     634,297
                                  U.S.Treasury Inflation-Indexed Obligations
           -    333,314   333,314 2.00%; 01/15/14 (4)                                       -     345,513     345,513
           -    897,053   897,053 3.38%; 01/15/07 (4)                                       -     961,318     961,318
           -    809,356   809,356 3.63%; 01/15/08                                           -     892,758     892,758
           -    779,956   779,956 3.88%; 01/15/09 (4)                                       -     884,914     884,914
           -    337,899   337,899 4.25%; 01/15/10                                           -     396,055     396,055
                                  U.S. Treasury Strip
     550,000    225,000   775,000 0.00%; 11/15/15                                     338,347     115,132     453,479
     600,000          -   600,000 0.00%; 11/15/18 (3)                                 307,019           -     307,019
     700,000    265,000   965,000 0.00%; 05/15/20                                     327,429     123,955     451,384
   2,050,000    420,000 2,470,000 0.00%; 08/15/25                                     712,313     145,937     858,250
                                                           Total Treasury Bonds     1,685,108  12,377,580  14,062,688

                                  Commercial Paper (15.69%)

                                  Finance-Mortgage Loan/Banker (15.69%)

                                  Investment in Joint Trading Account;
                                  Federal Home Loan Bank
     103,585 13,400,384 13,503,9691.69%; 11/01/04                                     103,585   13,400,384      13,503,969


                                                         Total Commercial Paper       103,585   13,400,384      13,503,969
                                                                                                                    -

                                           Total Portfolio Investments (113.38%)   14,808,361  82,746,293      97,554,654

                              Cash and receivables, net of liabilities (-13.38%)      125,163  (11,637,394)    (11,512,231)


                                                      Total Net Assets (100.00%)  $14,933,524 $ 71,108,899  $   86,042,423
                                                                                        ==================================

(1)  Variable rate.
(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $4,017,393 or 4.69% of net assets.
(3)  Non-income producing security.
(4) Security or a portion of the security was pledged as collateral for reverse repurchase agreements. At the end of the period, these securities totaled $5,755,519 or 6.71% of net assets.
(5) Security or a portion of the security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements..
(6) Market value is determined in accordance with procedures established in good faith by the Board of Directors..

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

                                       Unrealized Appreciation                   $   788,306  $  1,084,617  $ 1,872,923
                                       Unrealized Depreciation                       (34,843)     (110,406)    (145,249)
                                                                                 ---------------------------------------
                                       Net Unrealized Appreciation (Depreciation)    753,463       974,211  $  1,727,674
                                       Cost for federal income tax purposes      $14,054,898  $ 81,772,082  $ 95,826,980




                                                            High Quality Long-Term Bond   High Quality Intermediate-Term
                                                                      Fund                            Fund
                                                            -------------------------------------------------------------
                                                            Notional     Unrealized           Notional    Unrealized
                                                                         Gain (Loss)                      Gain (Loss)
                        Description
Swap Agreements
Total Return Swaps

Receive  monthly a return equal to the Lehman ERISA Eligible
CMBS Index and pay monthly a floating  rate based on 1-month
LIBOR less 45 basis  points  with  Morgan  Stanley.  Expires
November 2004.                                               $ 800,000    $ 5,135             $2,750,000    $17,588


                                         Investments by Sector (unaudited)
-----------------------------------------------------------------------------------------------------------------------------
   Percentage of Total Value     Sector                                                          Value


      29.02%     38.27%    36.87%Government                                        $ 4,298,97  $ 31,679,447  $ 35,978,423
      20.15      26.07     25.18 Mortgage Securities                               2,984,960     21,580,748    24,565,708
      17.66      12.79     13.53 Financial                                         2,615,704     10,589,691    13,205,395
      12.74       5.35      6.47 Asset Backed Securities                           1,886,625      4,426,885     6,313,510
       5.89        5.3      5.39 Communications                                      873,125      4,383,627     5,256,752
       3.72       3.64      3.65 Utilities                                           550,535      3,014,280     3,564,815
       2.99       3.26      3.21 Energy                                              442,593      2,694,228     3,136,821
       2.75       2.15      2.24 Consumer, Non-cyclical                              408,182      1,775,628     2,183,810
       1.92       0.99      1.13 Industrial                                          283,819        820,344     1,104,163
       1.52       1.42      1.44 Basic Materials                                     225,942      1,175,961     1,401,903
          0       0.66      0.74 Consumer, Cyclical                                  174,867        542,110       716,977
       0.42       0.02      0.08 Technology                                           63,033         15,447        78,480
       1.18       0.06      0.05 Diversified                                               -         47,897        47,897
       0.04       0.02      0.02 Swap Agreements                                       5,135         17,588        22,723
                                 Total                                             $ 14,813,4 $ 682,763,881  $ 97,577,377
                                                                               ===============================================

                    Percentages  are  adjusted to reflect the impact of currency
                    contracts,   futures  contracts,  and  swap  agreements,  if
                    applicable.

                    NOTES TO PRO FORMA FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

1. DESCRIPTION OF THE FUND

High Quality Intermediate-Term Bond Fund, is a series of Principal Investors Fund, Inc. (the "Fund"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.


2. BASIS OF COMBINATION

On February 24, 2005, the Board of Directors of Principal Investors Fund, Inc., High Quality Long-Term Bond Fund approved an Agreement and Plan of Reorganization (the "Reorganization") whereby, subject to approval by the shareholders of High Quality Long-Term Bond Fund, High Quality Intermediate-Term Bond Fund will acquire all the assets of High Quality Long-Term Bond Fund subject to the liabilities of such fund, in exchange for a number of shares equal to the pro rata net assets of shares of High Quality Intermediate-Term Bond Fund.

The Reorganization will be accounted for as a tax-free reorganization of investment companies. The pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the Reorganization occurred at October 31, 2004. The unaudited pro forma schedule of investments and statement of assets and liabilities reflect the financial position of High Quality Long-Term Bond Fund and High Quality Intermediate-Term Bond Fund at October 31, 2004. The unaudited pro forma statement of operations reflect the results of operations of High Quality Long-Term Bond Fund and High Quality Intermediate-Term Bond Fund for the twelve months ended October 31, 2004. The statements have been derived from the Funds' respective books and records utilized in calculating daily net asset value at the dates indicated above for High Quality Long-Term Bond Fund and High Quality Intermediate-Term Bond Fund under U.S. generally accepted accounting principles. The historical cost of investment securities will be carried forward to the surviving entity and results of operations of High Quality Intermediate-Term Bond Fund for pre-combination periods will not be restated.

The pro forma schedule of investments and statements of assets and liabilities and operations should be read in conjunction with the historical financial statements of the Funds incorporated by reference in the Statements of Additional Information.


3. SECURITY VALUATION

High Quality Long-Term Bond Fund and High Quality Intermediate-Term Bond Fund value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use electronic modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Management Corporation under procedures established and periodically reviewed by each Fund's Board of Directors.

Short-term securities are valued at amortized cost, which approximates market. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the fund.


4. CAPITAL SHARES

The pro forma net asset value per share assumes issuance of shares of High Quality Intermediate-Term Bond Fund that would have been issued at October 31, 2004, in connection with the Reorganization. The number of shares assumed to be issued is equal to the net assets of High Quality Long-Term Bond Fund, as of October 31, 2004, divided by the net asset value per share of the High Quality Intermediate-Term Bond Fund as of October 31, 2004. The pro forma number of shares outstanding, by class, for the combined fund can be found on the statement of assets and liabilities.


5. PRO FORMA ADJUSTMENTS

The accompanying pro forma financial statements reflect changes in fund shares as if the Reorganization had taken place on October 31, 2004. The expenses of the High Quality Long-Term Bond Fund were adjusted assuming the fee structure of the High Quality Intermediate-Term Bond Fund was in effect for the twelve months ended October 31, 2004.


6. DISTRIBUTIONS

No provision for federal income taxes is considered necessary because each fund is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.


7.  SUBSEQUENT EVENTS

Effective November 1, 2004, initial purchases of Advisors Signature shares of High Quality Long-Term Bond Fund and High Quality Intermediate-Term Bond Fund were made by Principal Life Insurance Company. The pro forma financial statements do not reflect the addition of Advisors Signature shares.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
7. SUBSEQUENT EVENTS

Effective January 1, 2005, High Quality Long-Term Bond Fund and High Quality Intermediate-Term Bond Fund implemented management and investment advisory fee schedules as follows:

                                          NET ASSETS OF FUNDS (IN MILLIONS)
                                        ----------------------------------
                                        FIRST    NEXT    NEXT        OVER
                                         $500    $500    $500    $1.5 BILLION
                                        ------  ------  ------  ---------------
 High Quality Intermediate-Term Bond     .40%    .38%    .36%        .35%
 Fund
 High Quality Long-Term Bond Fund        .40     .38     .36         .35

The fee schedule described above is reflected in the pro forma statements of operations.

                                     PART C

                                OTHER INFORMATION

Item 15.       Indemnification

         Under Section 2-418 of the Maryland General Corporation Law, with respect to any proceedings against a present or former director, officer, agent or employee (a "corporate representative") of the Registrant, the Registrant may indemnify the corporate representative against judgments, fines, penalties, and amounts paid in settlement, and against expenses, including attorneys' fees, if such expenses were actually incurred by the corporate representative in connection with the proceeding, unless it is established that:

        (i) The act or omission of the corporate representative was material to the matter giving rise to the proceeding; and

               1.   Was committed in bad faith; or

               2. Was the result of active and deliberate dishonesty; or

       (ii) The corporate representative actually received an improper personal benefit in money, property, or services; or

      (iii) In the case of any criminal proceeding, the corporate representative had reasonable cause to believe that the act or omission was unlawful.

         If a proceeding is brought by or on behalf of the Registrant, however, the Registrant may not indemnify a corporate representative who has been adjudged to be liable to the Registrant. Under the Registrant's Articles of Incorporation and Bylaws, directors and officers of the Registrant are entitled to indemnification by the Registrant to the fullest extent permitted under Maryland law and the Investment Company Act of 1940. Reference is made to
Article VI, Section 7 of the Registrant's Articles of Incorporation, Article 12 of the Registrant's Bylaws and Section 2-418 of the Maryland General Corporation Law.

         The Registrant has agreed to indemnify, defend and hold the Distributor, its officers and directors, and any person who controls the Distributor within the meaning of Section 15 of the Securities Act of 1933, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Distributor, its officers, directors or any such controlling person may incur under the Securities Act of 1933, or under common law or otherwise, arising out of or based upon any untrue statement of a material fact contained in the Registrant's registration statement or prospectus or arising out of or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading, except insofar as such claims, demands, liabilities or expenses arise out of or are based upon any such untrue statement or omission made in conformity with information furnished in writing by the Distributor to the Registrant for use in the Registrant's registration statement or prospectus: provided, however, that this indemnity agreement, to the extent that it might require indemnity of any person who is also an officer or director of the Registrant or who controls the Registrant within the meaning of Section 15 of the Securities Act of 1933, shall not inure to the benefit of such officer, director or controlling person unless a court of competent jurisdiction shall determine, or it shall have been determined by controlling precedent that such result would not be against public policy as expressed in the Securities Act of 1933, and further provided, that in no event shall anything contained herein be so construed as to protect the Distributor against any liability to the Registrant or to its security holders to which the Distributor would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of its duties, or by reason of its reckless disregard of its obligations under this Agreement. The Registrant's agreement to indemnify the Distributor, its officers and directors and any such controlling person as aforesaid is expressly conditioned upon the Registrant being promptly notified of any action brought against the Distributor, its officers or directors, or any such controlling person, such notification to be given by letter or telegram addressed to the Registrant.


Item 16. Exhibits.

* Unless otherwise stated, all filing references are to File No. 33-59474

1     (1)      a.  Articles of Amendment and Restatement (filed 4/12/96)
               b.  Articles of Amendment and Restatement (filed 9/22/00)
               c.  Articles of Amendment and Restatement dated 6/14/02
                   (filed 12/30/02)

      (2)      Articles of Amendment (filed 9/12/97)

      (3)      a.  Certificate of Correction dated 9/14/00 (filed 9/22/00)
               b.  Certificate of Correction dated 12/13/00 (filed 10/12/01)

      (4)      a.  Articles Supplementary dated 12/11/00 (filed 10/12/01)
               b.  Articles Supplementary dated 3/12/01 (filed 10/12/01)
               c.  Articles Supplementary dated 4/16/02 (filed 12/30/02)
               d.  Articles Supplementary dated 9/25/02 (filed 12/30/02)
               e.  Articles Supplementary dated 2/5/03 (filed 02/26/03)
               f.  Articles Supplementary dated 4/30/03 (filed 9/11/03)
               g.  Articles Supplementary dated 6/10/03 (filed 9/11/03)
               h.  Articles Supplementary dated 9/9/03 (filed 9/11/03)
               i.  Articles Supplementary dated 11/6/03 (filed 12/15/03)
               j.  Articles Supplementary dated 1/29/04 (filed 2/26/04)
               k.  Articles Supplementary dated 3/8/04  (filed 7/27/04)
               l.  Articles Supplementary dated 6/14/04 (filed 9/27/04)
               m.  Articles Supplementary dated 9/13/04 (filed 12/13/04)
               n.  Articles Supplementary dated 10/1/04 (filed 12/13/04)
               o.  Articles Supplementary dated 12/13/04 (filed 2/28/05)

2      By-laws (filed 9/11/03)

3      Not Applicable

4      Form of Agreement and Plan of Reorganization
       (filed herewith as Exhibit A to the Proxy Statement/Prospectus).

5      Included in Exhibits 1 and 2 hereto.

6      (1)  a. Management Agreement (filed 9/12/97)
            b. 1st Amendment to the Management Agreement (filed 9/22/00)
            c. Management Agreement (filed 12/5/00)
            d. Amendment to Management Agreement dated 9/9/02 (filed 12/30/02)
            e. Amendment to Management Agreement dated 3/11/02 (filed 02/26/03)
            f. Amendment to Management Agreement dated 12/10/02 (filed 02/26/03)
            g. Amendment to Management Agreement dated 10/22/03 (filed 12/15/03)
            h. Amendment to Management Agreement dated 3/8/04 (filed 6/1/04)
            i. Amendment to Management Agreement dated 6/14/04 (filed 9/27/04)
            j. Amendment to Management Agreement dated 7/29/04 (filed 9/27/04)
            k. Amendment to Management Agreement dated 9/13/04 (filed 9/27/04)
            l. Amendment to Management Agreement dated 12/13/04 (filed 2/28/05)
            m. Amendment to Management Agreement dated 1/1/05 (filed 2/28/05)

       (2)  a. Spectrum Sub-Advisory Agreement (filed 04/29/02)
            b. Amended &Restated Sub-Advisory Agreement with Spectrum (filed
               9/11/03)

       (3)  a. Principal Global Investors Sub-Advisory Agreement (filed
               12/30/02)
            b. Amended and Restated PGI Sub-Advisory Agreement
               (filed 02/26/03)
            c. Amended &Restated Sub-Advisory Agreement with
               PGI (filed 9/11/03)
            d. Amended &Restated Sub-Advisory Agreement
               with PGI (filed 6/1/04)
            e. Amended &Restated Sub-Advisory Agreement with PGI dtd 7-04
               (filed 9/27/04)
            f. Amended &Restated Sub-Advisory Agreement with PGI dtd 9-13-04
               (filed 12/13/04)


7     (1)   a.  Distribution Agreement (filed 4/12/96)
            b. 1st Amendment to the Distribution Agreement (filed 9/22/00)
            c. Distribution Agreement (filed 9/22/00)
            d. Distribution Plan and Agreement (Select Class)
               (filed 12/30/02)
            e. Amended and Restated Distribution Plan and Agreement
               (Select Class)(filed 12/30/02)
            f. Amended and Restated Distribution Plan and Agreement
               (Advisors Select Class)(filed 12/30/02)
            g. Amended and Restated Distribution Plan and Agreement
               (Advisors Preferred Class)(filed 12/30/02)
            h. Amended and Restated Distribution Plan and Agreement
               (Class J)(filed 12/30/02)
            i. Amended and Restated Distribution Agreement (filed 12/30/02)
            j. Amendment to Distribution Plan and Agreement (Advisors
               Preferred Class) (filed 02/26/03)
            k. Amendment to Distribution Plan and Agreement (Advisors Select
               Class) (filed 02/26/03)
            l. Amendment to Distribution Plan and Agreement (Select Class)
               (filed 02/26/03)
            m. Amendment to Distribution Agreement dated 03/02
               (filed 02/26/03)
            n. Amendment to Distribution Agreement dated 12/02
               (filed 02/26/03)
            o. Amended &Restated Distribution Agreement dated 10/22/03
               (filed 12/15/03)
            p. Amended &Restated Distribution Agreement dated 6/14/04
               (filed 9/27/04)

      (2)   a. Selling Agreement--Advantage Classes (filed 9/11/03)
            b. Selling Agreement--J Shares (filed 9/11/03)

8      Not Applicable

9     (1)   a. Domestic Portfolio Custodian Agreement with Bank of New York
               (filed 4/12/96)
            b. Domestic Funds Custodian Agreement with Bank of New York filed 12/5/00)

      (2) a. Global Portfolio Custodian Agreement with Chase Manhattan Bank (filed 4/12/96)
            b. Global Funds Custodian Agreement with Chase Manhattan Bank
               (filed 12/5/00)

10     Rule 12b-1 Plan
      (1)   Advisors Preferred Plan (filed 9/22/2000)
            a. Amended &Restated dated 9/9/02 (filed 12/30/02)
            b. Amended &Restated dated 3/11/04 (filed 3/14/04)
            c. Amended &Restated dated 6/14/04 (filed 9/27/04)
            d. Amended &Restated dated 9/13/04 (filed 9/27/04)
            e. Amended &Restated dated 12/13/04 (filed 2/28/05)

      (2)   Advisors Select Plan (filed 9/22/2000)
            a. Amended &Restated dated 9/9/02 (filed 12/30/02)
            b. Amended &Restated dated 3/11/04 (filed 3/14/04)
            c. Amended &Restated dated 6/14/04 (filed 9/27/04)
            d. Amended &Restated dated 9/13/04 (filed 9/27/04)
            e. Amended &Restated dated 12/13/04 (filed 2/28/05)

      (3)   Select Plan (filed 12/30/02)
            a. Amended &Restated dated 9/9/02 (filed 12/30/02)
            b. Amended &Restated dated 3/11/04 (filed 3/14/04)
            c. Amended &Restated dated 6/14/04 (filed 9/27/04)
            d. Amended &Restated dated 9/13/04 (filed 9/27/04)
            e. Amended & Restated dated 12/13/04 (filed 2/28/05)

      (4)   Class J Plan (filed 12/30/02)
            a. Amended &Restated dated 9/9/02 (filed 12/30/02)
            b. Amended &Restated dated 9/13/04 (filed 9/27/04)
            c. Amended &Restated dated 12/13/04 (filed 2/28/05)

      (5)   Advisors Signature Plan (filed 12/13/04)
            a. Amended &Restated dated 9/13/04 (filed 9/27/04)
            b. Amended &Restated dated 12/13/04 (filed 2/28/05)



      (n)   Rule 18f-3 Plan (filed 9/27/04)

11 Opinion and Consent of Michael D. Roughton, regarding legality of issuance of shares and other matters- *

12     Forms of Opinions and Consents of counsel on tax matters

      (a)(i)    Form of Opinion of Randy Bergstrom- *
      (a)(ii)   Form of Opinion of Carolyn Kolks- *
      (b)(i)    Consent of Randy Lee Bergstrom- *
      (b)(ii)   Consent of Carolyn Kolks- *


13     Not Applicable

14     Consent of Independent Registered Public Accountants

15     Not Applicable

16    (a) Powers of Attorney - previously filed.

17    (a) Prospectuses of Principal Investors Fund, Inc., with respect to the
          High Quality Long-Term Bond Fund, dated March 1, 2005 (filed ______).

      (b) Statement of Additional Information of Principal Investors Fund, Inc. dated March 1, 2005 (filed _________)

      (c) Annual Report of Principal Investors Fund, Inc. for the fiscal year ended October 31, 2004 (filed 12/28/04)


* Filed Herewith.

Item 17.       Undertakings

         (a) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for re-offerings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (b) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, Principal Investors Fund, Inc., has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Des Moines and State of Iowa, on the 15th day of March, 2005.

                                       Principal Investors Fund, Inc.
                                              (Registrant)

                                       By   /s/ R. C. Eucher
                                       R. C. Eucher
                                       Director, President and
                                       Chief Executive Officer

Attest:  /s/ A. S. Filean
A. S. Filean
Senior Vice President and Secretary

         Pursuant to the requirement of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                      Title                                       Date

/s/ R. C. Eucher               Director, President and            March  15,2005
R. C. Eucher                   Chief Executive Officer
                               (Principal Executive Officer)

  (L. D. Zimpleman)*           Director and Chairman              March  15,2005
L. D. Zimpleman                of the Board

/s/ J. R. Brown                Vice President and                 March  15,2005
J. R. Brown                    Chief Financial Officer
                               (Principal Accounting Officer)

   (J. E. Aschenbrenner)*      Director                           March  15,2005
J. E. Aschenbrenner

   (E. Ballantine)*            Director                           March  15,2005
E. Ballantine


   (J. D. Davis)*              Director                           March  15,2005
J. D. Davis

   (R. W. Gilbert)*            Director                           March  15,2005
R. W. Gilbert

   (M. A. Grimmett)*           Director                           March  15,2005
M. A. Grimmett

   (W. C. Kimball)*            Director                           March  15,2005
W. C. Kimball

   (B. A. Lukavsky)*           Director                           March  15,2005
B. A. Lukavsky



*By    /s/ R. C. Eucher
R. C. Eucher
Director, President and Chief Executive Officer
Pursuant to Powers of Attorney previously filed or filed herewith.

                                  EXHIBIT INDEX


    Exhibit No.      Description

         4 Form of Agreement and Plan of Reorganization (filed herewith as Appendix A to the Proxy Statement/Prospectus)

        11 Opinion and Consent of Michael D. Roughton regarding legality of issuance of shares and other matters.

        12           Forms of Opinions and Consents of counsel on tax matters.

       (a)(i)        Form of Opinion of Randy Bergstrom
       (a)(ii)       Form of Opinion of Carolyn Kolks
       (b)(i)        Consent of Randy Lee Bergstrom
       (b)(ii)       Consent of Carolyn Kolks

        14           Consent of Independent Registered Public Accountants.